Quarterly Holdings Report
for

Fidelity® Total Bond Fund

May 31, 2021

TBD-QTLY-0721
1.800361.117

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 36.4%
		Principal Amount(a)	Value
Convertible Bonds - 0.0%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
DISH Network Corp. 2.375% 3/15/24		$8,804,000	$8,517,870
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Mesquite Energy, Inc.:
15% 7/15/23 (b)(c)		1,380,857	4,363,508
15% 7/15/23 (b)(c)		799,989	2,239,969
			6,603,477
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Colony Capital Operating Co. LLC 5.75% 7/15/25 (d)		10,000	30,988
Colony Capital, Inc. 5% 4/15/23		10,000	10,277
			41,265

TOTAL CONVERTIBLE BONDS			15,162,612

Nonconvertible Bonds - 36.4%
COMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 1.4%
Altice France SA:
5.125% 1/15/29 (d)		14,275,000	14,132,250
5.125% 7/15/29 (d)		8,970,000	8,893,396
5.5% 1/15/28 (d)		4,910,000	5,022,881
7.375% 5/1/26 (d)		672,000	698,826
8.125% 2/1/27 (d)		10,026,000	10,928,340
AT&T, Inc.:
2.55% 12/1/33 (d)		6,621,000	6,394,814
3% 6/30/22		7,993,000	8,192,569
3.8% 12/1/57 (d)		15,250,000	15,017,422
4.3% 2/15/30		10,373,000	11,808,585
4.45% 4/1/24		1,500,000	1,648,566
5.15% 11/15/46		12,000,000	14,834,418
6.2% 3/15/40		7,512,000	9,926,452
6.3% 1/15/38		10,617,000	14,436,423
Axtel S.A.B. de CV 6.375% 11/14/24 (d)		276,000	287,351
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (d)		27,017,000	28,773,105
7.5% 10/15/26 (d)		20,227,000	21,238,350
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)		1,135,000	1,104,190
5.625% 9/15/28 (d)		895,000	901,041
Colombia Telecomunicaciones SA 4.95% 7/17/30 (d)		560,000	575,736
Consolidated Communications, Inc. 5% 10/1/28 (d)		1,385,000	1,409,238
Frontier Communications Corp.:
5% 5/1/28 (d)		13,065,000	13,391,625
5.875% 10/15/27 (d)		5,356,000	5,690,750
6.75% 5/1/29 (d)		5,950,000	6,221,201
Iliad SA:
0.625% 11/25/21 (Reg. S)	EUR	8,500,000	10,388,170
0.75% 2/11/24 (Reg. S)	EUR	7,300,000	8,893,083
Level 3 Financing, Inc.:
3.625% 1/15/29 (d)		840,000	807,450
4.25% 7/1/28 (d)		5,805,000	5,817,481
4.625% 9/15/27 (d)		5,225,000	5,366,937
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (d)		1,145,000	1,189,369
Lumen Technologies, Inc.:
4.5% 1/15/29 (d)		14,110,000	13,651,425
5.125% 12/15/26 (d)		7,515,000	7,785,070
6.875% 1/15/28		850,000	945,625
Qtel International Finance Ltd.:
2.625% 4/8/31 (d)		1,235,000	1,243,089
3.25% 2/21/23 (d)		1,185,000	1,234,992
5% 10/19/25 (d)		660,000	757,969
Sable International Finance Ltd. 5.75% 9/7/27 (d)		1,755,000	1,849,244
Sprint Capital Corp.:
6.875% 11/15/28		15,940,000	19,941,896
8.75% 3/15/32		10,500,000	15,566,250
Telecom Italia Capital SA:
6% 9/30/34		2,030,000	2,243,150
7.2% 7/18/36		2,599,000	3,220,330
7.721% 6/4/38		605,000	792,066
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (d)		1,260,000	1,323,236
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		7,800,000	8,213,400
Verizon Communications, Inc.:
2.1% 3/22/28		22,884,000	23,184,519
2.55% 3/21/31		21,181,000	21,299,446
2.987% 10/30/56		39,193,000	34,917,269
3% 3/22/27		5,131,000	5,527,217
4.862% 8/21/46		26,720,000	33,139,329
5.012% 4/15/49		569,000	720,002
Virgin Media Finance PLC 5% 7/15/30 (d)		5,430,000	5,407,153
Windstream Escrow LLC 7.75% 8/15/28 (d)		8,860,000	9,053,945
Zayo Group Holdings, Inc.:
4% 3/1/27 (d)		2,850,000	2,785,875
6.125% 3/1/28 (d)		10,480,000	10,668,430
			459,460,946
Entertainment - 0.3%
The Walt Disney Co.:
3.8% 3/22/30		39,850,000	44,789,833
4.7% 3/23/50		29,296,000	36,753,436
			81,543,269
Interactive Media & Services - 0.0%
Baidu.com, Inc.:
1.72% 4/9/26		1,135,000	1,140,178
2.375% 10/9/30		635,000	622,816
Tencent Holdings Ltd.:
1.81% 1/26/26 (d)		645,000	654,998
2.39% 6/3/30 (d)		800,000	787,664
2.88% 4/22/31 (d)		530,000	539,487
3.975% 4/11/29 (d)		480,000	528,240
			4,273,383
Media - 1.6%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (d)		12,095,000	12,820,700
Altice Financing SA:
5% 1/15/28 (d)		12,360,000	12,265,693
7.5% 5/15/26 (d)		14,513,000	15,088,985
Altice France Holding SA 6% 2/15/28 (d)		12,670,000	12,479,950
Cable Onda SA 4.5% 1/30/30 (d)		1,730,000	1,823,853
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)		7,995,000	7,979,010
4.5% 8/15/30 (d)		3,170,000	3,230,325
4.5% 5/1/32		6,775,000	6,834,959
4.5% 6/1/33 (d)		4,740,000	4,729,525
5% 2/1/28 (d)		12,200,000	12,764,250
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22		13,008,000	13,518,274
4.908% 7/23/25		13,008,000	14,791,968
5.375% 5/1/47		32,692,000	38,156,936
6.484% 10/23/45		9,078,000	11,945,657
Comcast Corp.:
3.9% 3/1/38		3,341,000	3,743,600
4.65% 7/15/42		7,870,000	9,597,482
6.45% 3/15/37		1,399,000	1,996,605
CSC Holdings LLC:
4.125% 12/1/30 (d)		3,005,000	2,936,787
4.625% 12/1/30 (d)		13,005,000	12,600,545
5.5% 4/15/27 (d)		6,077,000	6,380,850
5.75% 1/15/30 (d)		16,810,000	17,546,278
7.5% 4/1/28 (d)		3,026,000	3,313,470
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)		8,360,000	6,186,316
Discovery Communications LLC:
3.625% 5/15/30		13,528,000	14,457,275
4.65% 5/15/50		36,524,000	40,563,589
Dolya Holdco 18 DAC 5% 7/15/28 (d)		5,710,000	5,774,238
Fox Corp.:
3.666% 1/25/22		2,306,000	2,356,845
4.03% 1/25/24		4,055,000	4,409,253
4.709% 1/25/29		5,868,000	6,803,386
5.476% 1/25/39		5,787,000	7,212,201
5.576% 1/25/49		3,840,000	4,906,043
Gray Television, Inc. 4.75% 10/15/30 (d)		2,285,000	2,244,601
Lagardere S.C.A.:
1.625% 6/21/24 (Reg. S)	EUR	3,100,000	3,735,083
2.125% 10/16/26 (Reg. S)	EUR	4,800,000	5,732,839
2.75% 4/13/23 (Reg. S)	EUR	4,600,000	5,728,671
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (d)		1,905,000	1,954,682
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)		9,020,000	9,110,200
6.5% 9/15/28 (d)		12,327,000	12,665,993
Sinclair Television Group, Inc.:
5.125% 2/15/27 (d)		5,860,000	5,866,944
5.5% 3/1/30 (d)		2,580,000	2,580,593
Sirius XM Radio, Inc.:
4.125% 7/1/30 (d)		1,450,000	1,453,625
5.5% 7/1/29 (d)		1,410,000	1,526,325
Tegna, Inc.:
4.625% 3/15/28		2,830,000	2,890,138
5% 9/15/29		1,100,000	1,126,125
Time Warner Cable LLC:
4% 9/1/21		12,918,000	12,951,784
4.5% 9/15/42		18,291,000	19,747,301
5.5% 9/1/41		8,265,000	9,940,531
5.875% 11/15/40		10,540,000	13,226,671
6.55% 5/1/37		29,622,000	39,295,419
7.3% 7/1/38		24,672,000	34,930,327
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (e)		6,001,000	2,976,121
Univision Communications, Inc.:
4.5% 5/1/29 (d)		3,215,000	3,253,644
6.625% 6/1/27 (d)		5,610,000	6,065,813
9.5% 5/1/25 (d)		840,000	924,260
Virgin Media Secured Finance PLC 4.5% 8/15/30 (d)		4,925,000	4,912,688
VTR Finance BV 6.375% 7/15/28 (d)		830,000	874,820
Ziggo Bond Co. BV 5.125% 2/28/30 (d)		3,960,000	4,019,400
Ziggo BV:
4.875% 1/15/30 (d)		2,545,000	2,607,989
5.5% 1/15/27 (d)		6,896,000	7,145,980
			538,703,415
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV 3.125% 7/16/22		5,873,000	6,039,279
Bharti Airtel International BV 5.35% 5/20/24 (d)		875,000	964,852
Digicel Group Ltd. 6.75% 3/1/23 (d)		731,000	694,222
Millicom International Cellular SA 4.5% 4/27/31 (d)		1,525,000	1,590,651
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (d)		819,000	942,004
Silknet JSC 11% 4/2/24 (Reg. S)		200,000	218,938
T-Mobile U.S.A., Inc.:
2.25% 2/15/26		905,000	912,647
3.75% 4/15/27		23,850,000	26,218,544
3.875% 4/15/30		42,000,000	46,034,520
4.375% 4/15/40		5,147,000	5,758,515
4.5% 4/15/50		10,111,000	11,442,214
VimpelCom Holdings BV:
3.375% 11/25/27 (d)		1,110,000	1,117,826
7.25% 4/26/23 (d)		1,155,000	1,256,975
Vodafone Group PLC:
2.625% 8/27/80 (Reg. S) (f)	EUR	6,275,000	7,843,350
6.25% 10/3/78 (Reg. S) (f)		1,000,000	1,100,000
VTR Comunicaciones SpA:
4.375% 4/15/29 (d)		680,000	673,200
5.125% 1/15/28 (d)		1,666,000	1,716,397
			114,524,134
TOTAL COMMUNICATION SERVICES			1,198,505,147
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.0%
Metalsa SA de CV 3.75% 5/4/31 (d)		1,225,000	1,212,980
Real Hero Merger Sub 2 6.25% 2/1/29 (d)		725,000	749,650
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	3,953,000	4,834,465
Tupy Overseas SA 4.5% 2/16/31 (d)		1,220,000	1,207,038
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	2,600,000	3,175,326
			11,179,459
Automobiles - 0.3%
General Motors Financial Co., Inc.:
4% 1/15/25		11,521,000	12,575,597
4.25% 5/15/23		3,453,000	3,687,809
4.375% 9/25/21		30,556,000	30,944,097
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (d)		22,286,000	22,819,744
3.125% 5/12/23 (d)		19,413,000	20,423,325
			90,450,572
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)		11,830,000	11,817,460
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		12,455,000	13,046,613
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23		5,393,000	5,805,047
Laureate Education, Inc. 8.25% 5/1/25 (d)		2,355,000	2,452,026
Service Corp. International:
4% 5/15/31		3,715,000	3,785,957
5.125% 6/1/29		4,485,000	4,854,564
Sotheby's 7.375% 10/15/27 (d)		13,093,000	14,009,510
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)		5,760,000	6,000,192
			61,771,369
Hotels, Restaurants & Leisure - 0.8%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4% 10/15/30 (d)		8,260,000	8,001,875
4.375% 1/15/28 (d)		4,880,000	4,941,000
5.75% 4/15/25 (d)		110,000	116,188
Affinity Gaming LLC 6.875% 12/15/27 (d)		6,195,000	6,580,267
Aramark Services, Inc.:
5% 2/1/28 (d)		12,179,000	12,571,012
6.375% 5/1/25 (d)		6,410,000	6,810,625
Boyd Gaming Corp.:
4.75% 12/1/27		4,730,000	4,835,905
6.375% 4/1/26		3,955,000	4,086,306
Caesars Entertainment, Inc.:
6.25% 7/1/25 (d)		9,230,000	9,727,682
8.125% 7/1/27 (d)		15,720,000	17,448,100
Caesars Resort Collection LLC 5.25% 10/15/25 (d)		7,264,000	7,324,364
Carnival Corp.:
5.75% 3/1/27 (d)		10,365,000	11,012,813
6.65% 1/15/28		450,000	488,250
7.625% 3/1/26 (d)		11,355,000	12,433,725
GENM Capital Labuan Ltd. 3.882% 4/19/31 (d)		1,585,000	1,549,131
Golden Entertainment, Inc. 7.625% 4/15/26 (d)		9,841,000	10,492,966
Golden Nugget, Inc. 6.75% 10/15/24 (d)		8,960,000	9,043,149
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (d)		5,580,000	5,460,449
3.75% 5/1/29 (d)		750,000	751,875
4% 5/1/31 (d)		2,700,000	2,722,923
5.75% 5/1/28 (d)		420,000	452,025
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		975,000	1,015,638
InterContinental Hotel Group PLC:
3.375% 10/8/28 (Reg. S)	GBP	11,910,000	18,170,003
3.75% 8/14/25 (Reg. S)	GBP	300,000	462,827
Marriott Ownership Resorts, Inc.:
4.75% 1/15/28		1,395,000	1,415,925
6.125% 9/15/25 (d)		1,365,000	1,452,537
McDonald's Corp.:
3.5% 7/1/27		6,642,000	7,379,105
3.6% 7/1/30		7,896,000	8,736,033
4.2% 4/1/50		3,991,000	4,604,191
MCE Finance Ltd.:
4.875% 6/6/25 (d)		890,000	912,811
5.375% 12/4/29 (d)		2,707,000	2,888,369
5.75% 7/21/28 (d)		3,927,000	4,184,219
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		890,000	929,383
NCL Corp. Ltd. 5.875% 3/15/26 (d)		1,345,000	1,402,163
NCL Finance Ltd. 6.125% 3/15/28 (d)		960,000	1,000,800
Royal Caribbean Cruises Ltd.:
5.5% 4/1/28 (d)		7,300,000	7,683,250
9.125% 6/15/23 (d)		1,425,000	1,576,335
10.875% 6/1/23 (d)		1,070,000	1,227,825
11.5% 6/1/25 (d)		5,120,000	5,926,400
Scientific Games Corp. 5% 10/15/25 (d)		1,201,000	1,237,030
Stars Group Holdings BV 7% 7/15/26 (d)		7,330,000	7,625,106
Station Casinos LLC:
4.5% 2/15/28 (d)		8,951,000	9,049,371
5% 10/1/25 (d)		2,664,000	2,717,280
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (d)		618,000	605,640
Times Square Hotel Trust 8.528% 8/1/26 (d)		969,569	1,057,669
Viking Cruises Ltd. 13% 5/15/25 (d)		1,620,000	1,891,350
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)		950,000	959,500
Voc Escrow Ltd. 5% 2/15/28 (d)		2,935,000	2,949,675
Whitbread PLC 3.375% 10/16/25 (Reg. S)	GBP	1,370,000	2,057,783
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (d)		2,700,000	2,760,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (d)		4,848,000	5,126,760
Wynn Macau Ltd.:
5.5% 1/15/26 (d)		980,000	1,026,428
5.5% 10/1/27 (d)		4,970,000	5,193,650
Yum! Brands, Inc. 4.625% 1/31/32		5,170,000	5,402,805
			257,479,241
Household Durables - 0.0%
Adams Homes, Inc. 7.5% 2/15/25 (d)		505,000	530,250
Internet & Direct Marketing Retail - 0.1%
Alibaba Group Holding Ltd. 2.125% 2/9/31		1,100,000	1,068,012
B2W Digital Lux SARL 4.375% 12/20/30 (d)		1,675,000	1,669,556
JD.com, Inc. 3.375% 1/14/30		1,780,000	1,864,799
Meituan:
2.125% 10/28/25 (d)		1,375,000	1,361,663
3.05% 10/28/30 (d)		1,235,000	1,193,356
MercadoLibre, Inc.:
2.375% 1/14/26		470,000	466,475
3.125% 1/14/31		860,000	832,050
Prosus NV:
3.68% 1/21/30 (d)		1,145,000	1,209,836
4.027% 8/3/50 (d)		1,605,000	1,528,763
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		5,547,000	5,935,290
			17,129,800
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22		7,080,000	7,293,279
3% 11/19/24		16,110,000	17,191,470
Mattel, Inc.:
3.75% 4/1/29 (d)		4,055,000	4,151,185
5.45% 11/1/41		640,000	724,000
6.2% 10/1/40		4,985,000	6,069,238
			35,429,172
Multiline Retail - 0.1%
John Lewis PLC 6.125% 1/21/25	GBP	5,229,000	8,313,925
Marks & Spencer PLC:
3.75% 5/19/26 (Reg. S)	GBP	5,980,000	8,810,753
4.5% 7/10/27 (Reg. S)	GBP	2,400,000	3,631,271
			20,755,949
Specialty Retail - 0.2%
AutoNation, Inc. 4.75% 6/1/30		2,958,000	3,480,303
AutoZone, Inc.:
3.625% 4/15/25		4,471,000	4,895,704
4% 4/15/30		20,750,000	23,249,902
L Brands, Inc.:
5.25% 2/1/28		595,000	645,575
6.625% 10/1/30 (d)		920,000	1,051,560
6.694% 1/15/27		2,170,000	2,495,500
6.75% 7/1/36		3,085,000	3,666,893
LBM Acquisition LLC 6.25% 1/15/29 (d)		925,000	945,813
Lowe's Companies, Inc. 4.5% 4/15/30		15,047,000	17,578,021
O'Reilly Automotive, Inc. 4.2% 4/1/30		4,640,000	5,288,885
TJX Companies, Inc. 3.75% 4/15/27		16,937,000	18,994,928
			82,293,084
Textiles, Apparel & Luxury Goods - 0.0%
Delta Merlin Dunia Tekstil PT:
0% 6/26/32		212,500	4,250
1.5% 6/26/28 (g)		212,500	24,013
Levi Strauss & Co. 3.5% 3/1/31 (d)		3,360,000	3,308,726
The William Carter Co. 5.625% 3/15/27 (d)		2,460,000	2,576,850
Wolverine World Wide, Inc. 6.375% 5/15/25 (d)		5,870,000	6,244,213
			12,158,052
TOTAL CONSUMER DISCRETIONARY			589,176,948
CONSUMER STAPLES - 2.3%
Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36		23,011,000	27,392,110
4.9% 2/1/46		28,689,000	34,252,588
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30		33,300,000	36,454,307
4.35% 6/1/40		13,754,000	15,699,183
4.5% 6/1/50		35,000,000	40,155,198
4.6% 6/1/60		14,912,000	17,144,053
4.75% 4/15/58		17,929,000	20,938,332
5.45% 1/23/39		18,170,000	23,009,945
5.55% 1/23/49		34,229,000	44,743,520
5.8% 1/23/59 (Reg. S)		36,395,000	49,432,853
Central American Bottling Corp. 5.75% 1/31/27 (d)		868,000	909,490
Constellation Brands, Inc. 4.25% 5/1/23		3,316,000	3,551,715
Primo Water Holdings, Inc. 4.375% 4/30/29 (d)		7,475,000	7,478,326
The Coca-Cola Co.:
3.375% 3/25/27		24,915,000	27,853,057
3.45% 3/25/30		13,895,000	15,472,147
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)		1,130,000	1,133,051
			365,619,875
Food & Staples Retailing - 0.4%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)		10,395,000	9,968,805
4.875% 2/15/30 (d)		3,660,000	3,814,452
C&S Group Enterprises LLC 5% 12/15/28 (d)		7,675,000	7,327,323
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (d)		750,000	838,125
Performance Food Group, Inc.:
5.5% 10/15/27 (d)		4,857,000	5,066,725
6.875% 5/1/25 (d)		5,895,000	6,285,544
Sysco Corp.:
5.65% 4/1/25		10,949,000	12,778,979
5.95% 4/1/30		13,280,000	16,916,038
6.6% 4/1/40		13,280,000	19,126,332
6.6% 4/1/50		13,280,000	19,960,009
U.S. Foods, Inc. 4.75% 2/15/29 (d)		3,290,000	3,281,775
Walgreens Boots Alliance, Inc. 3.3% 11/18/21		6,403,000	6,457,729
			111,821,836
Food Products - 0.2%
Adecoagro SA 6% 9/21/27 (d)		1,665,000	1,755,847
Camposol SA 6% 2/3/27 (d)		605,000	609,038
Darling Ingredients, Inc. 5.25% 4/15/27 (d)		5,655,000	5,909,475
Gruma S.A.B. de CV 4.875% 12/1/24 (Reg. S)		1,207,000	1,336,979
JBS U.S.A. Food Co.:
5.75% 1/15/28 (d)		1,555,000	1,646,372
7% 1/15/26 (d)		1,472,000	1,569,888
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (d)		1,480,000	1,618,750
JBS U.S.A. Lux SA / JBS Food Co.:
3.75% 12/1/31 (d)		5,575,000	5,646,918
5.5% 1/15/30 (d)		4,445,000	4,889,544
6.5% 4/15/29 (d)		12,545,000	14,066,081
MHP SA 7.75% 5/10/24 (d)		900,000	963,450
Post Holdings, Inc.:
4.5% 9/15/31 (d)		5,915,000	5,848,456
4.625% 4/15/30 (d)		2,555,000	2,569,589
5.5% 12/15/29 (d)		6,955,000	7,428,462
5.625% 1/15/28 (d)		1,905,000	2,012,537
5.75% 3/1/27 (d)		8,629,000	9,018,599
TreeHouse Foods, Inc. 4% 9/1/28		3,650,000	3,629,597
			70,519,582
Household Products - 0.0%
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (d)		1,545,000	1,502,497
Personal Products - 0.0%
Natura Cosmeticos SA 4.125% 5/3/28 (d)		1,800,000	1,836,000
Prestige Brands, Inc. 3.75% 4/1/31 (d)		3,220,000	3,091,200
			4,927,200
Tobacco - 0.6%
Altria Group, Inc.:
3.875% 9/16/46		28,850,000	27,472,866
4.25% 8/9/42		17,795,000	18,174,447
4.5% 5/2/43		11,887,000	12,438,540
4.8% 2/14/29		3,305,000	3,784,289
5.375% 1/31/44		21,453,000	24,815,902
5.95% 2/14/49		14,275,000	17,521,695
BAT Capital Corp. 4.7% 4/2/27		2,600,000	2,928,002
BAT International Finance PLC 2.25% 6/26/28 (Reg. S)	GBP	10,974,000	15,458,662
Imperial Tobacco Finance PLC:
3.5% 7/26/26 (d)		12,260,000	13,149,427
3.75% 7/21/22 (d)		12,933,000	13,306,255
4.25% 7/21/25 (d)		11,765,000	12,973,543
Reynolds American, Inc.:
4.45% 6/12/25		9,399,000	10,450,345
5.7% 8/15/35		2,699,000	3,187,957
5.85% 8/15/45		22,737,000	26,461,101
6.15% 9/15/43		2,874,000	3,497,533
7.25% 6/15/37		3,221,000	4,223,314
			209,843,878
TOTAL CONSUMER STAPLES			764,234,868
ENERGY - 5.4%
Energy Equipment & Services - 0.1%
ADES International Holding Ltd. 8.625% 4/24/24 (d)		1,475,000	1,521,831
Guara Norte SARL 5.198% 6/15/34 (d)		1,375,000	1,386,344
Halliburton Co.:
3.8% 11/15/25		382,000	423,270
4.85% 11/15/35		5,447,000	6,268,508
Oleoducto Central SA 4% 7/14/27 (d)		1,575,000	1,625,715
Southern Gas Corridor CJSC 6.875% 3/24/26 (d)		2,691,000	3,233,237
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		435,000	461,861
6.95% 3/18/30 (Reg. S)		750,000	934,359
Technip Energies NV 1.125% 5/28/28	EUR	6,000,000	7,282,877
The Oil and Gas Holding Co.:
7.5% 10/25/27 (d)		1,677,000	1,882,223
7.625% 11/7/24 (d)		2,315,000	2,596,128
8.375% 11/7/28 (d)		485,000	566,783
Transocean Guardian Ltd. 5.875% 1/15/24 (d)		2,211,251	2,056,463
Transocean Phoenix 2 Ltd. 7.75% 10/15/24 (d)		418,000	423,225
Transocean Pontus Ltd. 6.125% 8/1/25 (d)		1,105,625	1,097,333
Transocean Poseidon Ltd. 6.875% 2/1/27 (d)		2,170,000	2,110,325
Transocean Proteus Ltd. 6.25% 12/1/24 (d)		504,000	498,960
Transocean Sentry Ltd. 5.375% 5/15/23 (d)		2,242,292	2,135,604
			36,505,046
Oil, Gas & Consumable Fuels - 5.3%
Apache Corp.:
4.25% 1/15/30		1,125,000	1,133,438
5.1% 9/1/40		5,255,000	5,423,002
California Resources Corp. 7.125% 2/1/26 (d)		3,765,000	3,896,775
Canadian Natural Resources Ltd.:
3.9% 2/1/25		15,925,000	17,332,047
5.85% 2/1/35		6,942,000	8,699,445
Cenovus Energy, Inc. 4.25% 4/15/27		22,916,000	25,407,768
Cheniere Energy, Inc. 4.625% 10/15/28 (d)		5,565,000	5,843,250
Citgo Holding, Inc. 9.25% 8/1/24 (d)		1,165,000	1,194,125
Citgo Petroleum Corp.:
6.375% 6/15/26 (d)		17,160,000	17,589,000
7% 6/15/25 (d)		12,765,000	13,275,600
CNX Resources Corp. 6% 1/15/29 (d)		1,090,000	1,163,575
Columbia Pipeline Group, Inc. 4.5% 6/1/25		2,999,000	3,382,838
Comstock Resources, Inc.:
6.75% 3/1/29 (d)		7,200,000	7,525,440
7.5% 5/15/25 (d)		865,000	895,275
9.75% 8/15/26		8,195,000	8,897,312
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)		18,087,000	18,629,610
5.75% 4/1/25		12,254,000	12,556,674
6% 2/1/29 (d)		13,315,000	13,781,025
CVR Energy, Inc.:
5.25% 2/15/25 (d)		14,130,000	14,130,000
5.75% 2/15/28 (d)		10,665,000	10,691,663
DCP Midstream Operating LP:
3.875% 3/15/23		3,524,000	3,657,912
4.75% 9/30/21 (d)		7,220,000	7,238,050
5.125% 5/15/29		5,711,000	6,155,887
5.625% 7/15/27		5,780,000	6,358,000
5.85% 5/21/43 (d)(f)		16,107,000	14,737,905
6.45% 11/3/36 (d)		8,754,000	9,975,883
8.125% 8/16/30		286,000	372,435
Delek Logistics Partners LP 7.125% 6/1/28 (d)		7,075,000	7,304,938
Delek Overriding Royalty Levia 7.494% 12/30/23 (Reg. S) (d)		2,050,000	2,096,125
EG Global Finance PLC:
6.75% 2/7/25 (d)		5,870,000	5,997,379
8.5% 10/30/25 (d)		8,795,000	9,278,725
Empresa Nacional de Petroleo 4.375% 10/30/24 (d)		5,762,000	6,214,029
Enable Midstream Partners LP 3.9% 5/15/24 (f)		2,707,000	2,896,518
Enbridge Energy Partners LP 4.2% 9/15/21		8,493,000	8,504,984
Enbridge, Inc.:
4% 10/1/23		9,942,000	10,635,383
4.25% 12/1/26		4,925,000	5,546,708
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (d)		1,175,000	1,213,188
5.75% 1/30/28 (d)		4,367,000	4,618,452
6.625% 7/15/25 (d)		1,277,000	1,353,812
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (d)		1,555,000	1,610,084
Energy Transfer LP:
3.75% 5/15/30		8,703,000	9,263,425
4.2% 9/15/23		3,683,000	3,946,819
4.25% 3/15/23		3,594,000	3,783,942
4.5% 4/15/24		4,042,000	4,429,105
4.95% 6/15/28		12,566,000	14,383,861
5% 5/15/50		19,455,000	21,487,472
5.25% 4/15/29		6,576,000	7,660,417
5.4% 10/1/47		32,027,000	36,343,360
5.8% 6/15/38		7,006,000	8,345,582
6% 6/15/48		4,563,000	5,521,741
6.25% 4/15/49		4,516,000	5,636,329
EnLink Midstream LLC 5.625% 1/15/28 (d)		1,005,000	1,046,155
EnLink Midstream Partners LP:
5.05% 4/1/45		1,320,000	1,115,400
5.45% 6/1/47		2,755,000	2,416,411
5.6% 4/1/44		480,000	429,254
EQM Midstream Partners LP:
4.75% 1/15/31 (d)		2,460,000	2,475,375
6.5% 7/1/27 (d)		4,300,000	4,726,345
EQT Corp. 3.9% 10/1/27		3,815,000	4,074,039
Exxon Mobil Corp. 3.482% 3/19/30		61,580,000	68,105,500
FEL Energy VI SARL 5.75% 12/1/40 (d)		770,000	808,644
Galaxy Pipeline Assets BidCo Ltd. 2.625% 3/31/36 (d)		1,570,000	1,538,600
GeoPark Ltd. 6.5% 9/21/24 (d)		1,345,000	1,382,324
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		5,155,000	5,567,400
7% 8/1/27		5,189,000	5,487,368
Hess Corp.:
4.3% 4/1/27		3,221,000	3,585,464
5.6% 2/15/41		5,395,000	6,500,964
5.8% 4/1/47		15,757,000	19,716,447
7.125% 3/15/33		3,656,000	4,883,507
7.3% 8/15/31		4,354,000	5,791,054
Hess Midstream Partners LP:
5.125% 6/15/28 (d)		4,372,000	4,587,102
5.625% 2/15/26 (d)		9,327,000	9,668,928
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (d)		1,725,000	1,811,250
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)		6,695,000	6,862,375
Indika Energy Capital IV Pte Ltd. 8.25% 10/22/25 (d)		935,000	997,703
KazMunaiGaz National Co.:
3.5% 4/14/33 (d)		915,000	949,484
4.75% 4/24/25 (d)		283,000	317,257
5.75% 4/19/47 (d)		460,000	565,656
Kinder Morgan Energy Partners LP:
3.45% 2/15/23		6,689,000	6,975,594
5% 10/1/21		12,030,000	12,076,111
5.5% 3/1/44		27,364,000	33,361,857
6.55% 9/15/40		1,203,000	1,638,396
Kinder Morgan, Inc.:
5.05% 2/15/46		3,092,000	3,617,721
5.55% 6/1/45		7,786,000	9,609,621
Kosmos Energy Ltd. 7.125% 4/4/26 (d)		4,270,000	4,143,234
Leviathan Bond Ltd.:
5.75% 6/30/23 (Reg. S) (d)		990,000	1,041,547
6.125% 6/30/25 (Reg. S) (d)		1,635,000	1,796,384
Lukoil International Finance BV 4.75% 11/2/26 (d)		695,000	773,969
Lukoil Securities BV 3.875% 5/6/30 (d)		435,000	458,925
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (d)		290,000	316,517
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (d)		945,000	990,360
MEG Energy Corp.:
5.875% 2/1/29 (d)		740,000	769,600
7.125% 2/1/27 (d)		4,385,000	4,702,913
Mesquite Energy, Inc. 7.25% 2/15/23 (c)(d)(e)		7,883,000	1
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.2854% 9/9/22 (f)(h)		8,773,000	8,778,352
4.5% 7/15/23		6,299,000	6,750,577
4.8% 2/15/29		3,672,000	4,256,645
4.875% 12/1/24		8,532,000	9,625,171
5.5% 2/15/49		11,018,000	13,608,609
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)		1,020,000	991,522
NAK Naftogaz Ukraine:
7.375% 7/19/22 (Reg. S)		1,330,000	1,357,681
7.625% 11/8/26 (d)		565,000	572,168
New Fortress Energy, Inc.:
6.5% 9/30/26 (d)		18,130,000	18,243,313
6.75% 9/15/25 (d)		18,122,000	18,392,018
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)		17,160,000	17,856,610
Nostrum Oil & Gas Finance BV 8% 7/25/22 (d)(e)		7,356,000	1,983,821
Occidental Petroleum Corp.:
2.9% 8/15/24		18,712,000	18,665,220
3.2% 8/15/26		2,231,000	2,150,126
3.4% 4/15/26		2,890,000	2,817,750
3.5% 8/15/29		11,397,000	10,684,688
4.3% 8/15/39		2,539,000	2,170,845
4.4% 8/15/49		1,024,000	860,160
4.5% 7/15/44		30,708,000	26,562,420
5.55% 3/15/26		22,157,000	23,652,598
6.125% 1/1/31		3,490,000	3,870,934
6.2% 3/15/40		1,475,000	1,556,125
6.45% 9/15/36		24,061,000	27,102,792
6.6% 3/15/46		18,160,000	19,863,226
7.5% 5/1/31		31,005,000	36,877,657
7.875% 9/15/31		935,000	1,136,530
8.875% 7/15/30		3,205,000	4,108,490
Oman Oil Co. 5.125% 5/6/28 (d)		390,000	392,640
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (d)		15,850,000	16,246,250
Petrobras Global Finance BV:
6.75% 6/3/50		1,635,000	1,838,558
6.875% 1/20/40		1,640,000	1,931,408
7.375% 1/17/27		430,000	526,213
8.75% 5/23/26		1,984,000	2,537,412
Petroleos de Venezuela SA:
5.375% 4/12/27 (e)		621,100	27,950
6% 5/16/24 (d)(e)		3,207,669	139,534
6% 11/15/26 (d)(e)		2,790,167	122,767
12.75% 2/17/22 (d)(e)		172,000	7,568
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 3.8273% 3/11/22 (f)(h)		1,125,000	1,139,273
2.5% 11/24/22 (Reg. S)	EUR	1,954,000	2,395,911
3.5% 1/30/23		1,850,000	1,885,613
4.5% 1/23/26		22,915,000	23,481,001
4.875% 1/24/22		1,700,000	1,734,000
4.875% 1/18/24		6,441,000	6,754,194
5.35% 2/12/28		650,000	640,250
5.375% 3/13/22		770,000	789,394
5.95% 1/28/31		59,072,000	57,447,520
6.35% 2/12/48		43,373,000	36,536,331
6.49% 1/23/27		36,590,000	39,065,314
6.5% 3/13/27		75,388,000	80,492,521
6.5% 6/2/41		380,000	339,815
6.625% 6/15/35		5,003,000	4,799,753
6.75% 9/21/47		31,543,000	27,874,549
6.84% 1/23/30		80,806,000	83,544,515
6.875% 10/16/25 (d)		760,000	843,144
6.95% 1/28/60		23,857,000	20,958,375
7.69% 1/23/50		54,230,000	52,223,490
8.625% 2/1/22		1,485,000	1,551,825
Petronas Capital Ltd. 3.5% 4/21/30 (d)		625,000	680,381
Phillips 66 Co.:
3.7% 4/6/23		1,863,000	1,970,758
3.85% 4/9/25		2,401,000	2,648,523
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		4,919,000	5,105,185
3.6% 11/1/24		4,912,000	5,283,838
3.65% 6/1/22		4,550,000	4,651,253
PT Adaro Indonesia 4.25% 10/31/24 (d)		2,000,000	2,065,000
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22		7,228,000	7,419,892
Rockies Express Pipeline LLC:
4.8% 5/15/30 (d)		220,000	219,450
4.95% 7/15/29 (d)		2,610,000	2,677,912
6.875% 4/15/40 (d)		990,000	1,065,488
Sabine Pass Liquefaction LLC 4.5% 5/15/30		31,000,000	35,139,895
Saudi Arabian Oil Co.:
1.625% 11/24/25 (d)		1,015,000	1,027,688
3.5% 4/16/29 (d)		5,525,000	5,938,684
4.25% 4/16/39 (d)		3,090,000	3,402,476
4.375% 4/16/49 (d)		1,025,000	1,140,313
Sibur Securities DAC 2.95% 7/8/25 (d)		610,000	625,059
Sinopec Group Overseas Development Ltd.:
1.45% 1/8/26 (d)		980,000	980,166
2.7% 5/13/30 (d)		600,000	607,238
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29 (d)		3,620,000	3,596,615
5.875% 3/15/28		2,625,000	2,756,250
6% 4/15/27		125,000	130,625
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (d)		4,235,000	4,266,763
6% 3/1/27 (d)		9,085,000	9,296,181
6% 12/31/30 (d)		5,285,000	5,390,700
7.5% 10/1/25 (d)		540,000	589,594
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4% 1/15/32 (d)		4,620,000	4,581,146
4.875% 2/1/31 (d)		6,545,000	6,839,525
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (d)		1,777,000	1,799,213
The Williams Companies, Inc.:
3.5% 11/15/30		32,834,000	35,187,859
3.9% 1/15/25		16,989,000	18,638,260
4% 9/15/25		1,911,000	2,125,439
4.3% 3/4/24		26,077,000	28,516,407
4.5% 11/15/23		4,667,000	5,073,562
4.55% 6/24/24		21,661,000	23,968,516
5.75% 6/24/44		12,223,000	15,336,990
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30		3,952,000	4,196,781
3.95% 5/15/50		12,733,000	13,338,991
Tullow Oil PLC 10.25% 5/15/26 (d)		2,775,000	2,851,313
Valero Energy Corp.:
2.7% 4/15/23		6,494,000	6,754,322
2.85% 4/15/25		3,736,000	3,964,351
Western Gas Partners LP:
3.95% 6/1/25		3,216,000	3,336,600
4.35% 2/1/25		4,380,000	4,566,150
4.65% 7/1/26		6,704,000	7,148,341
4.75% 8/15/28		3,701,000	3,964,918
5.3% 2/1/30		5,580,000	6,151,950
YPF SA:
4% 2/12/26 (d)(g)		3,250,350	2,680,889
8.5% 3/23/25 (d)		1,574,000	1,338,195
8.75% 4/4/24 (d)		4,359,000	3,692,073
			1,743,189,922
TOTAL ENERGY			1,779,694,968
FINANCIALS - 13.0%
Banks - 5.0%
AIB Group PLC 1.875% 11/19/29 (Reg. S) (f)	EUR	8,020,000	9,988,557
Alpha Bank AE 4.25% 2/13/30 (Reg. S) (f)	EUR	1,350,000	1,606,601
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (d)		262,000	273,921
Banco Espirito Santo SA 4% 12/31/49 (Reg. S) (e)	EUR	1,300,000	221,940
Banco Macro SA 6.75% 11/4/26 (d)(f)		970,000	776,303
Bank Ireland Group PLC:
1.375% 8/11/31 (Reg. S) (f)	EUR	6,600,000	7,988,377
2.375% 10/14/29 (Reg. S) (f)	EUR	5,940,000	7,536,650
3.125% 9/19/27 (Reg. S) (f)	GBP	8,840,000	12,777,474
Bank of America Corp.:
2.496% 2/13/31 (f)		10,000,000	10,062,367
3.004% 12/20/23 (f)		32,898,000	34,230,618
3.3% 1/11/23		574,000	601,941
3.419% 12/20/28 (f)		14,844,000	16,217,377
3.5% 4/19/26		13,098,000	14,526,988
3.705% 4/24/28 (f)		20,736,000	22,978,960
3.864% 7/23/24 (f)		43,427,000	46,492,512
3.95% 4/21/25		10,930,000	12,065,756
4.1% 7/24/23		7,314,000	7,900,520
4.2% 8/26/24		25,822,000	28,548,576
4.25% 10/22/26		9,380,000	10,684,572
4.45% 3/3/26		4,916,000	5,605,821
Banque Centrale de Tunisie 5.75% 1/30/25 (d)		115,000	109,092
Barclays Bank PLC 1.7% 5/12/22		11,119,000	11,264,184
Barclays PLC:
2% 2/7/28 (Reg. S) (f)	EUR	2,350,000	2,941,018
2.852% 5/7/26 (f)		31,500,000	33,380,330
4.375% 1/12/26		15,982,000	17,992,219
5.088% 6/20/30 (f)		26,155,000	30,131,004
5.2% 5/12/26		12,530,000	14,318,783
BBVA Bancomer SA Texas Branch 6.75% 9/30/22 (d)		810,000	861,638
Biz Finance PLC 9.625% 4/27/22 (d)		580,500	598,749
BNP Paribas SA:
2% 5/24/31 (Reg. S) (f)	GBP	5,600,000	8,008,609
2.219% 6/9/26 (d)(f)		27,762,000	28,716,596
CIT Group, Inc. 3.929% 6/19/24 (f)		4,855,000	5,142,659
Citigroup, Inc.:
2.666% 1/29/31 (f)		10,000,000	10,183,135
2.75% 4/25/22		15,927,000	16,251,521
3.142% 1/24/23 (f)		14,530,000	14,792,377
3.352% 4/24/25 (f)		17,534,000	18,834,704
4.05% 7/30/22		3,378,000	3,522,719
4.3% 11/20/26		5,384,000	6,103,041
4.4% 6/10/25		31,901,000	35,778,746
4.412% 3/31/31 (f)		42,031,000	48,330,572
4.45% 9/29/27		19,254,000	22,037,472
4.6% 3/9/26		8,567,000	9,829,145
5.5% 9/13/25		14,874,000	17,491,903
Citizens Financial Group, Inc. 2.638% 9/30/32 (d)		10,185,000	10,076,647
Commonwealth Bank of Australia 3.61% 9/12/34 (d)(f)		9,644,000	10,075,447
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22		19,558,000	20,399,732
Danske Bank A/S:
0.875% 5/22/23 (Reg. S)	EUR	2,150,000	2,669,692
2.25% 1/14/28 (Reg. S) (f)	GBP	3,450,000	5,011,664
5.375% 1/12/24 (Reg. S)		6,050,000	6,742,984
Development Bank of Mongolia 7.25% 10/23/23 (d)		306,000	329,390
Discover Bank 4.2% 8/8/23		11,373,000	12,302,974
Georgia Bank Joint Stock Co. 6% 7/26/23 (d)		2,368,000	2,500,460
HAT Holdings I LLC/HAT Holdings II LLC 5.25% 7/15/24 (d)		670,000	690,107
HSBC Holdings PLC:
4.25% 3/14/24		3,945,000	4,307,218
4.95% 3/31/30		5,616,000	6,655,000
Intesa Sanpaolo SpA:
3.875% 7/14/27 (d)		5,666,000	6,180,705
4.198% 6/1/32 (d)		4,469,000	4,525,491
5.017% 6/26/24 (d)		4,094,000	4,464,310
5.71% 1/15/26 (d)		53,212,000	60,209,269
Itau Unibanco Holding SA 6.2% 12/21/21 (Reg. S)		624,000	641,472
JPMorgan Chase & Co.:
2.739% 10/15/30 (f)		10,000,000	10,354,264
2.956% 5/13/31 (f)		16,800,000	17,432,828
3.25% 9/23/22		11,737,000	12,196,652
3.797% 7/23/24 (f)		44,260,000	47,330,316
3.875% 9/10/24		22,801,000	24,987,966
4.125% 12/15/26		20,651,000	23,433,149
4.452% 12/5/29 (f)		40,200,000	46,489,354
4.493% 3/24/31 (f)		60,900,000	70,972,859
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)		625,000	651,875
NatWest Markets PLC 2.375% 5/21/23 (d)		33,596,000	34,880,442
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (d)		391,000	408,791
Rabobank Nederland 4.375% 8/4/25		16,524,000	18,435,982
Royal Bank of Scotland Group PLC:
2.105% 11/28/31 (Reg. S) (f)	GBP	5,300,000	7,518,020
3.073% 5/22/28 (f)		17,464,000	18,404,050
3.622% 8/14/30 (Reg. S) (f)	GBP	2,250,000	3,404,188
4.8% 4/5/26		15,141,000	17,410,666
5.125% 5/28/24		44,276,000	49,561,241
6% 12/19/23		74,798,000	84,272,688
6.1% 6/10/23		26,301,000	29,020,991
6.125% 12/15/22		27,112,000	29,313,198
SB Capital SA 5.125% 10/29/22 (d)		640,000	669,600
Societe Generale:
1.488% 12/14/26 (d)(f)		37,622,000	37,419,067
4.25% 4/14/25 (d)		2,700,000	2,945,853
4.75% 11/24/25 (d)		1,750,000	1,960,479
T.C. Ziraat Bankasi A/S 5.125% 5/3/22 (d)		1,330,000	1,351,446
UniCredit SpA:
2.731% 1/15/32 (Reg. S) (f)	EUR	5,050,000	6,243,809
5.861% 6/19/32 (d)(f)		4,900,000	5,455,268
6.572% 1/14/22 (d)		23,534,000	24,376,831
Virgin Money UK PLC:
2.625% 8/19/31 (Reg. S) (f)	GBP	2,500,000	3,567,779
3.125% 6/22/25 (Reg. S) (f)	GBP	3,114,000	4,618,649
5.125% 12/11/30 (Reg. S) (f)	GBP	3,250,000	5,130,865
Wells Fargo & Co.:
2.406% 10/30/25 (f)		18,129,000	19,066,227
2.572% 2/11/31 (f)		10,000,000	10,224,723
4.478% 4/4/31 (f)		58,414,000	68,021,195
5.013% 4/4/51 (f)		83,211,000	109,797,277
Westpac Banking Corp. 4.11% 7/24/34 (f)		13,519,000	14,687,853
			1,627,505,050
Capital Markets - 3.6%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		13,384,000	14,579,804
4.25% 2/15/24		9,340,000	10,210,210
Ares Capital Corp.:
3.875% 1/15/26		47,916,000	51,310,804
4.2% 6/10/24		31,505,000	33,939,491
AssuredPartners, Inc. 5.625% 1/15/29 (d)		2,035,000	2,019,738
Credit Suisse Group AG:
2.593% 9/11/25 (d)(f)		38,976,000	40,741,806
3.75% 3/26/25		12,391,000	13,462,380
3.8% 6/9/23		23,347,000	24,796,883
3.869% 1/12/29 (d)(f)		11,793,000	12,859,682
4.194% 4/1/31 (d)(f)		40,588,000	45,141,035
4.207% 6/12/24 (d)(f)		18,061,000	19,302,451
6.5% 8/8/23 (Reg. S)		17,385,000	19,208,652
Deutsche Bank AG:
4.1% 1/13/26		5,495,000	6,044,344
4.5% 4/1/25		62,219,000	67,521,494
Deutsche Bank AG New York Branch:
3.3% 11/16/22		30,321,000	31,490,110
3.729% 1/14/32 (f)		60,841,000	60,944,164
5% 2/14/22		29,755,000	30,694,320
5.882% 7/8/31 (f)		10,000,000	11,557,069
Goldman Sachs Group, Inc.:
2.6% 2/7/30		10,000,000	10,266,837
2.876% 10/31/22 (f)		64,328,000	64,999,037
3.2% 2/23/23		10,830,000	11,337,493
3.691% 6/5/28 (f)		128,004,000	141,547,290
3.75% 5/22/25		12,741,000	14,023,975
3.8% 3/15/30		70,690,000	78,758,811
6.75% 10/1/37		6,976,000	9,949,364
Moody's Corp.:
3.25% 1/15/28		7,339,000	7,928,701
3.75% 3/24/25		20,324,000	22,324,219
4.875% 2/15/24		6,892,000	7,609,081
Morgan Stanley:
2.699% 1/22/31 (f)		10,000,000	10,319,934
3.125% 1/23/23		8,282,000	8,664,417
3.125% 7/27/26		69,344,000	75,494,296
3.622% 4/1/31 (f)		39,278,000	43,252,479
3.737% 4/24/24 (f)		79,634,000	84,563,282
4.431% 1/23/30 (f)		14,132,000	16,409,956
4.875% 11/1/22		16,717,000	17,751,968
5% 11/24/25		27,517,000	31,918,849
State Street Corp. 2.825% 3/30/23 (f)		2,663,000	2,720,095
UBS Group AG 4.125% 9/24/25 (d)		12,029,000	13,492,215
			1,169,156,736
Consumer Finance - 2.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24		22,114,000	23,132,446
3.5% 5/26/22		960,000	984,933
4.125% 7/3/23		13,016,000	13,799,727
4.45% 4/3/26		10,546,000	11,579,591
4.875% 1/16/24		16,603,000	18,115,090
6.5% 7/15/25		13,775,000	16,137,309
Ally Financial, Inc.:
1.45% 10/2/23		8,643,000	8,779,799
3.05% 6/5/23		36,615,000	38,285,742
5.125% 9/30/24		8,417,000	9,525,639
5.75% 11/20/25		20,763,000	23,880,532
5.8% 5/1/25		20,531,000	23,990,431
8% 11/1/31		10,441,000	14,748,365
Capital One Financial Corp.:
2.6% 5/11/23		29,071,000	30,262,055
3.65% 5/11/27		52,443,000	58,310,814
3.8% 1/31/28		24,176,000	27,094,323
Discover Financial Services:
3.85% 11/21/22		22,201,000	23,291,383
3.95% 11/6/24		9,389,000	10,303,290
4.1% 2/9/27		11,988,000	13,457,106
4.5% 1/30/26		15,184,000	17,221,742
5.2% 4/27/22		7,992,000	8,331,370
Ford Motor Credit Co. LLC:
2.748% 6/14/24	GBP	2,300,000	3,282,324
4.063% 11/1/24		77,591,000	82,030,757
4.535% 3/6/25	GBP	2,830,000	4,266,002
5.584% 3/18/24		20,831,000	22,745,577
5.596% 1/7/22		19,922,000	20,412,978
Synchrony Financial:
2.85% 7/25/22		5,574,000	5,708,199
3.75% 8/15/21		4,720,000	4,725,812
3.95% 12/1/27		24,512,000	27,081,366
4.25% 8/15/24		23,318,000	25,550,910
4.375% 3/19/24		19,957,000	21,873,298
5.15% 3/19/29		36,585,000	42,475,302
Toyota Motor Credit Corp. 2.9% 3/30/23		30,215,000	31,671,920
Unifin Financiera S.A.B. de CV 7.25% 9/27/23 (d)		30,000	29,091
			683,085,223
Diversified Financial Services - 0.7%
1MDB Global Investments Ltd. 4.4% 3/9/23		9,800,000	9,875,338
Brixmor Operating Partnership LP:
3.25% 9/15/23		16,257,000	17,136,885
3.85% 2/1/25		9,126,000	9,933,380
4.05% 7/1/30		19,581,000	21,558,216
4.125% 6/15/26		15,162,000	16,950,268
4.125% 5/15/29		18,497,000	20,462,087
Cimpor Financial Operations BV 5.75% 7/17/24 (d)		1,142,000	1,100,603
Equitable Holdings, Inc. 3.9% 4/20/23		2,109,000	2,236,230
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29 (d)		4,780,000	4,690,375
5.25% 5/15/27 (d)		7,645,000	7,836,125
5.25% 5/15/27		8,930,000	9,153,250
6.25% 5/15/26		19,221,000	20,318,904
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	5,600,000	6,897,892
MDC GMTN BV 2.875% 11/7/29 (d)		1,375,000	1,433,520
OEC Finance Ltd.:
4.375% 10/25/29 pay-in-kind (d)		856,814	100,676
7.125% 12/26/46 pay-in-kind (d)		1,329,233	156,185
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (d)		22,337,000	24,552,390
Pine Street Trust I 4.572% 2/15/29 (d)		19,248,000	21,798,342
Pine Street Trust II 5.568% 2/15/49 (d)		19,200,000	24,159,958
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (d)		620,000	591,829
Sasol Financing International PLC 4.5% 11/14/22		1,380,000	1,412,775
Sparc Em Spc 0% 12/5/22 (d)		68,893	67,313
VMED O2 UK Financing I PLC 4.25% 1/31/31 (d)		9,150,000	8,861,318
Voya Financial, Inc. 3.125% 7/15/24		8,794,000	9,407,300
			240,691,159
Insurance - 1.6%
AIA Group Ltd.:
3.2% 9/16/40 (d)		13,571,000	13,498,964
3.375% 4/7/30 (d)		28,695,000	30,858,068
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (d)		816,000	815,070
6.75% 10/15/27 (d)		21,421,000	22,117,183
American International Group, Inc.:
2.5% 6/30/25		55,000,000	58,152,747
3.4% 6/30/30		55,000,000	59,397,759
3.875% 1/15/35		12,130,000	13,378,607
4.875% 6/1/22		11,590,000	12,119,182
AmWINS Group, Inc. 7.75% 7/1/26 (d)		3,958,000	4,200,962
Cloverie PLC 4.5% 9/11/44 (Reg. S) (f)		4,198,000	4,536,443
Demeter Investments BV:
5.625% 8/15/52 (Reg. S) (f)		6,561,000	7,462,403
5.75% 8/15/50 (Reg. S) (f)		13,650,000	15,373,313
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (f)	EUR	2,400,000	2,926,680
Five Corners Funding Trust II 2.85% 5/15/30 (d)		36,968,000	38,377,719
Liberty Mutual Group, Inc. 4.569% 2/1/29 (d)		8,055,000	9,321,496
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29		12,747,000	14,853,194
4.75% 3/15/39		5,849,000	7,297,783
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (d)		21,378,000	21,379,451
MetLife, Inc. 3.048% 12/15/22 (f)		7,921,000	8,240,433
Metropolitan Life Global Funding I 3% 1/10/23 (d)		5,030,000	5,244,783
Pacific LifeCorp 5.125% 1/30/43 (d)		21,516,000	26,229,352
Pricoa Global Funding I 5.375% 5/15/45 (f)		11,144,000	12,330,624
QBE Insurance Group Ltd. 6.75% 12/2/44 (Reg. S) (f)		6,610,000	7,477,563
Swiss Re Finance Luxembourg SA 5% 4/2/49 (d)(f)		7,600,000	8,576,220
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (d)		11,520,000	14,287,665
TIAA Asset Management Finance LLC 4.125% 11/1/24 (d)		3,853,000	4,268,464
Unum Group:
3.875% 11/5/25		13,752,000	15,130,037
4% 3/15/24		12,741,000	13,808,734
4% 6/15/29		15,636,000	17,241,008
4.5% 3/15/25		26,906,000	30,183,844
5.75% 8/15/42		16,274,000	19,663,441
USI, Inc. 6.875% 5/1/25 (d)		5,742,000	5,828,130
			524,577,322
Thrifts & Mortgage Finance - 0.0%
Quicken Loans LLC 5.25% 1/15/28 (d)		5,220,000	5,458,136
TOTAL FINANCIALS			4,250,473,626
HEALTH CARE - 1.6%
Biotechnology - 0.1%
AbbVie, Inc. 3.45% 3/15/22		30,800,000	31,410,645
Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc. 4.625% 7/15/28 (d)		7,180,000	7,473,016
Hologic, Inc.:
3.25% 2/15/29 (d)		5,065,000	4,938,375
4.625% 2/1/28 (d)		443,000	460,512
Teleflex, Inc. 4.25% 6/1/28 (d)		1,370,000	1,412,813
			14,284,716
Health Care Providers & Services - 0.8%
Aetna, Inc. 2.75% 11/15/22		1,281,000	1,317,991
Anthem, Inc. 3.3% 1/15/23		4,104,000	4,296,818
Centene Corp.:
3.375% 2/15/30		14,530,000	14,675,300
4.25% 12/15/27		21,083,000	22,137,150
4.625% 12/15/29		24,065,000	25,976,483
Cigna Corp.:
3.05% 10/15/27		10,400,000	11,241,027
4.375% 10/15/28		19,595,000	22,608,869
4.8% 8/15/38		12,201,000	14,779,198
4.9% 12/15/48		12,189,000	15,185,003
Community Health Systems, Inc.:
4.75% 2/15/31 (d)		5,290,000	5,186,898
5.625% 3/15/27 (d)		3,810,000	3,990,975
6% 1/15/29 (d)		3,050,000	3,191,413
6.125% 4/1/30 (d)		4,265,000	4,246,874
6.875% 4/15/29 (d)		2,980,000	3,041,865
8% 3/15/26 (d)		5,305,000	5,678,313
CVS Health Corp.:
3% 8/15/26		2,303,000	2,499,547
3.625% 4/1/27		7,027,000	7,793,140
3.7% 3/9/23		780,000	824,596
4.78% 3/25/38		18,481,000	22,005,737
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (d)		12,915,000	13,171,879
HCA Holdings, Inc. 4.75% 5/1/23		379,000	408,632
Molina Healthcare, Inc. 3.875% 11/15/30 (d)		2,205,000	2,246,344
Owens & Minor, Inc. 4.5% 3/31/29 (d)		1,505,000	1,516,092
Radiology Partners, Inc. 9.25% 2/1/28 (d)		5,605,000	6,144,481
RP Escrow Issuer LLC 5.25% 12/15/25 (d)		8,005,000	8,265,163
Sabra Health Care LP 3.9% 10/15/29		342,000	355,464
Tenet Healthcare Corp.:
4.25% 6/1/29 (d)(i)		5,960,000	5,957,795
4.625% 7/15/24		1,911,000	1,938,518
4.625% 6/15/28 (d)		1,710,000	1,744,200
4.875% 1/1/26 (d)		2,815,000	2,906,488
5.125% 5/1/25		637,000	645,727
6.125% 10/1/28 (d)		11,750,000	12,296,963
6.25% 2/1/27 (d)		2,030,000	2,116,275
Toledo Hospital 5.325% 11/15/28		6,970,000	8,065,630
U.S. Renal Care, Inc. 10.625% 7/15/27 (d)		2,320,000	2,414,842
Vizient, Inc. 6.25% 5/15/27 (d)		375,000	396,563
			261,268,253
Health Care Technology - 0.0%
IQVIA, Inc. 5% 5/15/27 (d)		4,290,000	4,492,059
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)		1,715,000	1,708,569
4.25% 5/1/28 (d)		515,000	528,519
			2,237,088
Pharmaceuticals - 0.6%
Bausch Health Companies, Inc.:
4.875% 6/1/28 (d)(i)		3,400,000	3,427,557
5% 1/30/28 (d)		3,695,000	3,464,063
5% 2/15/29 (d)		1,525,000	1,399,188
5.5% 11/1/25 (d)		465,000	477,346
6.25% 2/15/29 (d)		8,220,000	8,035,050
7% 1/15/28 (d)		5,945,000	6,090,712
9% 12/15/25 (d)		618,000	661,816
Bayer AG 2.375% 4/2/75 (Reg. S) (f)	EUR	11,360,000	14,060,746
Bayer U.S. Finance II LLC 4.25% 12/15/25 (d)		13,965,000	15,647,946
Elanco Animal Health, Inc.:
4.912% 8/27/21 (f)		3,218,000	3,240,269
5.272% 8/28/23 (f)		10,157,000	10,973,217
5.9% 8/28/28 (f)		4,279,000	4,920,850
Jazz Securities DAC 4.375% 1/15/29 (d)		3,765,000	3,872,227
Mylan NV 4.55% 4/15/28		13,507,000	15,430,547
Organon Finance 1 LLC:
4.125% 4/30/28 (d)		5,035,000	5,085,350
5.125% 4/30/31 (d)		3,205,000	3,288,747
Teva Pharmaceutical Finance Co. BV:
2.95% 12/18/22		669,000	671,509
3.65% 11/10/21		221,000	222,105
Teva Pharmaceutical Finance Netherlands III BV:
1.25% 3/31/23 (Reg. S)	EUR	2,100,000	2,510,909
2.2% 7/21/21		2,475,000	2,468,813
2.8% 7/21/23		14,667,000	14,538,664
Utah Acquisition Sub, Inc.:
3.15% 6/15/21		13,528,000	13,541,716
3.95% 6/15/26		7,088,000	7,840,812
Viatris, Inc.:
1.125% 6/22/22 (d)		11,566,000	11,643,970
1.65% 6/22/25 (d)		3,717,000	3,774,055
2.7% 6/22/30 (d)		18,896,000	18,843,803
3.85% 6/22/40 (d)		8,232,000	8,501,105
4% 6/22/50 (d)		14,216,000	14,404,210
Zoetis, Inc. 3.25% 2/1/23		3,117,000	3,243,626
			202,280,928
TOTAL HEALTH CARE			515,973,689
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.7%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (d)		5,811,000	6,369,922
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (d)		6,329,000	6,499,092
Bombardier, Inc.:
6.125% 1/15/23 (d)		3,585,000	3,764,250
7.5% 12/1/24 (d)		4,945,000	5,069,663
7.5% 3/15/25 (d)		16,104,000	16,224,780
7.875% 4/15/27 (d)		11,415,000	11,586,225
BWX Technologies, Inc.:
4.125% 6/30/28 (d)		4,465,000	4,487,325
5.375% 7/15/26 (d)		6,413,000	6,609,238
Embraer Netherlands Finance BV 5.05% 6/15/25		1,270,000	1,336,999
Howmet Aerospace, Inc.:
5.95% 2/1/37		240,000	278,400
6.75% 1/15/28		285,000	340,219
Moog, Inc. 4.25% 12/15/27 (d)		5,155,000	5,283,875
Rolls-Royce PLC:
3.375% 6/18/26	GBP	6,820,000	9,618,015
5.75% 10/15/27 (Reg. S)	GBP	3,615,000	5,567,579
The Boeing Co.:
5.04% 5/1/27		13,707,000	15,801,639
5.15% 5/1/30		13,707,000	16,044,720
5.705% 5/1/40		13,710,000	17,067,219
5.805% 5/1/50		13,700,000	17,620,171
5.93% 5/1/60		13,710,000	17,823,564
TransDigm, Inc.:
4.625% 1/15/29 (d)		8,195,000	8,092,563
5.5% 11/15/27		34,802,000	36,020,070
6.25% 3/15/26 (d)		7,812,000	8,234,473
7.5% 3/15/27		1,917,000	2,044,672
8% 12/15/25 (d)		8,905,000	9,631,737
			231,416,410
Air Freight & Logistics - 0.0%
Wabtec Transportation Netherlands BV 1.25% 12/3/27	EUR	3,350,000	4,092,511
Airlines - 0.1%
Aerovias de Mexico SA de CV 7% 2/5/25 (d)(e)		390,000	286,455
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (d)		1,045,000	1,099,863
Azul Investments LLP 5.875% 10/26/24 (d)		2,048,000	1,970,944
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (d)		680,000	734,230
Ryanair DAC:
0.875% 5/25/26 (Reg. S)	EUR	10,200,000	12,460,182
2.875% 9/15/25 (Reg. S)	EUR	1,885,000	2,514,205
Wizz Air Finance Co. 1.35% 1/19/24 (Reg. S)	EUR	5,330,000	6,636,292
			25,702,171
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)		11,540,000	12,026,988
Commercial Services & Supplies - 0.2%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (d)		1,140,000	1,156,097
APX Group, Inc.:
6.75% 2/15/27 (d)		5,076,000	5,381,474
7.625% 9/1/23		314,000	323,420
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (d)		2,163,000	2,165,206
4.625% 6/1/28 (d)		5,902,000	5,867,768
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)		13,052,000	13,345,670
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (d)		4,024,000	4,024,000
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (d)		7,795,000	8,067,825
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 7/15/29 (d)		2,830,000	2,834,104
5.625% 10/1/28 (d)		5,175,000	5,472,563
5.875% 10/1/30 (d)		5,155,000	5,567,400
PowerTeam Services LLC 9.033% 12/4/25 (d)		3,045,000	3,357,113
Stericycle, Inc. 3.875% 1/15/29 (d)		4,180,000	4,169,550
			61,732,190
Construction & Engineering - 0.0%
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)		1,510,000	1,538,313
Pike Corp. 5.5% 9/1/28 (d)		10,818,000	11,037,930
SRS Distribution, Inc. 4.625% 7/1/28 (d)(i)		1,980,000	1,998,216
			14,574,459
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/29 (d)		2,595,000	2,599,671
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	1,994,000	2,465,018
			5,064,689
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25% 2/1/27 (d)		2,310,000	2,258,025
Turk Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (d)		1,235,000	1,366,450
			3,624,475
Machinery - 0.1%
Mueller Water Products, Inc. 4% 6/15/29 (d)		2,825,000	2,881,500
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)		12,585,000	13,088,400
			15,969,900
Marine - 0.0%
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (d)		575,000	633,758
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (d)		1,950,000	2,028,000
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)		7,140,000	7,144,766
Thomson Reuters Corp. 3.85% 9/29/24		2,221,000	2,411,946
TriNet Group, Inc. 3.5% 3/1/29 (d)		3,815,000	3,710,088
			15,294,800
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	4,151,000	5,289,724
JSC Georgian Railway 7.75% 7/11/22 (d)		667,000	709,521
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (d)		320,000	430,960
			6,430,205
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.25% 1/15/23		4,831,000	4,960,815
3% 9/15/23		2,041,000	2,136,955
3.375% 7/1/25		24,376,000	26,170,324
4.25% 2/1/24		18,355,000	19,940,669
4.25% 9/15/24		7,664,000	8,385,566
Travis Perkins PLC 4.5% 9/7/23 (Reg. S)	GBP	2,666,000	4,029,378
			65,623,707
Transportation Infrastructure - 0.4%
Aeroporti di Roma SPA:
1.625% 2/2/29 (Reg. S)	EUR	2,040,000	2,537,078
1.75% 7/30/31 (Reg. S)	EUR	1,500,000	1,820,556
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 pay-in-kind (d)(f)		527,308	443,103
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (d)		37,550,000	38,661,248
3.95% 7/1/24 (d)		7,125,000	7,586,724
4.25% 4/15/26 (d)		5,430,000	5,840,129
4.375% 5/1/26 (d)		16,881,000	18,197,528
5.25% 5/15/24 (d)		13,457,000	14,776,567
5.5% 1/15/26 (d)		14,454,000	16,241,092
DP World Crescent Ltd.:
3.7495% 1/30/30 (d)		2,070,000	2,189,025
3.875% 7/18/29 (Reg. S)		1,240,000	1,322,150
DP World Ltd. 5.625% 9/25/48 (d)		440,000	537,020
Heathrow Funding Ltd.:
2.625% 3/16/28 (Reg. S)	GBP	1,890,000	2,679,543
7.125% 2/14/24	GBP	8,090,000	13,128,081
			125,959,844
TOTAL INDUSTRIALS			588,146,107
INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.0%
Cellnex Finance Co. SA 0.75% 11/15/26 (Reg. S)	EUR	2,400,000	2,892,965
CommScope, Inc.:
5.5% 3/1/24 (d)		600,000	617,220
6% 3/1/26 (d)		600,000	630,300
HTA Group Ltd. 7% 12/18/25 (d)		1,235,000	1,312,033
IHS Netherlands Holdco BV 7.125% 3/18/25 (d)		2,935,000	3,059,371
SSL Robotics LLC 9.75% 12/31/23 (d)		444,000	490,065
			9,001,954
Electronic Equipment & Components - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (d)		14,700,000	15,998,022
5.85% 7/15/25 (d)		5,060,000	5,928,665
6.02% 6/15/26 (d)		5,064,000	6,037,073
6.1% 7/15/27 (d)		9,288,000	11,397,383
6.2% 7/15/30 (d)		8,040,000	10,070,903
TTM Technologies, Inc. 4% 3/1/29 (d)		10,400,000	10,283,000
			59,715,046
IT Services - 0.2%
Acuris Finance U.S. 5% 5/1/28 (d)		8,995,000	8,995,000
Arches Buyer, Inc.:
4.25% 6/1/28 (d)		4,860,000	4,774,950
6.125% 12/1/28 (d)		8,715,000	8,911,088
Gartner, Inc.:
3.75% 10/1/30 (d)		2,385,000	2,394,063
4.5% 7/1/28 (d)		3,690,000	3,883,725
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
6% 2/15/28 (d)		835,000	826,291
10.75% 6/1/28 (d)		9,300,000	10,416,000
Rackspace Hosting, Inc. 5.375% 12/1/28 (d)		29,929,000	30,201,354
Twilio, Inc. 3.875% 3/15/31		1,890,000	1,920,448
			72,322,919
Semiconductors & Semiconductor Equipment - 0.7%
Broadcom, Inc.:
1.95% 2/15/28 (d)		6,532,000	6,472,585
2.45% 2/15/31 (d)		63,710,000	61,184,179
2.6% 2/15/33 (d)		56,472,000	53,768,659
3.5% 2/15/41 (d)		44,880,000	43,403,330
3.75% 2/15/51 (d)		21,062,000	20,465,747
Micron Technology, Inc. 2.497% 4/24/23		27,461,000	28,464,314
ON Semiconductor Corp. 3.875% 9/1/28 (d)		2,785,000	2,826,775
			216,585,589
Software - 0.6%
Ascend Learning LLC:
6.875% 8/1/25 (d)		9,295,000	9,469,281
6.875% 8/1/25 (d)		2,277,000	2,319,694
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		6,285,000	6,182,869
CDK Global, Inc. 5.25% 5/15/29 (d)		730,000	787,568
Crowdstrike Holdings, Inc. 3% 2/15/29		2,775,000	2,722,969
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)		8,438,000	8,556,976
Open Text Corp. 3.875% 2/15/28 (d)		3,090,000	3,089,166
Open Text Holdings, Inc. 4.125% 2/15/30 (d)		282,000	283,058
Oracle Corp.:
1.65% 3/25/26		24,761,000	25,086,488
2.3% 3/25/28		39,119,000	39,950,472
2.8% 4/1/27		26,554,000	28,219,458
2.875% 3/25/31		49,210,000	50,411,987
3.6% 4/1/40		26,550,000	27,039,098
			204,119,084
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd.:
3.421% 11/2/30 (d)		1,305,000	1,334,607
5.875% 4/24/25 (Reg. S)		305,000	346,518
			1,681,125
TOTAL INFORMATION TECHNOLOGY			563,425,717
MATERIALS - 0.9%
Chemicals - 0.4%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (d)		5,414,000	5,671,165
Braskem Idesa SAPI 7.45% 11/15/29 (d)		330,000	347,738
CF Industries Holdings, Inc.:
4.95% 6/1/43		317,000	358,686
5.15% 3/15/34		178,000	209,987
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (d)		22,824,000	26,178,548
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 3.9339% 6/15/22 (d)(f)(h)		14,212,000	14,036,594
6.5% 5/15/26 (d)		8,594,000	8,636,970
6.875% 6/15/25 (d)		2,307,000	2,320,773
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (d)		1,645,000	1,663,260
Equate Petrochemical BV 2.625% 4/28/28 (d)		735,000	738,445
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (d)		6,755,000	6,864,769
7% 12/31/27 (d)		665,000	676,638
MEGlobal Canada, Inc. 5% 5/18/25 (d)		290,000	324,957
Methanex Corp.:
5.125% 10/15/27		7,417,000	7,750,765
5.25% 12/15/29		1,117,000	1,172,157
5.65% 12/1/44		4,897,000	4,963,844
NOVA Chemicals Corp.:
4.25% 5/15/29 (d)		2,885,000	2,892,386
5.25% 6/1/27 (d)		5,340,000	5,713,800
OCP SA:
4.5% 10/22/25 (d)		305,000	325,645
6.875% 4/25/44 (d)		275,000	335,638
Olin Corp.:
5% 2/1/30		7,207,000	7,639,420
5.625% 8/1/29		5,927,000	6,447,035
Orbia Advance Corp. S.A.B. de CV 1.875% 5/11/26 (d)		725,000	726,486
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (d)		1,933,000	1,977,097
SABIC Capital II BV 4% 10/10/23 (d)		1,583,000	1,701,230
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		1,685,000	1,746,081
5.875% 3/27/24		360,000	385,605
The Chemours Co. LLC:
5.375% 5/15/27		9,448,000	10,158,490
5.75% 11/15/28 (d)		17,225,000	18,411,114
Valvoline, Inc. 4.25% 2/15/30 (d)		6,000,000	6,120,000
W. R. Grace & Co.-Conn. 4.875% 6/15/27 (d)		2,840,000	2,989,100
			149,484,423
Construction Materials - 0.0%
CEMEX S.A.B. de CV 3.875% 7/11/31 (d)		635,000	635,397
Containers & Packaging - 0.2%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28 (d)		850,000	848,938
4% 9/1/29 (d)		5,895,000	5,806,575
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (d)		2,745,000	2,810,194
5.25% 8/15/27 (d)		3,924,000	3,962,063
6% 2/15/25 (d)		4,075,000	4,198,065
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (d)		10,955,000	11,033,438
7.875% 7/15/26 (d)		6,912,000	7,184,471
Intertape Polymer Group, Inc. 4.375% 6/15/29 (d)(i)		4,210,000	4,252,100
Trivium Packaging Finance BV:
5.5% 8/15/26 (d)		7,114,000	7,416,345
8.5% 8/15/27 (d)		6,169,000	6,629,269
			54,141,458
Metals & Mining - 0.3%
Allegheny Technologies, Inc.:
5.875% 12/1/27		19,955,000	21,127,356
7.875% 8/15/23		1,020,000	1,124,989
Alrosa Finance SA 3.1% 6/25/27 (d)		610,000	622,200
Antofagasta PLC 2.375% 10/14/30 (d)		1,860,000	1,780,369
Celtic Resources Holdings DAC 4.125% 10/9/24 (d)		1,205,000	1,273,806
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29 (d)		290,000	296,579
3.15% 1/14/30 (d)		750,000	774,516
3.7% 1/30/50 (d)		1,755,000	1,763,556
CSN Resources SA 7.625% 2/13/23 (d)		4,085,000	4,241,507
First Quantum Minerals Ltd.:
6.5% 3/1/24 (d)		2,201,000	2,251,898
6.875% 10/15/27 (d)		5,745,000	6,269,231
7.25% 4/1/23 (d)		14,962,000	15,261,240
7.5% 4/1/25 (d)		695,000	720,758
FMG Resources (August 2006) Pty Ltd.:
4.375% 4/1/31 (d)		4,690,000	4,900,112
4.5% 9/15/27 (d)		80,000	86,866
Fresnillo PLC 4.25% 10/2/50 (d)		940,000	932,950
Gold Fields Orogen Holding BVI Ltd. 5.125% 5/15/24 (d)		420,000	457,485
HudBay Minerals, Inc. 4.5% 4/1/26 (d)		1,290,000	1,277,100
Indonesia Asahan Aluminium Tbk PT 5.45% 5/15/30 (d)		1,225,000	1,412,425
Kaiser Aluminum Corp.:
4.5% 6/1/31 (d)		4,460,000	4,534,036
4.625% 3/1/28 (d)		7,157,000	7,311,591
Metinvest BV 7.75% 4/23/23 (d)		2,362,000	2,520,402
Stillwater Mining Co. 6.125% 6/27/22 (d)		3,717,000	3,720,020
TMK Capital SA 4.3% 2/12/27 (Reg. S)		990,000	994,517
Usiminas International SARL 5.875% 7/18/26 (d)		1,530,000	1,656,990
Vedanta Resources PLC 6.375% 7/30/22 (d)		1,810,000	1,778,664
VM Holding SA 6.5% 1/18/28 (d)		790,000	857,298
Volcan Compania Minera SAA 4.375% 2/11/26 (d)		505,000	492,943
			90,441,404
Paper & Forest Products - 0.0%
SPA Holdings 3 OY 4.875% 2/4/28 (d)		4,440,000	4,467,750
TOTAL MATERIALS			299,170,432
REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30		16,606,000	19,922,704
Boston Properties, Inc.:
3.25% 1/30/31		15,144,000	15,887,418
3.85% 2/1/23		3,713,000	3,888,827
4.5% 12/1/28		12,665,000	14,575,221
Corporate Office Properties LP:
2.25% 3/15/26		6,484,000	6,659,419
2.75% 4/15/31		4,678,000	4,595,677
5% 7/1/25		7,885,000	8,917,342
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		3,260,000	3,341,500
Duke Realty LP:
3.625% 4/15/23		4,005,000	4,195,371
3.75% 12/1/24		3,445,000	3,766,690
ESH Hospitality, Inc. 5.25% 5/1/25 (d)		1,169,000	1,190,919
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (d)		1,115,000	1,079,143
Healthcare Trust of America Holdings LP:
3.1% 2/15/30		4,838,000	5,047,789
3.5% 8/1/26		5,039,000	5,555,847
Healthpeak Properties, Inc.:
3.25% 7/15/26		2,056,000	2,236,616
3.5% 7/15/29		2,351,000	2,567,654
Hudson Pacific Properties LP 4.65% 4/1/29		27,154,000	30,852,472
iStar Financial, Inc.:
4.25% 8/1/25		1,005,000	1,018,196
4.75% 10/1/24		1,225,000	1,280,431
Lexington Corporate Properties Trust:
2.7% 9/15/30		7,113,000	7,105,449
4.4% 6/15/24		2,936,000	3,188,169
MGM Growth Properties Operating Partnership LP:
4.5% 1/15/28		3,959,000	4,150,022
5.75% 2/1/27		1,410,000	1,561,138
MPT Operating Partnership LP/MPT Finance Corp.:
2.5% 3/24/26	GBP	5,850,000	8,416,014
5.25% 8/1/26		535,000	550,381
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		20,207,000	19,744,454
3.375% 2/1/31		13,097,000	13,219,744
3.625% 10/1/29		39,642,000	41,452,950
4.375% 8/1/23		5,521,000	5,906,019
4.5% 1/15/25		6,808,000	7,444,025
4.5% 4/1/27		32,478,000	36,040,551
4.75% 1/15/28		18,782,000	20,994,408
4.95% 4/1/24		11,105,000	12,107,118
5.25% 1/15/26		18,623,000	21,270,180
Park Intermediate Holdings LLC 7.5% 6/1/25 (d)		1,000,000	1,081,640
Realty Income Corp. 3.25% 1/15/31		3,878,000	4,145,779
Retail Opportunity Investments Partnership LP:
4% 12/15/24		2,151,000	2,315,456
5% 12/15/23		1,293,000	1,397,957
Retail Properties America, Inc. 4.75% 9/15/30		1,467,000	1,597,563
Senior Housing Properties Trust 9.75% 6/15/25		685,000	761,220
Service Properties Trust:
4.375% 2/15/30		1,095,000	985,500
4.95% 10/1/29		2,315,000	2,158,738
5.5% 12/15/27		2,160,000	2,222,994
7.5% 9/15/25		510,000	570,091
Simon Property Group LP 2.45% 9/13/29		6,352,000	6,449,796
SITE Centers Corp.:
3.625% 2/1/25		5,451,000	5,727,723
4.25% 2/1/26		18,338,000	19,854,754
Store Capital Corp.:
2.75% 11/18/30		7,730,000	7,658,747
4.625% 3/15/29		5,948,000	6,711,450
The GEO Group, Inc. 6% 4/15/26		2,299,000	1,382,078
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)		8,080,000	8,007,361
6.5% 2/15/29 (d)		25,470,000	25,215,300
Uniti Group, Inc.:
7.125% 12/15/24 (d)		10,375,000	10,686,250
7.875% 2/15/25 (d)		22,415,000	24,012,069
Ventas Realty LP:
3% 1/15/30		28,128,000	29,105,499
3.125% 6/15/23		3,477,000	3,631,185
3.5% 2/1/25		3,798,000	4,117,498
3.75% 5/1/24		15,927,000	17,177,676
4% 3/1/28		6,996,000	7,799,202
4.125% 1/15/26		3,540,000	3,965,427
4.75% 11/15/30		39,136,000	46,006,789
VEREIT Operating Partnership LP:
2.2% 6/15/28		3,122,000	3,136,423
2.85% 12/15/32		3,841,000	3,912,739
3.4% 1/15/28		6,031,000	6,514,473
VICI Properties, Inc.:
3.5% 2/15/25 (d)		155,000	157,883
4.25% 12/1/26 (d)		225,000	231,469
4.625% 12/1/29 (d)		485,000	504,570
Vornado Realty LP 2.15% 6/1/26		6,904,000	6,963,628
Weingarten Realty Investors 3.375% 10/15/22		1,739,000	1,794,660
WP Carey, Inc.:
3.85% 7/15/29		4,522,000	4,942,029
4% 2/1/25		21,671,000	23,604,304
			636,237,778
Real Estate Management & Development - 0.7%
ACCENTRO Real Estate AG 3.625% 2/13/23 (Reg. S)	EUR	4,540,000	5,383,767
ADLER Group SA:
1.875% 1/14/26 (Reg. S)	EUR	11,600,000	13,926,363
2.25% 4/27/27 (Reg. S)	EUR	1,800,000	2,168,608
Akelius Residential Property AB 3.875% 10/5/78 (Reg. S) (f)	EUR	3,900,000	5,023,372
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	8,500,000	10,282,419
1.4% 7/6/22 (Reg. S)	EUR	4,721,000	5,824,369
1.75% 3/12/29 (Reg. S)	EUR	4,975,000	6,265,899
2% 2/15/24 (Reg. S)	EUR	1,900,000	2,416,978
Brandywine Operating Partnership LP:
3.95% 2/15/23		18,541,000	19,407,097
3.95% 11/15/27		14,429,000	15,634,109
4.1% 10/1/24		13,139,000	14,284,528
4.55% 10/1/29		15,790,000	17,411,044
CBRE Group, Inc. 2.5% 4/1/31		21,262,000	21,111,748
Ceetrus SA 2.75% 11/26/26 (Reg. S)	EUR	1,900,000	2,520,847
CTP BV 0.625% 11/27/23 (Reg. S)	EUR	2,950,000	3,636,618
Deutsche Annington Finance BV 5% 10/2/23 (d)		3,695,000	3,898,967
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)		315,000	339,413
Essex Portfolio LP 3.875% 5/1/24		5,607,000	6,074,682
Greystar Real Estate Partners 5.75% 12/1/25 (d)		459,000	470,475
Howard Hughes Corp.:
4.125% 2/1/29 (d)		1,995,000	1,982,292
4.375% 2/1/31 (d)		1,995,000	1,977,544
Kaisa Group Holdings Ltd. 8.5% 6/30/22 (Reg. S)		290,000	295,039
Mack-Cali Realty LP:
3.15% 5/15/23		9,387,000	9,828,687
4.5% 4/18/22		11,063,000	11,336,681
Post Apartment Homes LP 3.375% 12/1/22		1,637,000	1,695,632
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.75% 1/15/29 (d)		4,920,000	5,140,268
7.625% 6/15/25 (d)		145,000	157,144
Samhallsbyggnadsbolaget I Norden AB 1.75% 1/14/25 (Reg. S)	EUR	5,290,000	6,756,856
Tanger Properties LP:
3.125% 9/1/26		8,723,000	9,107,495
3.75% 12/1/24		15,395,000	16,512,820
3.875% 12/1/23		5,866,000	6,220,850
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	1,680,000	2,040,139
			229,132,750
TOTAL REAL ESTATE			865,370,528
UTILITIES - 1.6%
Electric Utilities - 0.8%
American Electric Power Co., Inc. 2.95% 12/15/22		3,144,000	3,249,462
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (f)	EUR	1,050,000	1,297,900
Clearway Energy Operating LLC:
3.75% 2/15/31 (d)		6,070,000	5,872,725
4.75% 3/15/28 (d)		1,030,000	1,064,763
Cleco Corporate Holdings LLC 3.375% 9/15/29		12,555,000	12,841,204
Duke Energy Corp. 2.45% 6/1/30		10,750,000	10,725,502
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (d)		5,172,000	5,013,585
5.9% 12/1/21 (d)		18,694,000	19,162,039
Enel SpA 3.375% (Reg. S) (f)(j)	EUR	4,075,000	5,466,185
Entergy Corp. 2.8% 6/15/30		11,033,000	11,276,652
Eskom Holdings SOC Ltd. 6.75% 8/6/23 (d)		2,670,000	2,804,835
Eversource Energy 2.8% 5/1/23		9,622,000	9,989,673
Exelon Corp.:
4.05% 4/15/30		6,798,000	7,616,826
4.7% 4/15/50		3,027,000	3,676,833
FirstEnergy Corp.:
4.75% 3/15/23		19,904,000	21,012,653
7.375% 11/15/31		37,147,000	49,475,346
InterGen NV 7% 6/30/23 (d)		7,075,000	6,974,394
IPALCO Enterprises, Inc. 3.7% 9/1/24		6,665,000	7,197,982
Monongahela Power Co. 4.1% 4/15/24 (d)		2,537,000	2,730,694
NRG Energy, Inc.:
3.375% 2/15/29 (d)		6,955,000	6,707,993
3.625% 2/15/31 (d)		2,095,000	2,008,581
5.25% 6/15/29 (d)		3,295,000	3,459,750
5.75% 1/15/28		5,675,000	6,014,933
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (d)		4,016,710	4,297,880
PG&E Corp.:
5% 7/1/28		2,975,000	2,960,125
5.25% 7/1/30		11,820,000	11,952,975
PPL Capital Funding, Inc. 3.4% 6/1/23		4,577,000	4,800,970
SSE PLC 4.75% 9/16/77 (Reg. S) (f)		19,885,000	20,556,318
Vistra Operations Co. LLC:
5% 7/31/27 (d)		9,800,000	10,008,250
5.625% 2/15/27 (d)		8,080,000	8,383,000
			268,600,028
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (d)		1,258,000	1,530,278
Promigas SA ESP/Gases del Pacifico SAC 3.75% 10/16/29 (d)		900,000	882,731
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (d)		1,725,000	1,754,429
			4,167,438
Independent Power and Renewable Electricity Producers - 0.3%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)		1,340,000	1,346,700
Emera U.S. Finance LP:
2.7% 6/15/21		3,220,000	3,222,474
3.55% 6/15/26		5,152,000	5,629,956
EnfraGen Energia Sur SA 5.375% 12/30/30 (d)		1,625,000	1,616,875
Investment Energy Resources Ltd. 6.25% 4/26/29 (d)		1,300,000	1,397,500
Talen Energy Supply LLC 7.625% 6/1/28 (d)		1,965,000	2,038,432
Termocandelaria Power Ltd. 7.875% 1/30/29 (d)		1,443,000	1,545,182
TerraForm Power Operating LLC:
4.75% 1/15/30 (d)		200,000	204,456
5% 1/31/28 (d)		4,473,000	4,699,848
The AES Corp.:
2.45% 1/15/31 (d)		8,564,000	8,303,556
3.3% 7/15/25 (d)		33,229,000	35,447,700
3.95% 7/15/30 (d)		28,974,000	31,283,228
			96,735,907
Multi-Utilities - 0.5%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49 (d)		390,000	437,604
4.875% 4/23/30 (d)		250,000	299,500
Berkshire Hathaway Energy Co. 4.05% 4/15/25		49,782,000	55,474,515
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30		3,091,000	3,352,529
NiSource, Inc.:
2.95% 9/1/29		31,524,000	33,005,477
5.25% 2/15/43		8,116,000	10,242,820
5.8% 2/1/42		4,036,000	5,302,765
5.95% 6/15/41		5,760,000	7,739,518
Puget Energy, Inc.:
4.1% 6/15/30		12,996,000	14,334,913
6% 9/1/21		9,916,000	10,053,592
Sempra Energy:
2.875% 10/1/22		3,670,000	3,764,662
6% 10/15/39		9,562,000	13,029,691
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.2684% 5/15/67 (f)(h)		2,459,000	2,280,629
			159,318,215
Water Utilities - 0.0%
Southern Water Services Finance Ltd. 1.625% 3/30/27 (Reg. S)	GBP	5,000,000	7,041,538
TOTAL UTILITIES			535,863,126

TOTAL NONCONVERTIBLE BONDS			11,950,035,156

TOTAL CORPORATE BONDS
(Cost $11,161,188,941)			11,965,197,768

U.S. Government and Government Agency Obligations - 29.7%
U.S. Treasury Inflation-Protected Obligations - 2.1%
U.S. Treasury Inflation-Indexed Bonds:
0.25% 2/15/50		$58,920,000	$65,940,272
0.75% 2/15/45		90,996,700	122,488,289
1% 2/15/46		44,968,900	63,688,066
1% 2/15/49		33,240,000	45,391,194
U.S. Treasury Inflation-Indexed Notes:
0.125% 1/15/30		50,000,000	56,616,944
0.25% 7/15/29		86,689,000	100,223,770
0.875% 1/15/29		198,294,400	242,015,457

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			696,363,992

U.S. Treasury Obligations - 27.6%
U.S. Treasury Bonds:
1.125% 5/15/40		207,334,000	172,840,425
1.375% 8/15/50 (k)		1,000,000	800,586
2.25% 8/15/46 (k)(l)		261,200	259,210
2.375% 5/15/51		1,615,526,000	1,646,826,735
3% 2/15/47		396,205,000	452,555,874
5% 5/15/37 (l)		16,600	23,618
U.S. Treasury Notes:
0.125% 1/31/23		420,240,000	420,240,000
0.25% 5/15/24		19,250,000	19,219,922
0.25% 7/31/25		156,208,000	153,913,695
0.375% 12/31/25		513,887,000	505,998,033
0.75% 3/31/26 (k)(m)		603,495,000	602,834,927
0.75% 4/30/26 (n)		502,170,000	501,228,431
1.125% 2/15/31		428,551,000	410,270,621
1.25% 4/30/28		887,660,000	887,382,606
1.25% 5/31/28		774,037,000	773,553,227
1.625% 9/30/26		683,928,000	710,002,755
2% 4/30/24		15,926,700	16,713,703
2.125% 7/31/24		222,547,000	234,926,177
2.125% 5/31/26		498,913,000	531,088,992
2.25% 4/30/24		126,960,000	134,156,053
2.25% 12/31/24		79,727,100	84,809,703
2.375% 4/30/26		89,077,000	95,903,917
2.5% 2/28/26		546,304,000	590,883,259
2.75% 2/15/28		96,082,900	105,698,696

TOTAL U.S. TREASURY OBLIGATIONS			9,052,131,165

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $9,656,172,182)			9,748,495,157

U.S. Government Agency - Mortgage Securities - 12.6%
Fannie Mae - 3.3%
12 month U.S. LIBOR + 1.440% 1.779% 4/1/37 (f)(h)		18,795	19,716
12 month U.S. LIBOR + 1.460% 2.017% 1/1/35 (f)(h)		14,570	15,255
12 month U.S. LIBOR + 1.480% 2.423% 7/1/34 (f)(h)		4,429	4,629
12 month U.S. LIBOR + 1.550% 2.553% 6/1/36 (f)(h)		13,957	14,687
12 month U.S. LIBOR + 1.560% 1.94% 3/1/37 (f)(h)		14,004	14,759
12 month U.S. LIBOR + 1.620% 2.108% 3/1/33 (f)(h)		20,520	21,437
12 month U.S. LIBOR + 1.620% 2.383% 5/1/36 (f)(h)		40,339	42,421
12 month U.S. LIBOR + 1.630% 2.156% 9/1/36 (f)(h)		17,783	18,732
12 month U.S. LIBOR + 1.630% 2.283% 5/1/35 (f)(h)		41,501	43,516
12 month U.S. LIBOR + 1.640% 2.096% 6/1/47 (f)(h)		30,038	31,952
12 month U.S. LIBOR + 1.670% 2.223% 11/1/36 (f)(h)		11,866	12,483
12 month U.S. LIBOR + 1.700% 2.284% 6/1/42 (f)(h)		26,582	27,865
12 month U.S. LIBOR + 1.730% 2.126% 3/1/40 (f)(h)		34,797	36,717
12 month U.S. LIBOR + 1.730% 2.408% 5/1/36 (f)(h)		21,633	22,826
12 month U.S. LIBOR + 1.750% 2.241% 7/1/35 (f)(h)		10,451	11,000
12 month U.S. LIBOR + 1.750% 2.411% 8/1/41 (f)(h)		37,547	39,602
12 month U.S. LIBOR + 1.780% 2.163% 2/1/36 (f)(h)		28,841	30,481
12 month U.S. LIBOR + 1.800% 2.175% 1/1/42 (f)(h)		101,285	106,679
12 month U.S. LIBOR + 1.800% 2.385% 12/1/40 (f)(h)		1,133,787	1,200,241
12 month U.S. LIBOR + 1.800% 2.702% 7/1/41 (f)(h)		22,655	23,853
12 month U.S. LIBOR + 1.810% 2.185% 12/1/39 (f)(h)		21,265	22,481
12 month U.S. LIBOR + 1.810% 2.193% 2/1/42 (f)(h)		65,083	68,698
12 month U.S. LIBOR + 1.810% 2.321% 9/1/41 (f)(h)		15,066	15,936
12 month U.S. LIBOR + 1.810% 2.7% 7/1/41 (f)(h)		22,824	24,129
12 month U.S. LIBOR + 1.820% 2.195% 12/1/35 (f)(h)		26,514	28,082
12 month U.S. LIBOR + 1.830% 2.33% 10/1/41 (f)(h)		8,250	8,506
12 month U.S. LIBOR + 1.950% 2.806% 7/1/37 (f)(h)		19,662	20,930
6 month U.S. LIBOR + 1.470% 1.725% 10/1/33 (f)(h)		548	569
6 month U.S. LIBOR + 1.500% 1.755% 1/1/35 (f)(h)		43,614	45,403
6 month U.S. LIBOR + 1.510% 1.76% 2/1/33 (f)(h)		280	291
6 month U.S. LIBOR + 1.530% 1.785% 12/1/34 (f)(h)		8,101	8,439
6 month U.S. LIBOR + 1.530% 1.785% 3/1/35 (f)(h)		8,146	8,492
6 month U.S. LIBOR + 1.550% 1.8% 10/1/33 (f)(h)		3,017	3,139
6 month U.S. LIBOR + 1.560% 1.815% 7/1/35 (f)(h)		5,219	5,450
6 month U.S. LIBOR + 1.740% 1.99% 12/1/34 (f)(h)		773	810
6 month U.S. LIBOR + 1.960% 2.21% 9/1/35 (f)(h)		9,450	9,978
U.S. TREASURY 1 YEAR INDEX + 1.940% 2.276% 10/1/33 (f)(h)		69,680	73,507
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.333% 3/1/35 (f)(h)		8,084	8,553
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.395% 6/1/36 (f)(h)		38,157	40,216
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.417% 10/1/33 (f)(h)		19,974	21,026
U.S. TREASURY 1 YEAR INDEX + 2.460% 2.697% 7/1/34 (f)(h)		51,068	53,790
2.5% 5/1/31 to 10/1/50		102,870,610	107,464,495
3% 7/1/27 to 8/1/50 (k)(m)(o)		375,291,241	396,272,768
3.5% 7/1/32 to 12/1/49		166,003,584	178,320,800
4% 11/1/31 to 11/1/49		156,654,587	170,978,710
4.5% to 4.5% 6/1/33 to 8/1/49		103,794,664	114,260,929
5% 1/1/22 to 2/1/49		82,086,088	92,846,721
5.26% 8/1/41 (f)		825,356	935,805
5.5% 9/1/21 to 5/1/49		12,052,251	13,717,764
6% to 6% 8/1/21 to 1/1/42		3,624,407	4,280,479
6.5% 2/1/22 to 4/1/37		1,553,518	1,800,164
6.594% 2/1/39 (f)		619,311	688,229
7% to 7% 12/1/22 to 7/1/37		337,233	388,075
7.5% to 7.5% 6/1/25 to 2/1/32		153,260	174,517
8% 8/1/29 to 3/1/37		6,767	8,253

TOTAL FANNIE MAE			1,084,344,985

Freddie Mac - 1.8%
12 month U.S. LIBOR + 1.320% 1.7% 1/1/36 (f)(h)		14,917	15,537
12 month U.S. LIBOR + 1.370% 1.812% 3/1/36 (f)(h)		57,042	59,609
12 month U.S. LIBOR + 1.500% 1.91% 3/1/36 (f)(h)		42,948	45,080
12 month U.S. LIBOR + 1.510% 2.015% 11/1/35 (f)(h)		10,166	10,662
12 month U.S. LIBOR + 1.750% 2.179% 12/1/40 (f)(h)		538,458	568,594
12 month U.S. LIBOR + 1.750% 2.328% 9/1/41 (f)(h)		168,522	177,747
12 month U.S. LIBOR + 1.750% 2.597% 7/1/41 (f)(h)		120,019	126,566
12 month U.S. LIBOR + 1.790% 2.168% 4/1/37 (f)(h)		4,358	4,613
12 month U.S. LIBOR + 1.860% 2.114% 4/1/36 (f)(h)		20,284	21,460
12 month U.S. LIBOR + 1.880% 2.178% 4/1/41 (f)(h)		9,601	10,149
12 month U.S. LIBOR + 1.880% 2.481% 9/1/41 (f)(h)		18,280	19,281
12 month U.S. LIBOR + 1.890% 2.536% 10/1/42 (f)(h)		120,577	127,838
12 month U.S. LIBOR + 1.910% 2.466% 5/1/41 (f)(h)		33,582	35,562
12 month U.S. LIBOR + 1.910% 2.64% 5/1/41 (f)(h)		27,838	29,477
12 month U.S. LIBOR + 1.910% 2.761% 6/1/41 (f)(h)		35,772	37,878
12 month U.S. LIBOR + 1.910% 2.91% 6/1/41 (f)(h)		9,163	9,706
12 month U.S. LIBOR + 1.920% 2.92% 6/1/36 (f)(h)		11,242	11,937
12 month U.S. LIBOR + 2.020% 2.32% 4/1/38 (f)(h)		30,994	32,705
12 month U.S. LIBOR + 2.030% 2.567% 3/1/33 (f)(h)		664	698
12 month U.S. LIBOR + 2.040% 2.97% 7/1/36 (f)(h)		28,449	30,176
12 month U.S. LIBOR + 2.200% 2.575% 12/1/36 (f)(h)		38,456	40,875
6 month U.S. LIBOR + 1.120% 1.375% 8/1/37 (f)(h)		18,710	19,251
6 month U.S. LIBOR + 1.580% 1.83% 12/1/35 (f)(h)		2,161	2,258
6 month U.S. LIBOR + 1.720% 1.97% 8/1/37 (f)(h)		6,299	6,623
6 month U.S. LIBOR + 1.840% 2.095% 2/1/37 (f)(h)		9,570	10,094
6 month U.S. LIBOR + 1.880% 2.136% 10/1/36 (f)(h)		65,697	69,012
6 month U.S. LIBOR + 1.990% 2.248% 10/1/35 (f)(h)		24,231	25,506
6 month U.S. LIBOR + 2.020% 2.269% 6/1/37 (f)(h)		14,367	15,154
6 month U.S. LIBOR + 2.680% 2.932% 10/1/35 (f)(h)		14,031	14,842
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.313% 6/1/33 (f)(h)		51,085	53,742
U.S. TREASURY 1 YEAR INDEX + 2.260% 2.653% 6/1/33 (f)(h)		87,805	92,213
U.S. TREASURY 1 YEAR INDEX + 2.430% 2.655% 3/1/35 (f)(h)		177,785	187,671
2.5% 6/1/31 to 2/1/35		20,301,363	21,265,853
3% 6/1/31 to 6/1/50		132,396,393	140,115,366
3.5% 1/1/32 to 10/1/49 (k)(l)		174,759,391	187,882,781
3.5% 8/1/47		63,244	67,575
4% 7/1/31 to 6/1/48		166,781,641	181,258,516
4% 4/1/48		132,500	141,871
4.5% 6/1/25 to 7/1/49		34,701,713	38,255,322
5% 8/1/33 to 7/1/41		6,632,211	7,566,628
5.5% 6/1/22		8,994	9,136
6% 12/1/21 to 12/1/37		693,571	811,704
6.5% 9/1/21 to 9/1/39		836,929	985,320
7% 3/1/26 to 9/1/36		322,260	375,661
7.5% 1/1/27 to 11/1/31		6,913	8,037
8% 7/1/24 to 4/1/32		8,582	9,886
8.5% 12/1/22 to 1/1/28		6,822	7,677

TOTAL FREDDIE MAC			580,673,849

Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
3% 10/1/31		473,453	501,973
Ginnie Mae - 4.2%
3.5% 6/20/34 to 5/20/50		132,155,686	142,398,041
4% 5/20/33 to 5/20/49		181,631,094	196,298,868
4.5% 6/20/33 to 8/15/41		14,871,855	16,710,224
5% 12/15/32 to 4/20/48		17,137,555	19,209,374
5.5% 7/15/33 to 9/15/39		497,356	576,991
6% to 6% 10/15/30 to 11/15/39		186,925	216,184
7% to 7% 11/15/22 to 3/15/33		385,224	445,161
7.5% to 7.5% 2/15/22 to 9/15/31		114,144	126,997
8% 11/15/21 to 11/15/29		23,838	26,025
8.5% 11/15/21 to 1/15/31		6,577	7,693
9% 1/15/23		43	45
2% 2/20/51 to 4/20/51		67,529,905	68,771,753
2% 6/1/51 (i)		45,850,000	46,640,729
2% 6/1/51 (i)		18,250,000	18,564,740
2% 6/1/51 (i)		52,550,000	53,456,277
2% 6/1/51 (i)		41,400,000	42,113,984
2% 6/1/51 (i)		20,700,000	21,056,992
2% 6/1/51 (i)		15,500,000	15,767,313
2% 6/1/51 (i)		10,300,000	10,477,634
2% 6/1/51 (i)		3,300,000	3,356,912
2% 7/1/51 (i)		14,750,000	14,978,451
2% 7/1/51 (i)		9,850,000	10,002,559
2% 7/1/51 (i)		24,750,000	25,133,333
2% 7/1/51 (i)		59,350,000	60,269,225
2% 7/1/51 (i)		34,600,000	35,135,892
2.5% 1/20/51 to 3/20/51		68,864,900	71,418,314
2.5% 6/1/51 (i)		22,500,000	23,304,101
2.5% 6/1/51 (i)		23,850,000	24,702,347
2.5% 6/1/51 (i)		16,950,000	17,555,756
2.5% 6/1/51 (i)		23,225,000	24,055,010
2.5% 6/1/51 (i)		7,200,000	7,457,312
2.5% 6/1/51 (i)		7,800,000	8,078,755
3% 5/20/42 to 7/20/50		106,856,542	111,811,097
3% 6/1/51 (i)		11,200,000	11,684,978
3% 6/1/51 (i)		57,600,000	60,094,172
3% 6/1/51 (i)		12,100,000	12,623,949
3% 6/1/51 (i)		20,200,000	21,074,692
3% 7/1/51 (i)		19,250,000	20,077,540
3% 7/1/51 (i)		19,250,000	20,077,540
3% 7/1/51 (i)		15,800,000	16,479,228
3% 7/1/51 (i)		24,300,000	25,344,635
3.5% 6/1/51 (i)		15,200,000	15,988,035
3.5% 6/1/51 (i)		21,650,000	22,772,431
3.5% 6/1/51 (i)		18,850,000	19,827,267
3.5% 6/1/51 (i)		23,800,000	25,033,897
3.5% 7/1/51 (i)		3,950,000	4,156,328
3.5% 7/1/51 (i)		3,200,000	3,367,152
6.5% 3/20/31 to 6/15/37		134,511	158,165

TOTAL GINNIE MAE			1,368,884,098

Uniform Mortgage Backed Securities - 3.3%
1.5% 6/1/36 (i)		32,300,000	32,698,705
1.5% 6/1/36 (i)		175,000	177,160
2% 6/1/36 (i)		5,400,000	5,579,297
2% 6/1/51 (i)		71,850,000	72,595,358
2% 6/1/51 (i)		63,650,000	64,310,292
2% 6/1/51 (i)		42,700,000	43,142,961
2% 6/1/51 (i)		16,600,000	16,772,205
2% 6/1/51 (i)		32,750,000	33,089,742
2% 6/1/51 (i)		31,150,000	31,473,144
2% 6/1/51 (i)		16,000,000	16,165,981
2% 6/1/51 (i)		63,900,000	64,562,886
2% 6/1/51 (i)		5,600,000	5,658,093
2% 7/1/51 (i)		66,000,000	66,535,141
2% 7/1/51 (i)		63,900,000	64,418,114
2% 7/1/51 (i)		41,500,000	41,836,490
2.5% 6/1/51 (i)		83,500,000	86,458,372
2.5% 6/1/51 (i)		26,900,000	27,853,056
2.5% 6/1/51 (i)		22,400,000	23,193,623
2.5% 6/1/51 (i)		32,070,000	33,206,227
2.5% 6/1/51 (i)		21,150,000	21,899,336
2.5% 6/1/51 (i)		11,550,000	11,959,212
2.5% 6/1/51 (i)		4,300,000	4,452,347
2.5% 6/1/51 (i)		26,300,000	27,231,798
2.5% 7/1/51 (i)		56,500,000	58,367,144
3% 6/1/51 (i)		81,050,000	84,646,602
3% 6/1/51 (i)		8,600,000	8,981,626
3.5% 6/1/51 (i)		4,650,000	4,908,498
3.5% 6/1/51 (i)		3,750,000	3,958,466
3.5% 6/1/51 (i)		2,950,000	3,113,993
3.5% 6/1/51 (i)		2,800,000	2,955,655
3.5% 6/1/51 (i)		38,000,000	40,112,458
3.5% 6/1/51 (i)		2,800,000	2,955,655
3.5% 6/1/51 (i)		6,300,000	6,650,223
3.5% 6/1/51 (i)		14,500,000	15,306,070
3.5% 6/1/51 (i)		13,500,000	14,250,479
3.5% 7/1/51 (i)		18,650,000	19,698,428
3.5% 7/1/51 (i)		12,350,000	13,044,268
3.5% 7/1/51 (i)		13,650,000	14,417,348

TOTAL UNIFORM MORTGAGE BACKED SECURITIES			1,088,636,453

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $4,060,817,161)			4,123,041,358

Asset-Backed Securities - 5.4%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (d)		$7,784,233	$7,458,248
Series 2019-1 Class A, 3.844% 5/15/39 (d)		12,539,141	12,581,461
Series 2019-2:
Class A, 3.376% 10/16/39 (d)		21,524,650	21,561,027
Class B, 4.458% 10/16/39 (d)		3,803,418	3,125,447
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (d)		8,900,000	8,916,426
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 1.5038% 7/22/32 (d)(f)(h)		30,202,000	30,204,839
AIMCO CLO Ltd.:
Series 2020-11A Class A1, 3 month U.S. LIBOR + 1.380% 1.5638% 10/15/31 (d)(f)(h)		18,340,000	18,369,894
Series 2021-12A Class A, 3 month U.S. LIBOR + 1.210% 1.4356% 1/17/32 (d)(f)(h)		31,100,000	31,074,374
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 0.99% 4/20/34 (d)(f)(h)		39,309,000	39,298,858
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 1.5183% 1/20/33 (d)(f)(h)		11,198,000	11,222,456
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 0% 7/20/34 (d)(f)(h)(i)		18,308,000	18,308,000
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (d)		478,000	526,327
Series 2015-SFR1 Class E, 5.639% 4/17/52 (d)		1,082,438	1,192,040
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (d)		1,118,000	1,254,642
Class XS, 0% 10/17/52 (c)(d)(f)(p)		762,157	8
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (d)		10,638,973	10,653,613
Class B, 4.335% 1/16/40 (d)		1,796,414	1,473,644
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.5038% 10/15/32 (d)(f)(h)		20,251,000	20,273,884
Ares CLO Ltd. Series 2020-58A Class A, 3 month U.S. LIBOR + 1.220% 1.4558% 1/15/33 (d)(f)(h)		24,810,000	24,848,555
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 1.2149% 4/25/34 (d)(f)(h)		13,014,000	13,010,642
Ares LV CLO Ltd. Series 2020-55A Class A1, 3 month U.S. LIBOR + 1.700% 1.8838% 4/15/31 (d)(f)(h)		22,555,000	22,612,696
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 1.6679% 4/15/34 (d)(f)(h)		27,448,000	27,453,050
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.4398% 4/17/33 (d)(f)(h)		8,282,000	8,317,960
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 1 month U.S. LIBOR + 4.200% 4.2089% 6/26/34 (d)(f)(h)		6,919	23,711
Babson CLO Ltd./Cayman Islands Series 2020-1A Class A1, 3 month U.S. LIBOR + 1.400% 1.5838% 10/15/32 (d)(f)(h)		29,072,000	29,119,707
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 1.02% 4/25/34 (d)(f)(h)		28,623,000	28,633,734
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 1.444% 1/20/32 (d)(f)(h)		31,300,000	31,301,690
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.5198% 1/17/33 (d)(f)(h)		12,769,000	12,808,022
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (d)		21,470,313	21,661,420
Class AA, 2.487% 12/16/41 (d)(f)		3,239,500	3,256,521
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.1738% 4/15/29 (d)(f)(h)		24,711,000	24,705,193
Capital Trust RE CDO Ltd. Series 2005-1A Class E, 1 month U.S. LIBOR + 2.100% 3.9464% 3/20/50 (c)(d)(f)(h)		330,000	33
Cascade Funding Mortgage Trust:
Series 2020-HB2 Class A, 3.4047% 4/25/30 (d)		5,308,211	5,366,150
Series 2020-HB3 Class A, 2.8115% 5/25/30 (d)(f)		1,822,540	1,837,367
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (d)		17,945,707	17,987,770
Class B, 5.095% 4/15/39 (d)		8,870,548	8,331,856
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (d)		16,302,999	16,286,656
Series 2021-1A Class A, 3.474% 1/15/46 (d)		7,530,514	7,691,281
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 1.5283% 10/20/32 (d)(f)(h)		16,659,000	16,738,947
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 1.5405% 5/29/32 (d)(f)(h)		11,001,000	11,001,781
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2020-12A Class A, 3 month U.S. LIBOR + 1.270% 1.4458% 10/25/32 (d)(f)(h)		17,350,000	17,408,348
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 1.2383% 4/20/34 (d)(f)(h)		23,812,000	23,834,526
Cent CLO Ltd. / Cent CLO Series 2020-29A Class A1N, 3 month U.S. LIBOR + 1.700% 1.8883% 7/20/31 (d)(f)(h)		23,194,000	23,316,232
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 1.4416% 10/25/37 (d)(f)(h)		5,253,648	5,279,302
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 1.3474% 4/20/34 (d)(f)(h)		31,300,000	31,226,101
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 1.534% 1/20/34 (d)(f)(h)		41,300,000	41,346,380
COMM Mortgage Trust Series 2021-LBA Class G, 1 month U.S. LIBOR + 2.650% 2.751% 3/15/38 (d)(f)(h)		1,480,000	1,483,332
Consumer Loan Underlying Bond Credit Trust:
Series 2019-HP1 Class A, 2.59% 12/15/26 (d)		3,310,751	3,343,512
Series 2019-P1 Class A, 2.94% 7/15/26 (d)		609,145	610,213
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 3.9123% 1/28/40 (c)(d)(f)(h)		387,945	39
DataBank Issuer, LLC Series 2021-1A Class B, 2.65% 2/27/51 (d)		422,000	426,287
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (d)		10,705,388	10,863,827
Class A2II, 4.03% 11/20/47 (d)		18,135,788	19,356,145
Dryden 68 CLO Ltd. 3 month U.S. LIBOR + 1.310% 1.4938% 7/15/32 (d)(f)(h)		23,190,000	23,191,322
Dryden CLO, Ltd.:
Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 1.5183% 10/20/32 (d)(f)(h)		22,298,000	22,354,102
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 1.4573% 1/18/32 (d)(f)(h)		13,000,000	13,012,623
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2020-85A Class A1, 3 month U.S. LIBOR + 1.350% 1.5338% 10/15/32 (d)(f)(h)		21,454,000	21,528,038
Dryden Senior Loan Fund Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 1.3698% 4/17/33 (d)(f)(h)		16,400,000	16,445,576
Eaton Vance CLO, Ltd.:
Series 2020-1A Class A, 3 month U.S. LIBOR + 1.650% 1.8338% 10/15/30 (d)(f)(h)		29,300,000	29,363,757
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.370% 1.5538% 10/15/32 (d)(f)(h)		31,400,000	31,450,554
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 1.4338% 1/15/34 (d)(f)(h)		6,600,000	6,596,119
Enterprise Fleet Financing LLC Series 2021-1 Class A2, 0.44% 12/21/26 (d)		12,900,000	12,909,443
FirstKey Homes Trust Series 2020-SFR1 Class F2, 4.284% 9/17/25 (d)		756,000	784,759
Flatiron CLO Ltd.:
Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 1.4759% 11/16/32 (d)(f)(h)		22,515,000	22,557,216
Series 2021-1A Class A1, 3 month U.S. LIBOR + 1.110% 1.11% 7/19/34 (d)(f)(h)(i)		16,641,000	16,641,000
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.4553% 11/20/33 (d)(f)(h)		29,800,000	30,048,562
Home Partners of America Trust:
Series 2017-1 Class E, 1 month U.S. LIBOR + 2.650% 2.751% 7/17/34 (d)(f)(h)		231,000	231,472
Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 2.451% 7/17/37 (d)(f)(h)		708,000	706,322
Series 2019-2 Class F, 3.866% 10/19/39 (d)		936,233	928,462
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (d)		8,558,676	8,686,255
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (d)		9,570,789	9,605,525
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 1.4484% 1/15/33 (d)(f)(h)		15,100,000	15,122,001
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 1.1038% 1/22/28 (d)(f)(h)		18,258,879	18,258,843
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 1.3358% 4/19/34 (d)(f)(h)		33,250,000	33,241,322
Madison Park Funding Ltd. Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 1.4838% 7/15/32 (d)(f)(h)		24,205,000	24,206,089
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2020-45A Class A, 3 month U.S. LIBOR + 1.650% 1.8338% 7/15/31 (d)(f)(h)		30,870,000	30,899,820
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 1.3879% 1/22/31 (d)(f)(h)		7,234,000	7,234,412
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 1.5138% 10/15/32 (d)(f)(h)		10,889,000	10,946,472
Magnetite XXI Ltd.:
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1.5138% 1/15/33 (d)(f)(h)		33,783,000	33,774,419
Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 1.2083% 4/20/34 (d)(f)(h)		23,008,000	23,035,610
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 1.0944% 1/15/34 (d)(f)(h)		28,450,000	28,415,291
Marlette Funding Trust Series 2019-4A Class A, 2.39% 12/17/29 (d)		3,457,643	3,476,858
Merit Securities Corp. Series 13 Class M1, 7.88% 12/28/33 (f)		105,265	109,320
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.2583% 10/20/30 (d)(f)(h)		24,741,000	24,771,530
Nationstar HECM Loan Trust:
Series 2019-1A Class A, 2.6513% 6/25/29 (d)		2,845,634	2,850,383
Series 2020-1A Class A1, 1.2686% 9/25/30 (d)		16,549,572	16,530,474
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 1.4898% 7/17/32 (d)(f)(h)		22,017,000	22,039,766
North Carolina State Ed Assistance Auth. Student Loan Rev. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.800% 0.9758% 7/25/25 (f)(h)		644,075	644,904
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.3366% 1/25/36 (f)(h)		708,064	710,656
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (d)		36,728,250	38,476,147
Series 2019-1A Class A2, 3.858% 12/5/49 (d)		17,613,050	17,608,294
Progress Residential Trust:
Series 2018-SFR2 Class F, 4.953% 8/17/35 (d)		524,000	527,522
Series 2018-SFR3:
Class F, 5.368% 10/17/35 (d)		689,000	698,663
Class G, 5.618% 10/17/35 (d)		400,000	405,412
Series 2019-SFR1 Class F, 5.061% 8/17/35 (d)		600,000	619,268
Series 2019-SFR2 Class F, 4.837% 5/17/36 (d)		208,000	202,761
Series 2019-SFR3 Class G, 4.116% 9/17/36 (d)		466,000	476,248
Series 2019-SFR4 Class F, 3.684% 10/17/36 (d)		1,943,000	1,979,605
Series 2020-SFR1:
Class G, 4.028% 4/17/37 (d)		674,000	680,906
Class H, 5.268% 4/17/37 (d)		189,000	192,581
Series 2020-SFR3 Class H, 6.234% 10/17/27 (d)		483,000	488,956
Series 2021-SFR2 Class H, 4.998% 4/19/38 (d)		735,000	736,236
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (d)		17,267,214	17,297,176
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 0% 4/20/34 (d)(f)(h)(i)		31,749,000	31,752,207
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (d)		20,247,100	20,217,823
Class B, 4.335% 3/15/40 (d)		1,975,003	1,730,831
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (d)		22,598,000	23,852,817
1.884% 7/15/50 (d)		9,101,000	9,274,470
2.328% 7/15/52 (d)		6,959,000	7,071,023
Symphony CLO XXIII Ltd. Series 2020-23A Class A, 3 month U.S. LIBOR + 1.320% 1.5038% 1/15/34 (d)(f)(h)		17,900,000	17,929,571
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 1.1653% 4/19/34 (d)(f)(h)		28,855,000	28,842,823
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 1.1892% 4/20/33 (d)(f)(h)		24,800,000	24,768,628
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3 month U.S. LIBOR + 2.650% 2.8264% 2/5/36 (c)(d)(f)(h)		357,209	27
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 4.6764% 12/5/36 (c)(d)(f)(h)		714,148	54
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1.1883% 1/20/29 (d)(f)(h)		16,565,000	16,591,984
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 0.9516% 9/25/34 (f)(h)		15,831	14,772
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (d)		11,146,888	11,270,056
Series 2018-A Class A, 4.147% 9/15/38 (d)(f)		19,947,329	20,060,091
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (d)		28,947,779	28,788,236
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.7395% 3/25/58 (d)(f)		5,893,987	6,242,960
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 0.7543% 4/6/42 (d)(f)(h)		1,639,000	1,105,874
Tricon American Homes:
Series 2017-SFR2 Class F, 5.104% 1/17/36 (d)		280,000	290,104
Series 2018-SFR1 Class F, 4.96% 5/17/37 (d)		1,584,000	1,668,647
Series 2019-SFR1 Class F, 3.745% 3/17/38 (d)		924,000	945,946
Series 2020-SFR1 Class F, 4.882% 7/17/38 (d)		269,000	287,434
Upstart Securitization Trust Series 2021-1 Class A, 0.87% 3/20/31 (d)		3,180,388	3,185,384
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (d)		734,000	760,361
Voya Series 2020-1A Class A, 3 month U.S. LIBOR + 1.700% 1.8836% 7/16/31 (d)(f)(h)		26,047,000	26,081,877
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.4583% 7/20/32 (d)(f)(h)		23,497,000	23,499,514
Voya CLO Ltd./Voya CLO LLC:
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.600% 1.7898% 7/19/31 (d)(f)(h)		29,300,000	29,315,500
Series 2020-3A Class A1, 3 month U.S. LIBOR + 1.300% 1.4883% 10/20/31 (d)(f)(h)		39,250,000	39,457,044
TOTAL ASSET-BACKED SECURITIES
(Cost $1,756,335,439)			1,767,689,284

Collateralized Mortgage Obligations - 1.0%
Private Sponsor - 0.4%
BCAP LLC Trust sequential payer Series 2012-RR5 Class 8A5, 0.5159% 7/26/36 (d)(f)		62,494	61,997
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (d)(f)		16,786,117	16,807,755
Cascade Funding Mortgage Trust Series 2021-HB5 Class A, 0.8006% 2/25/31 (d)		19,115,922	19,107,020
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (d)		15,284,289	15,300,759
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (d)(f)		1,327,364	1,327,716
Countrywide Home Loans, Inc. Series 2003-R1 Class 2B4, 3.3614% 2/25/43 (c)(d)(f)		4,049	627
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 0.3994% 5/27/37 (d)(f)(h)		1,880,736	1,844,777
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (c)(d)(f)(h)		152,087	15
Ginnie Mae guaranteed REMIC pass-thru certificates floater Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 0.5493% 2/20/49 (f)(h)		4,581,746	4,627,872
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 1.8101% 3/25/37 (f)		5,054	5,041
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 0.9201% 12/22/69 (d)(f)(h)		6,033,501	6,041,284
Series 2019-2A Class 1A, 2.71% 12/22/69 (d)(f)		42,614,000	43,511,920
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (d)		506,972	506,586
RBSSP Resecuritization Trust sequential payer Series 2010-1 Class 2A1, 2.4851% 7/26/45 (d)(f)		360,841	358,395
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/50 (d)		6,199,128	6,132,599
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.14% 7/20/34 (f)(h)		4,026	3,941
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.756% 1/21/70 (d)(f)(h)		14,224,000	14,241,908
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 0.7316% 9/25/43 (f)(h)		2,042,042	2,000,145

TOTAL PRIVATE SPONSOR			131,880,357

U.S. Government Agency - 0.6%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 0.8916% 2/25/32 (f)(h)		6,898	7,014
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 1.0975% 3/18/32 (f)(h)		12,503	12,778
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.0916% 4/25/32 (f)(h)		14,186	14,524
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 1.0916% 10/25/32 (f)(h)		18,457	18,881
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 0.8416% 1/25/32 (f)(h)		6,705	6,806
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 8.0084% 12/25/33 (f)(p)(q)		233,157	61,354
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 6.5884% 11/25/36 (f)(p)(q)		172,550	35,074
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		1,774	1,835
Series 1993-207 Class H, 6.5% 11/25/23		46,760	49,412
Series 1996-28 Class PK, 6.5% 7/25/25		16,900	17,905
Series 1999-17 Class PG, 6% 4/25/29		87,595	97,028
Series 1999-32 Class PL, 6% 7/25/29		94,647	105,197
Series 1999-33 Class PK, 6% 7/25/29		68,652	76,435
Series 2001-52 Class YZ, 6.5% 10/25/31		9,948	11,513
Series 2003-28 Class KG, 5.5% 4/25/23		22,148	22,884
Series 2005-102 Class CO 11/25/35 (r)		46,024	42,705
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 17.3118% 8/25/35 (f)(q)		11,987	16,040
Series 2005-81 Class PC, 5.5% 9/25/35		128,156	145,052
Series 2006-12 Class BO 10/25/35 (r)		210,262	195,439
Series 2006-15 Class OP 3/25/36 (r)		241,898	221,556
Series 2006-37 Class OW 5/25/36 (r)		22,682	20,363
Series 2006-45 Class OP 6/25/36 (r)		74,745	67,593
Series 2006-62 Class KP 4/25/36 (r)		125,167	114,834
Series 2012-149:
Class DA, 1.75% 1/25/43		2,354,639	2,418,597
Class GA, 1.75% 6/25/42		2,545,907	2,615,937
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		19,287	21,811
Series 1999-25 Class Z, 6% 6/25/29		75,378	84,665
Series 2001-20 Class Z, 6% 5/25/31		94,328	105,529
Series 2001-31 Class ZC, 6.5% 7/25/31		45,639	51,919
Series 2002-16 Class ZD, 6.5% 4/25/32		30,426	35,294
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 7.4584% 11/25/32 (f)(p)(q)		110,434	15,128
Series 2012-67 Class AI, 4.5% 7/25/27 (p)		373,666	21,862
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 6.5484% 12/25/36 (f)(p)(q)		126,045	30,732
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 6.3484% 5/25/37 (f)(p)(q)		64,182	14,223
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 19.5406% 9/25/23 (f)(q)		2,225	2,549
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 8.0084% 3/25/33 (f)(p)(q)		15,692	3,550
Series 2005-72 Class ZC, 5.5% 8/25/35		966,016	1,092,078
Series 2005-79 Class ZC, 5.9% 9/25/35		697,611	790,953
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 40.0702% 6/25/37 (f)(q)		55,060	113,573
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 39.0502% 7/25/37 (f)(q)		83,508	172,252
Class SB, 39.600% - 1 month U.S. LIBOR 39.0502% 7/25/37 (f)(q)		27,446	50,761
Series 2007-75 Class JI, 6.540% - 1 month U.S. LIBOR 6.4534% 8/25/37 (f)(p)(q)		2,468,301	533,772
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 6.2584% 3/25/38 (f)(p)(q)		418,473	85,615
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.9584% 12/25/40 (f)(p)(q)		409,125	77,585
Class ZA, 4.5% 12/25/40		1,518,915	1,666,365
Series 2010-139 Class NI, 4.5% 2/25/40 (p)		207,320	10,951
Series 2010-150 Class ZC, 4.75% 1/25/41		2,284,624	2,545,981
Series 2010-95 Class ZC, 5% 9/25/40		4,840,552	5,380,119
Series 2011-39 Class ZA, 6% 11/25/32		291,612	335,371
Series 2011-4 Class PZ, 5% 2/25/41		826,371	991,827
Series 2011-67 Class AI, 4% 7/25/26 (p)		63,899	3,196
Series 2011-83 Class DI, 6% 9/25/26 (p)		23,281	594
Series 2012-100 Class WI, 3% 9/25/27 (p)		1,441,293	114,979
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.5584% 12/25/30 (f)(p)(q)		326,515	29,693
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.4584% 6/25/41 (f)(p)(q)		342,764	28,569
Series 2013-133 Class IB, 3% 4/25/32 (p)		697,591	33,927
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.9584% 1/25/44 (f)(p)(q)		471,779	86,181
Series 2013-51 Class GI, 3% 10/25/32 (p)		1,588,830	120,070
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 6.6284% 6/25/35 (f)(p)(q)		331,521	62,853
Series 2015-42 Class IL, 6% 6/25/45 (p)		2,434,912	477,225
Series 2015-70 Class JC, 3% 10/25/45		2,121,718	2,251,011
Series 2017-30 Class AI, 5.5% 5/25/47 (p)		1,360,393	270,602
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (p)		62,959	11,610
Series 343 Class 16, 5.5% 5/25/34 (p)		55,248	9,171
Series 348 Class 14, 6.5% 8/25/34 (f)(p)		39,703	8,957
Series 351:
Class 12, 5.5% 4/25/34 (f)(p)		24,757	4,583
Class 13, 6% 3/25/34 (p)		35,099	6,533
Series 359 Class 19, 6% 7/25/35 (f)(p)		21,361	4,361
Series 384 Class 6, 5% 7/25/37 (p)		255,496	45,811
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 0.9009% 1/15/32 (f)(h)		5,945	6,045
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 1.0009% 3/15/32 (f)(h)		7,709	7,867
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 1.1009% 3/15/32 (f)(h)		8,184	8,370
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 1.0009% 6/15/31 (f)(h)		13,789	14,054
Class FG, 1 month U.S. LIBOR + 0.900% 1.0009% 3/15/32 (f)(h)		4,289	4,374
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 0.3509% 5/15/37 (f)(h)		317,304	318,302
planned amortization class:
Series 2095 Class PE, 6% 11/15/28		100,707	112,209
Series 2101 Class PD, 6% 11/15/28		8,458	9,427
Series 2121 Class MG, 6% 2/15/29		39,361	43,791
Series 2131 Class BG, 6% 3/15/29		303,204	338,469
Series 2137 Class PG, 6% 3/15/29		45,325	50,644
Series 2154 Class PT, 6% 5/15/29		75,295	84,135
Series 2162 Class PH, 6% 6/15/29		15,981	17,725
Series 2520 Class BE, 6% 11/15/32		111,009	127,334
Series 2693 Class MD, 5.5% 10/15/33		1,177,791	1,336,923
Series 2802 Class OB, 6% 5/15/34		119,347	134,007
Series 3002 Class NE, 5% 7/15/35		301,355	336,625
Series 3110 Class OP 9/15/35 (r)		119,979	116,111
Series 3119 Class PO 2/15/36 (r)		284,138	259,178
Series 3121 Class KO 3/15/36 (r)		45,808	42,332
Series 3123 Class LO 3/15/36 (r)		163,217	149,284
Series 3145 Class GO 4/15/36 (r)		162,912	149,947
Series 3189 Class PD, 6% 7/15/36		255,832	299,289
Series 3225 Class EO 10/15/36 (r)		84,605	76,887
Series 3258 Class PM, 5.5% 12/15/36		118,106	135,445
Series 3415 Class PC, 5% 12/15/37		112,474	125,614
Series 3786 Class HI, 4% 3/15/38 (p)		76,008	843
Series 3806 Class UP, 4.5% 2/15/41		619,607	686,874
Series 3832 Class PE, 5% 3/15/41		1,242,107	1,388,021
Series 4135 Class AB, 1.75% 6/15/42		1,914,570	1,967,980
sequential payer:
Series 2135 Class JE, 6% 3/15/29		20,279	22,586
Series 2274 Class ZM, 6.5% 1/15/31		28,683	32,494
Series 2281 Class ZB, 6% 3/15/30		56,404	62,423
Series 2303 Class ZV, 6% 4/15/31		26,838	30,107
Series 2357 Class ZB, 6.5% 9/15/31		210,459	243,458
Series 2502 Class ZC, 6% 9/15/32		54,071	61,932
Series 2519 Class ZD, 5.5% 11/15/32		76,173	85,986
Series 2546 Class MJ, 5.5% 3/15/23		14,490	14,996
Series 2601 Class TB, 5.5% 4/15/23		6,483	6,700
Series 2998 Class LY, 5.5% 7/15/25		38,565	41,110
Series 3871 Class KB, 5.5% 6/15/41		1,797,274	2,095,965
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 6.4991% 2/15/36 (f)(p)(q)		77,575	15,448
Series 2013-4281 Class AI, 4% 12/15/28 (p)		562,810	24,703
Series 2017-4683 Class LM, 3% 5/15/47		3,185,705	3,374,301
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 46.1443% 8/15/24 (f)(q)		121	137
Class SD, 86.400% - 1 month U.S. LIBOR 85.1385% 8/15/24 (f)(q)		178	220
Series 2933 Class ZM, 5.75% 2/15/35		1,371,219	1,562,190
Series 2935 Class ZK, 5.5% 2/15/35		1,208,688	1,377,973
Series 2947 Class XZ, 6% 3/15/35		453,257	523,940
Series 2996 Class ZD, 5.5% 6/15/35		1,005,251	1,163,414
Series 3237 Class C, 5.5% 11/15/36		1,318,479	1,503,023
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 6.5591% 11/15/36 (f)(p)(q)		346,667	81,232
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 6.6491% 3/15/37 (f)(p)(q)		538,052	133,215
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 6.6591% 4/15/37 (f)(p)(q)		757,215	174,275
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 6.4791% 6/15/37 (f)(p)(q)		261,457	53,823
Series 3949 Class MK, 4.5% 10/15/34		215,934	237,679
Series 3955 Class YI, 3% 11/15/21 (p)		32,420	140
Series 4055 Class BI, 3.5% 5/15/31 (p)		676,362	35,403
Series 4149 Class IO, 3% 1/15/33 (p)		803,639	87,753
Series 4314 Class AI, 5% 3/15/34 (p)		213,931	13,279
Series 4427 Class LI, 3.5% 2/15/34 (p)		1,557,126	129,636
Series 4471 Class PA 4% 12/15/40		1,259,468	1,349,834
target amortization class Series 2156 Class TC, 6.25% 5/15/29		48,045	51,782
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 1.0146% 2/15/24 (f)(h)		12,623	12,690
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		36,344	40,323
Series 2056 Class Z, 6% 5/15/28		85,528	95,160
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40		2,621,441	2,856,752
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57		6,474,075	7,010,109
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.5891% 6/16/37 (f)(p)(q)		148,276	32,657
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 0.661% 3/20/60 (f)(h)(s)		2,007,850	2,019,082
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.441% 7/20/60 (f)(h)(s)		272,674	273,058
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.4104% 9/20/60 (f)(h)(s)		329,130	329,329
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.4104% 8/20/60 (f)(h)(s)		325,834	326,025
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 0.4904% 12/20/60 (f)(h)(s)		682,655	684,439
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.6104% 12/20/60 (f)(h)(s)		785,647	789,366
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.6104% 2/20/61 (f)(h)(s)		1,137,680	1,141,745
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.6004% 2/20/61 (f)(h)(s)		1,637,957	1,643,822
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.6104% 4/20/61 (f)(h)(s)		738,199	741,768
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.6104% 5/20/61 (f)(h)(s)		1,072,128	1,077,335
Class FC, 1 month U.S. LIBOR + 0.500% 0.6104% 5/20/61 (f)(h)(s)		846,344	850,502
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.6404% 6/20/61 (f)(h)(s)		996,360	1,001,606
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.7104% 10/20/61 (f)(h)(s)		1,939,825	1,953,288
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.8104% 11/20/61 (f)(h)(s)		1,057,079	1,066,715
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.8104% 1/20/62 (f)(h)(s)		704,796	710,723
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.7404% 1/20/62 (f)(h)(s)		1,013,553	1,021,002
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.7404% 3/20/62 (f)(h)(s)		657,736	662,005
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.7604% 5/20/61 (f)(h)(s)		17,875	18,055
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 0.6304% 10/20/62 (f)(h)(s)		515,636	518,141
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 0.6404% 7/20/60 (f)(h)(s)		12,437	12,450
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 0.4704% 3/20/63 (f)(h)(s)		898,987	900,700
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 0.7104% 1/20/64 (f)(h)(s)		859,573	864,757
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 0.7104% 12/20/63 (f)(h)(s)		3,598,395	3,620,645
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 0.6104% 6/20/64 (f)(h)(s)		4,116,877	4,136,607
Series 2014-H20 Class BF, 1 month U.S. LIBOR + 0.500% 0.6104% 9/20/64 (f)(h)(s)		13,548,767	13,614,905
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.5104% 12/20/62 (f)(h)(s)		47,472	47,645
Series 2019-11 Class F, 1 month U.S. LIBOR + 0.400% 0.4993% 1/20/49 (f)(h)		6,266,876	6,315,605
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 0.5993% 10/20/49 (f)(h)		2,175,429	2,189,345
Series 2019-153 Class FB, 1 month U.S. LIBOR + 0.450% 0.5493% 12/20/49 (f)(h)		7,311,749	7,360,019
Series 2019-65 Class BF, 1 month U.S. LIBOR + 0.400% 0.4993% 5/20/49 (f)(h)		5,472,522	5,518,725
Series 2019-98 Class FN, 1 month U.S. LIBOR + 0.500% 0.5993% 8/20/49 (f)(h)		3,144,853	3,173,780
Series 2020-32 Class GF, 1 month U.S. LIBOR + 0.400% 0.4993% 3/20/50 (f)(h)		6,924,600	6,954,963
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.8015% 12/20/40 (f)(q)		2,259,735	2,649,987
Series 2011-136 Class WI, 4.5% 5/20/40 (p)		88,223	7,220
Series 2016-69 Class WA, 3% 2/20/46		1,837,833	1,953,149
Series 2017-134 Class BA, 2.5% 11/20/46		2,909,552	3,033,306
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34		439,244	489,604
Series 2010-160 Class DY, 4% 12/20/40		4,418,321	4,795,296
Series 2010-170 Class B, 4% 12/20/40		994,020	1,078,994
Series 2017-139 Class BA, 3% 9/20/47		9,307,539	9,939,596
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 6.3991% 5/16/34 (f)(p)(q)		87,375	16,637
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 7.0991% 8/17/34 (f)(p)(q)		87,044	19,640
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 39.5947% 6/16/37 (f)(q)		7,813	14,117
Series 2010-116 Class QB, 4% 9/16/40		10,038,651	10,874,562
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 0.441% 5/20/60 (f)(h)(s)		781,894	782,971
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 6.0008% 7/20/41 (f)(p)(q)		389,938	74,928
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.5991% 6/16/42 (f)(p)(q)		320,922	67,323
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 8.5343% 4/20/39 (f)(q)		68,359	71,133
Class ST, 8.800% - 1 month U.S. LIBOR 8.6677% 8/20/39 (f)(q)		32,713	33,296
Series 2013-149 Class MA, 2.5% 5/20/40		4,747,422	4,903,030
Series 2014-2 Class BA, 3% 1/20/44		5,238,427	5,560,493
Series 2014-21 Class HA, 3% 2/20/44		2,021,336	2,144,952
Series 2014-25 Class HC, 3% 2/20/44		3,341,439	3,521,614
Series 2014-5 Class A, 3% 1/20/44		2,939,946	3,100,984
Series 2015-H13 Class HA, 2.5% 8/20/64 (s)		113,274	115,410
Series 2017-186 Class HK, 3% 11/16/45		4,799,443	5,074,374
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.42% 8/20/66 (f)(h)(s)		8,354,247	8,275,462

TOTAL U.S. GOVERNMENT AGENCY			197,324,331

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $323,412,150)			329,204,688

Commercial Mortgage Securities - 3.8%
ALEN Mortgage Trust floater Series 2021-ACEN Class F, 1 month U.S. LIBOR + 5.000% 5.101% 4/15/34 (d)(f)(h)		1,031,000	1,031,000
Ashford Hospitality Trust floater Series 2018-ASHF Class E, 1 month U.S. LIBOR + 3.100% 3.201% 4/15/35 (d)(f)(h)		710,000	674,804
Atrium Hotel Portfolio Trust floater Series 2018-ATRM Class D, 1 month U.S. LIBOR + 2.300% 2.401% 6/15/35 (d)(f)(h)		304,000	297,531
BAMLL Commercial Mortgage Securities Trust:
floater:
Series 2019-AHT Class E, 1 month U.S. LIBOR + 3.200% 3.301% 3/15/34 (d)(f)(h)		987,000	959,805
Series 2019-RLJ Class D, 1 month U.S. LIBOR + 1.950% 2.051% 4/15/36 (d)(f)(h)		1,880,000	1,819,897
floater sequential payer Series 2020-JGDN Class A, 1 month U.S. LIBOR + 2.750% 2.851% 11/15/30 (d)(f)(h)		23,291,000	23,626,786
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (d)		11,600,000	11,896,911
Class ANM, 3.112% 11/5/32 (d)		14,236,000	14,794,806
Series 2015-200P Class F, 3.5958% 4/14/33 (d)(f)		831,000	850,637
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (d)		3,196,000	3,096,168
Class CNM, 3.7186% 11/5/32 (d)(f)		1,322,000	1,261,476
BANK:
sequential payer Series 2019-BN21 Class A5, 2.851% 10/17/52		2,606,000	2,769,697
Series 2017-BNK4 Class D, 3.357% 5/15/50 (d)		1,426,000	1,355,238
Series 2017-BNK6 Class D, 3.1% 7/15/60 (d)		830,000	758,458
Series 2017-BNK8:
Class D, 2.6% 11/15/50 (d)		1,738,000	1,600,156
Class E, 2.8% 11/15/50 (d)		1,092,000	775,297
Series 2018-BN12 Class D, 3% 5/15/61 (d)		866,000	757,397
Series 2018-BN15:
Class D, 3% 11/15/61 (d)		735,000	651,275
Class E, 3% 11/15/61 (d)		735,000	597,785
Series 2019-BN18:
Class D, 3% 5/15/62 (d)		1,150,000	1,069,423
Class E, 3% 5/15/62 (d)		588,000	531,166
Series 2019-BN19 Class D, 3% 8/15/61 (d)		1,680,000	1,574,730
Series 2019-BN21 Class E, 2.5% 10/17/52 (d)		950,000	830,576
Series 2020-BN27 Class D, 2.5% 4/15/63 (d)		430,000	383,753
Series 2020-BN28 Class E, 2.5% 3/15/63 (d)		441,000	359,341
Series 2020-BN29 Class E, 2.5% 11/15/53 (d)		525,000	451,089
Series 2020-BN30:
Class E, 2.5% 12/15/53 (d)		357,000	306,741
Class MCDG, 2.9182% 12/15/53 (f)		1,449,000	1,232,175
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3:
Class C, 4.352% 2/15/50 (f)		610,000	630,943
Class D, 3.25% 2/15/50 (d)		1,222,000	1,158,583
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class XA, 1.8717% 7/15/49 (f)(p)		25,291,044	1,627,514
Barclays Commercial Mortgage Securities LLC Series 2019-C5 Class D, 2.5% 11/15/52 (d)		333,000	295,165
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 0% 10/25/36 (c)(d)(f)(p)		1,278,624	0
BBCMS Mortgage Trust:
sequential payer Series 2020-C8 Class E, 2.25% 10/15/53 (d)		1,476,000	1,169,488
Series 2016-ETC:
Class D, 3.6089% 8/14/36 (d)(f)		868,000	822,830
Class E, 3.6089% 8/14/36 (d)(f)		637,000	463,227
Series 2020-C6 Class E, 2.4% 2/15/53 (d)		628,000	482,824
Series 2020-C7 Class D, 3.6048% 4/15/53 (d)(f)		393,000	384,025
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51		2,953,000	3,379,164
Series 2019-B14:
Class 225D, 3.2943% 12/15/62 (d)(f)		719,000	690,767
Class 225E, 3.2943% 12/15/62 (d)(f)		485,000	437,604
Series 2020-B20 Class E, 2% 10/15/53 (d)		1,029,000	826,935
Series 2018-B7:
Class D, 3% 5/15/53 (d)(f)		614,000	543,001
Class E, 3% 5/15/53 (d)(f)		614,000	488,332
Series 2019-B12 Class D, 3% 8/15/52 (d)		682,000	647,885
Series 2020-B18:
Class AGNG, 4.3885% 7/15/53 (d)(f)		1,995,000	1,939,332
Class D, 2.25% 7/15/53 (d)		1,365,000	1,202,807
Series 2020-B21:
Class D, 2% 12/17/53 (d)		798,000	688,587
Class E, 2% 12/17/53 (d)		737,000	565,388
Series 2020-B22 Class E, 2% 1/15/54 (d)		894,000	692,690
Series 2020-IG2:
Class C, 3.2931% 9/15/48 (d)(f)		546,000	543,348
Class D, 3.2931% 9/15/48 (d)(f)		693,000	628,475
Series 2020-IG3 Class 825E, 3.0763% 9/15/48 (d)(f)		1,400,000	1,142,553
Series 2021-B25:
Class 300D, 2.9942% 4/15/54 (d)(f)		1,520,000	1,368,185
Class 300E, 2.9942% 4/15/54 (d)		504,000	436,901
BFLD Trust:
floater Series 2020-EYP Class G, 1 month U.S. LIBOR + 4.850% 4.951% 10/15/35 (d)(f)(h)		993,000	989,863
floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.151% 11/15/28 (d)(f)(h)		13,834,000	14,023,537
BHP Trust floater Series 2019-BXHP Class F, 1 month U.S. LIBOR + 2.930% 3.039% 8/15/36 (d)(f)(h)		570,500	570,042
Braemar Hotels & Resorts Trust floater Series 2018-PRME Class E, 1 month U.S. LIBOR + 2.400% 2.501% 6/15/35 (d)(f)(h)		294,000	281,543
BX Commercial Mortgage Trust:
floater:
Series 2018-BIOA:
Class E, 1 month U.S. LIBOR + 1.950% 2.0521% 3/15/37 (d)(f)(h)		695,000	695,819
Class F, 1 month U.S. LIBOR + 2.470% 2.5721% 3/15/37 (d)(f)(h)		1,274,000	1,276,665
Series 2019-CALM Class E, 1 month U.S. LIBOR + 2.000% 2.101% 11/15/32 (d)(f)(h)		340,000	339,893
Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.101% 12/15/36 (d)(f)(h)		13,192,360	13,192,357
Class C, 1 month U.S. LIBOR + 1.120% 1.221% 12/15/36 (d)(f)(h)		10,523,901	10,523,897
Class D, 1 month U.S. LIBOR + 1.250% 1.351% 12/15/36 (d)(f)(h)		17,832,519	17,832,513
Class G, 1 month U.S. LIBOR + 2.500% 2.601% 12/15/36 (d)(f)(h)		3,210,383	3,208,448
Series 2020-FOX Class G, 1 month U.S. LIBOR + 4.750% 4.851% 11/15/32 (d)(f)(h)		928,379	934,801
Series 2021-FOX Class F, 1 month U.S. LIBOR + 4.250% 4.351% 11/15/32 (d)(f)(h)		577,658	581,249
Series 2021-MC Class G, 1 month U.S. LIBOR + 3.080% 3.1968% 4/15/34 (d)(f)(h)		709,000	683,408
Series 2021-VINO Class G, 1 month U.S. LIBOR + 3.950% 4.0623% 5/15/38 (d)(f)(h)		2,061,000	2,061,001
floater sequential payer:
Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 0.977% 11/15/32 (d)(f)(h)		5,594,000	5,599,256
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.901% 12/15/36 (d)(f)(h)		36,442,154	36,487,772
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.101% 11/15/32 (d)(f)(h)		19,800,499	19,838,241
Series 2020-VIVA:
Class D, 3.5488% 3/11/44 (d)(f)		5,234,000	5,356,420
Class E, 3.5488% 3/11/44 (d)(f)		2,722,000	2,716,207
BX Trust:
floater:
Series 2017-APPL Class F, 1 month U.S. LIBOR + 4.250% 4.351% 7/15/34 (d)(f)(h)		1,145,800	1,150,619
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 2.726% 9/15/37 (d)(f)(h)		6,299,990	5,086,232
Series 2018-IND:
Class F, 1 month U.S. LIBOR + 1.800% 1.901% 11/15/35 (d)(f)(h)		6,762,700	6,764,730
Class G, 1 month U.S. LIBOR + 2.050% 2.151% 11/15/35 (d)(f)(h)		1,467,200	1,467,682
Class H, 1 month U.S. LIBOR + 3.000% 3.101% 11/15/35 (d)(f)(h)		548,100	549,149
Series 2019-ATL Class E, 1 month U.S. LIBOR + 2.230% 2.3376% 10/15/36 (d)(f)(h)		972,000	953,724
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.401% 4/15/34 (d)(f)(h)		11,328,000	11,292,803
Class C, 1 month U.S. LIBOR + 1.600% 1.701% 4/15/34 (d)(f)(h)		7,490,000	7,447,946
Class D, 1 month U.S. LIBOR + 1.900% 2.001% 4/15/34 (d)(f)(h)		7,862,000	7,787,856
Class G, 1 month U.S. LIBOR + 3.600% 3.701% 4/15/34 (d)(f)(h)		1,533,000	1,491,040
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.181% 10/15/36 (d)(f)(h)		10,756,425	10,771,589
Class C, 1 month U.S. LIBOR + 1.250% 1.351% 10/15/36 (d)(f)(h)		13,521,881	13,530,362
Class D, 1 month U.S. LIBOR + 1.450% 1.551% 10/15/36 (d)(f)(h)		19,153,031	19,164,554
Class E, 1 month U.S. LIBOR + 1.800% 1.901% 10/15/36 (d)(f)(h)		26,911,672	26,928,561
Class F, 1 month U.S. LIBOR + 2.000% 2.101% 10/15/36 (d)(f)(h)		581,758	582,140
Class J, 1 month U.S. LIBOR + 2.650% 2.751% 10/15/36 (d)(f)(h)		7,962,864	7,970,639
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.701% 12/15/36 (d)(f)(h)		13,346,215	13,346,208
Series 2021-LBA:
Class FJV, 1 month U.S. LIBOR + 2.400% 2.501% 2/15/36 (d)(f)(h)		589,000	588,995
Class FV, 1 month U.S. LIBOR + 2.400% 2.501% 2/15/36 (d)(f)(h)		342,000	341,997
Series 2021-MFM1:
Class F, 1 month U.S. LIBOR + 3.000% 3.1009% 1/15/34 (d)(f)(h)		408,000	410,044
Class G, 1 month U.S. LIBOR + 3.900% 4.0009% 1/15/34 (d)(f)(h)		204,000	203,878
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.101% 4/15/34 (d)(f)(h)		14,805,000	14,776,754
Series 2019-OC11:
Class C, 3.856% 12/9/41 (d)		1,092,000	1,177,504
Class D, 4.0755% 12/9/41 (d)(f)		168,000	178,455
Class E, 4.0755% 12/9/41 (d)(f)		4,148,000	4,327,861
CALI Mortgage Trust Series 2019-101C Class F, 4.3244% 3/10/39 (d)(f)		1,743,000	1,658,474
CAMB Commercial Mortgage Trust floater Series 2019-LIFE:
Class F, 1 month U.S. LIBOR + 2.550% 2.651% 12/15/37 (d)(f)(h)		151,000	151,089
Class G, 1 month U.S. LIBOR + 3.250% 3.351% 12/15/37 (d)(f)(h)		5,057,000	5,059,962
CD Mortgage Trust Series 2017-CD3:
Class C, 4.558% 2/10/50 (f)		1,482,000	1,551,542
Class D, 3.25% 2/10/50 (d)		1,340,000	1,120,022
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (d)		38,660,000	39,031,032
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.7481% 12/15/47 (d)(f)		478,000	485,758
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.0509% 11/15/36 (d)(f)(h)		10,499,000	10,502,173
Class B, 1 month U.S. LIBOR + 1.250% 1.3509% 11/15/36 (d)(f)(h)		2,800,000	2,799,999
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.221% 6/15/34 (d)(f)(h)		28,497,918	28,506,530
Class B, 1 month U.S. LIBOR + 1.500% 1.601% 6/15/34 (d)(f)(h)		5,609,717	5,581,544
Class C, 1 month U.S. LIBOR + 1.750% 1.851% 6/15/34 (d)(f)(h)		6,338,393	6,274,751
Class E, 1 month U.S. LIBOR + 2.350% 2.451% 6/15/34 (d)(f)(h)		2,943,536	2,825,311
Class F, 1 month U.S. LIBOR + 2.600% 2.7092% 6/15/34 (d)(f)(h)		3,799,457	3,441,581
Citigroup Commercial Mortgage Trust:
Series 19-SMRT Class E, 4.7449% 1/10/36 (d)(f)		791,000	825,528
Series 2013-375P Class E, 3.5176% 5/10/35 (d)(f)		1,306,000	1,303,120
Series 2013-GC15 Class D, 5.18% 9/10/46 (d)(f)		2,196,000	2,226,755
Series 2015-GC29 Class XA, 1.035% 4/10/48 (f)(p)		33,919,652	1,176,690
Series 2015-GC33 Class XA, 0.8821% 9/10/58 (f)(p)		54,583,696	1,765,302
Series 2016-C3 Class D, 3% 11/15/49 (d)		1,507,000	1,205,452
Series 2016-P6 Class XA, 0.7642% 12/10/49 (f)(p)		51,087,532	1,228,783
Series 2019-GC41:
Class D, 3% 8/10/56 (d)		378,000	357,404
Class E, 3% 8/10/56 (d)		834,000	712,315
Series 2019-GC43 Class E, 3% 11/10/52 (d)		1,196,000	1,068,673
Series 2020-420K Class E, 3.3118% 11/10/42 (d)(f)		1,029,000	973,060
Series 2020-GC46:
Class D, 2.6% 2/15/53 (d)		1,208,000	1,029,458
Class E, 2.6% 2/15/53 (d)		136,000	109,716
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.050% 3.151% 9/15/33 (d)(f)(h)		468,000	421,193
Class G, 1 month U.S. LIBOR + 5.050% 5.1573% 9/15/33 (d)(f)(h)		544,000	442,840
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (d)		5,924,751	6,170,410
Series 2013-LC6 Class E, 3.5% 1/10/46 (c)(d)		959,000	660,825
Series 2014-CR18 Class A5, 3.828% 7/15/47		5,007,100	5,441,835
Series 2012-CR1:
Class C, 5.3541% 5/15/45 (f)		769,000	732,540
Class D, 5.3541% 5/15/45 (d)(f)		2,108,000	1,727,228
Class G, 2.462% 5/15/45 (c)(d)		774,000	203,188
Series 2012-LC4 Class C, 5.5341% 12/10/44 (f)		166,000	159,618
Series 2013-CR10:
Class C, 4.9232% 8/10/46 (d)(f)		314,000	333,973
Class D, 4.9232% 8/10/46 (d)(f)		1,490,000	1,519,147
Series 2013-CR9 Class C, 4.2704% 7/10/45 (d)(f)		334,462	301,344
Series 2013-LC6 Class D, 4.3095% 1/10/46 (d)(f)		1,664,000	1,645,128
Series 2014-CR15 Class D, 4.7183% 2/10/47 (d)(f)		298,000	311,861
Series 2014-CR17 Class E, 4.8482% 5/10/47 (c)(d)(f)		255,000	184,641
Series 2014-CR20 Class XA, 1.0046% 11/10/47 (f)(p)		64,507,658	1,863,001
Series 2014-LC17:
Class C, 4.5592% 10/10/47 (f)		340,000	357,494
Class XA, 0.7204% 10/10/47 (f)(p)		44,839,689	877,495
Series 2014-UBS2 Class D, 5.004% 3/10/47 (d)(f)		994,000	999,274
Series 2014-UBS6 Class XA, 0.885% 12/10/47 (f)(p)		83,184,832	2,038,577
Series 2015-3BP Class F, 3.2384% 2/10/35 (d)(f)		1,538,000	1,484,624
Series 2017-CD4 Class D, 3.3% 5/10/50 (d)		1,079,000	1,022,330
Series 2019-CD4 Class C, 4.3497% 5/10/50 (f)		1,794,000	1,949,173
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (d)		368,000	348,080
Commercial Mortgage Trust Series 2016-CD2:
Class C, 4.0224% 11/10/49 (f)		619,000	642,813
Class D, 2.7724% 11/10/49 (f)		546,000	441,628
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class D, 4.8307% 8/15/45 (d)(f)		105,000	99,186
Class E, 4.8307% 8/15/45 (d)(f)		1,835,100	1,474,591
Class F, 4.25% 8/15/45 (d)		2,033,000	1,325,746
Series 2014-CR2 Class G, 4.25% 8/15/45 (c)(d)		522,000	206,849
Core Industrial Trust floater Series 2019-CORE:
Class A, 1 month U.S. LIBOR + 0.880% 0.981% 12/15/31 (d)(f)(h)		3,580,319	3,581,395
Class E, 1 month U.S. LIBOR + 1.900% 2.001% 12/15/31 (d)(f)(h)		1,175,200	1,164,804
CPT Mortgage Trust sequential payer Series 2019-CPT Class F, 2.9968% 11/13/39 (d)(f)		1,196,000	1,125,953
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class H, 6% 5/17/40 (d)		75,629	37,807
Credit Suisse Mortgage Trust:
floater:
Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 1.331% 5/15/36 (d)(f)(h)		12,828,000	12,839,580
Class C, 1 month U.S. LIBOR + 1.430% 1.531% 5/15/36 (d)(f)(h)		3,089,000	3,092,719
Class F, 1 month U.S. LIBOR + 2.650% 2.751% 5/15/36 (d)(f)(h)		693,000	694,521
Series 2019-SKLZ Class D, 1 month U.S. LIBOR + 3.600% 3.701% 1/15/34 (d)(f)(h)		647,000	637,551
Series 2020-FACT Class F, 1 month U.S. LIBOR + 6.150% 6.258% 10/15/37 (d)(f)(h)		1,029,000	1,047,116
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (d)		7,604,000	7,856,637
Series 2018-SITE:
Class A, 4.284% 4/15/36 (d)		11,930,000	12,420,952
Class B, 4.5349% 4/15/36 (d)		3,730,000	3,757,734
Class C, 4.782% 4/15/36 (d)(f)		2,462,000	2,430,961
Class D, 4.782% 4/15/36 (d)(f)		4,923,000	4,462,606
Series 2019-UVIL Class E, 3.2833% 12/15/41 (d)(f)		952,000	818,035
CRSNT Trust floater Series 2021-MOON:
Class F, 1 month U.S. LIBOR + 3.500% 3.61% 4/15/36 (d)(f)(h)		399,000	398,999
Class G, 1 month U.S. LIBOR + 4.500% 4.61% 4/15/36 (d)(f)(h)		231,000	230,999
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4598% 6/15/50 (d)(f)		1,278,000	1,083,428
Series 2017-CX10 Class UESD, 4.2366% 10/15/32 (d)(f)		1,055,000	1,027,824
Series 2017-CX9 Class D, 4.1468% 9/15/50 (d)(f)		518,000	418,880
Series 2018-CX11 Class C, 4.7894% 4/15/51 (f)		495,000	528,881
Series 2019-C15 Class C, 4.9799% 3/15/52 (f)		1,428,000	1,593,207
CSMC Trust:
floater Series 2017-CHOP Class F, 1 month U.S. LIBOR + 4.350% 4.451% 7/15/32 (d)(f)(h)		1,319,000	1,152,741
Series 2017-MOON Class E, 3.1965% 7/10/34 (d)(f)		1,424,000	1,397,960
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 4.9345% 1/10/34(d)(f)		458,000	475,087
Class E, 4.9345% 1/10/34 (d)(f)		1,487,000	1,509,297
DBGS Mortgage Trust:
floater Series 2018-BIOD Class G, 1 month U.S. LIBOR + 2.500% 2.6009% 5/15/35 (d)(f)(h)		1,169,455	1,166,856
Series 2018-C1:
Class C, 4.6349% 10/15/51 (f)		355,000	382,830
Class D, 2.8849% 10/15/51 (d)(f)		1,512,000	1,403,606
Series 2019-1735 Class F, 4.1946% 4/10/37 (d)(f)		1,188,000	989,952
DBJPM Mortgage Trust Series 2020-C9 Class D, 2.25% 9/15/53 (d)		377,000	333,554
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class F, 5.8943% 11/10/46 (d)(f)		1,883,531	1,877,578
Class G, 4.652% 11/10/46 (d)		2,273,000	2,209,085
Class XB, 1.0335% 11/10/46 (d)(f)(p)		4,097,702	406
Series 2011-LC3A Class D, 5.4266% 8/10/44 (d)(f)		969,000	944,587
DC Office Trust Series 2019-MTC Class E, 3.072% 9/15/45 (d)(f)		449,000	427,667
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.4895% 8/10/49 (f)		382,000	383,245
Freddie Mac:
floater:
Series 2021-F108 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.26% 2/25/31 (f)(h)		20,300,000	20,318,286
Series 2021-F109 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.25% 3/25/31 (f)(h)		17,400,000	17,412,253
Series 2021-F110 Class A/S, 1 month U.S. LIBOR + 0.240% 0.25% 3/25/31 (f)(h)		16,200,000	16,211,283
Series 2021-F111 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.25% 3/25/31 (f)(h)		17,100,000	17,112,047
Series 2021-F112 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.24% 4/25/31 (f)(h)		16,500,000	16,510,286
sequential payer:
Series 2021-K126 Class A2, 2.074% 1/25/31		28,600,000	29,676,693
Series 2021-K127 Class A2, 2.108% 1/25/31		16,000,000	16,634,523
Series 2021-K128 Class A2, 2.02% 3/25/31		6,900,000	7,119,363
Series KAIV Class X2, 3.5885% 6/25/41 (f)(p)		574,000	168
GB Trust floater Series 2020-FLIX:
Class A, 1 month U.S. LIBOR + 1.120% 1.221% 8/15/37 (d)(f)(h)		20,500,000	20,576,367
Class B, 1 month U.S. LIBOR + 1.350% 1.451% 8/15/37 (d)(f)(h)		4,300,000	4,304,031
Class C, 1 month U.S. LIBOR + 1.600% 1.701% 8/15/37 (d)(f)(h)		2,300,000	2,302,879
GPMT, Ltd. / GPMT LLC floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 3.0465% 11/21/35 (d)(f)(h)		424,000	421,913
GS Mortgage Securities Corp. II Series 2010-C1:
Class B, 5.148% 8/10/43 (d)		651,000	654,946
Class X, 0.8685% 8/10/43 (d)(f)(p)		792,632	2,937
GS Mortgage Securities Corp. Trust floater:
Series 2019-70P Class F, 1 month U.S. LIBOR + 2.650% 2.751% 10/15/36 (d)(f)(h)		1,080,000	1,004,539
Series 2019-SOHO Class E, 1 month U.S. LIBOR + 1.870% 1.9756% 6/15/36 (d)(f)(h)		1,488,000	1,417,607
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 1.551% 9/15/31 (d)(f)(h)		38,854,000	38,168,040
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 1.2% 10/15/31 (d)(f)(h)		10,027,000	10,043,523
Series 2011-GC3 Class D, 5.3796% 3/10/44 (d)(f)		177,905	177,774
Series 2011-GC5:
Class C, 5.2975% 8/10/44 (d)(f)		908,923	754,545
Class D, 5.2975% 8/10/44 (d)(f)		623,936	380,429
Class E, 5.2975% 8/10/44 (c)(d)(f)		773,957	431,747
Class F, 4.5% 8/10/44 (c)(d)		1,339,218	120,530
Series 2012-GC6:
Class D, 5.6581% 1/10/45 (d)(f)		1,837,000	1,739,094
Class E, 5% 1/10/45 (d)(f)		1,117,000	881,811
Series 2012-GC6I Class F, 5% 1/10/45 (c)(f)		447,457	193,905
Series 2012-GCJ7:
Class C, 5.6058% 5/10/45 (f)		1,043,000	1,076,661
Class D, 5.6058% 5/10/45 (d)(f)		821,000	764,156
Class F, 5% 5/10/45 (c)(d)		1,100,469	220,094
Series 2012-GCJ9:
Class D, 4.7379% 11/10/45 (d)(f)		1,910,000	1,875,915
Class E, 4.7379% 11/10/45 (d)(f)		896,000	755,847
Series 2013-GC10 Class D, 4.4017% 2/10/46 (d)(f)		586,000	546,902
Series 2013-GC12 Class D, 4.4516% 6/10/46 (d)(f)		254,518	234,657
Series 2013-GC13 Class D, 4.084% 7/10/46 (c)(d)(f)		1,907,000	978,993
Series 2013-GC16:
Class C, 5.3106% 11/10/46 (f)		421,844	433,592
Class D, 5.3106% 11/10/46 (d)(f)		1,161,000	1,165,700
Class F, 3.5% 11/10/46 (d)		970,000	678,035
Series 2014-GC20 Class XA, 0.9952% 4/10/47 (f)(p)		69,332,649	1,632,444
Series 2015-GC34 Class XA, 1.2208% 10/10/48 (f)(p)		16,787,978	734,024
Series 2016-GS2:
Class B, 3.759% 5/10/49		842,000	904,033
Class C, 4.7085% 5/10/49 (f)		771,000	850,253
Class D, 2.753% 5/10/49 (d)		703,000	660,698
Series 2016-GS4 Class C, 3.8099% 11/10/49 (f)		464,000	447,534
Series 2017-GS6 Class D, 3.243% 5/10/50 (d)		1,720,000	1,674,473
Series 2018-GS9 Class D, 3% 3/10/51 (d)		835,000	742,951
Series 2019-GC38 Class D, 3% 2/10/52 (d)		446,000	420,459
Series 2019-GC39 Class D, 3% 5/10/52 (d)		1,176,000	1,092,841
Series 2019-GC40:
Class D, 3% 7/10/52 (d)		924,000	854,488
Class DBF, 3.5497% 7/10/52 (d)(f)		1,107,500	1,022,398
Series 2019-GC42:
Class D, 2.8% 9/1/52 (d)		408,000	370,089
Class E, 2.8% 9/1/52 (d)		1,092,000	983,426
Series 2019-GS5 Class C, 4.299% 3/10/50 (f)		1,155,000	1,215,956
Series 2019-GSA1 Class E, 2.8% 11/10/52 (d)		693,000	613,704
Series 2020-GC45:
Class D, 2.85% 2/13/53 (d)		952,000	861,373
Class SWD, 3.2185% 12/13/39 (d)(f)		735,000	689,889
Series 2020-GC47 Class D, 3.4553% 5/12/53 (d)(f)		336,000	330,916
Series 2021-RENT Class G, 1 month U.S. LIBOR + 5.700% 5.797% 11/21/35 (d)(f)(h)		3,108,000	3,109,445
Hilton U.S.A. Trust:
Series 2016-HHV:
Class E, 4.1935% 11/5/38 (d)(f)		1,482,000	1,530,245
Class F, 4.1935% 11/5/38 (d)(f)		2,022,000	2,019,175
Series 2016-SFP:
Class D, 4.9269% 11/5/35 (d)		714,000	716,706
Class F, 6.1552% 11/5/35 (d)		1,531,000	1,542,466
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (d)		652,865	662,002
Class F, 4.101% 9/17/39 (d)		106,217	109,047
Hudson Yards Mortgage Trust:
Series 2019-30HY Class E, 3.4431% 7/10/39 (d)(f)		861,000	883,683
Series 2019-55HY Class F, 2.9428% 12/10/41 (d)(f)		693,000	658,779
IMT Trust Series 2017-APTS:
Class EFL, 1 month U.S. LIBOR + 2.150% 2.2509% 6/15/34 (d)(f)(h)		428,100	426,168
Class FFL, 1 month U.S. LIBOR + 2.850% 2.9509% 6/15/34 (d)(f)(h)		160,538	159,782
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (d)		1,064,000	1,050,087
JP Morgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2018-LAQ:
Class C, 1 month U.S. LIBOR + 1.600% 1.701% 6/15/32 (d)(f)(h)		655,200	655,586
Class E, 1 month U.S. LIBOR + 3.000% 3.101% 6/15/35 (d)(f)(h)		53,600	53,753
Series 2019-MFP:
Class E, 1 month U.S. LIBOR + 2.160% 2.261% 7/15/36 (d)(f)(h)		1,029,000	1,017,599
Class F, 1 month U.S. LIBOR + 3.000% 3.101% 7/15/36 (d)(f)(h)		336,000	331,396
Series 2020-NNN Class FFL, 1 month U.S. LIBOR + 2.500% 2.6009% 1/16/37 (d)(f)(h)		362,950	361,228
Series 2020-NNN:
Class EFX, 3.972% 1/16/37 (d)		723,000	731,020
Class FFX, 4.6254% 1/16/37 (d)		1,145,000	1,135,172
Class GFX, 4.6882% 1/16/37 (d)(f)		441,000	425,090
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19 Class XA, 0.7365% 4/15/47 (f)(p)		7,719,115	126,032
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (d)		194,000	155,329
Series 2014-C26 Class D, 3.8791% 1/15/48 (d)(f)		758,000	749,993
Series 2015-C30 Class XA, 0.5037% 7/15/48 (f)(p)		44,741,007	813,338
Series 2015-C32 Class C, 4.6507% 11/15/48 (f)		1,942,000	1,651,631
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.4189% 12/15/49 (d)(f)		1,251,000	1,075,703
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4:
Class C, 3.0727% 12/15/49 (f)		603,000	613,054
Class D, 3.0727% 12/15/49 (d)(f)		1,242,000	1,075,920
Series 2017-C7:
Class C, 4.1634% 10/15/50 (f)		347,000	374,503
Class D, 3% 10/15/50 (d)		602,000	545,933
Series 2018-C8 Class D, 3.2428% 6/15/51 (d)(f)		406,000	351,246
Series 2019-COR6:
Class D, 2.5% 11/13/52 (d)		567,000	512,523
Class E, 2.5% 11/13/52 (d)		1,092,000	958,902
Series 2020-COR7 Class D, 1.75% 5/13/53 (d)		714,000	591,273
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C3:
Class E, 5.5227% 2/15/46 (d)(f)		1,156,000	480,453
Class G, 4.409% 2/15/46 (c)(d)(f)		368,000	61,135
Class H, 4.409% 2/15/46 (c)(d)(f)		828,000	39,642
Class J, 4.409% 2/15/46 (c)(d)(f)		106,000	984
Series 2011-C4:
Class D, 5.5221% 7/15/46 (d)(f)		2,033,000	2,026,831
Class E, 5.5221% 7/15/46 (d)(f)		1,464,000	1,458,588
Class F, 3.873% 7/15/46 (d)		166,000	165,133
Class H, 3.873% 7/15/46 (d)		784,250	779,466
Class NR, 3.873% 7/15/46 (d)		420,000	411,978
Series 2011-C5:
Class B. 5.4224% 8/15/46 (d)(f)		726,000	729,363
Class C, 5.4224% 8/15/46 (d)(f)		414,648	414,626
Series 2012-CBX:
Class C, 5.0664% 6/15/45 (f)		159,000	144,171
Class D, 5.0664% 6/15/45 (d)(f)		886,000	731,761
Class E, 5.0664% 6/15/45 (d)(f)		1,135,000	527,351
Class F, 4% 6/15/45 (c)(d)		1,124,000	331,812
Class G 4% 6/15/45 (c)(d)		1,233,000	244,022
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (f)		1,025,000	975,422
Class D, 4.1667% 4/15/46 (f)		1,638,000	1,233,789
Class F, 3.25% 4/15/46 (c)(d)(f)		1,851,000	883,575
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (c)(d)(f)		945,000	142,652
Class E, 3.8046% 6/10/27 (d)(f)		1,519,000	85,213
Series 2018-AON Class F, 4.6132% 7/5/31 (d)(f)		743,000	746,579
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (d)		8,593,000	9,078,262
Class CFX, 4.9498% 7/5/33 (d)		2,322,000	2,448,915
Class DFX, 5.3503% 7/5/33 (d)		4,241,000	4,463,201
Class EFX, 5.5422% 7/5/33 (d)		4,886,000	5,034,495
Class XAFX, 1.116% 7/5/33 (d)(f)(p)		35,039,000	747,333
Series 2019-OSB Class E, 3.7828% 6/5/39 (d)(f)		1,071,000	1,063,020
KNDL Mortgage Trust floater Series 2019-KNSQ Class F, 1 month U.S. LIBOR + 2.000% 2.101% 5/15/36 (d)(f)(h)		1,638,000	1,578,696
Liberty Street Trust Series 2016-225L:
Class D, 4.6485% 2/10/36 (d)(f)		375,000	401,392
Class E, 4.6485% 2/10/36 (d)(f)		942,000	989,106
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 0.801% 3/15/38 (d)(f)(h)		27,822,000	27,839,461
Class B, 1 month U.S. LIBOR + 0.880% 0.981% 3/15/38 (d)(f)(h)		6,714,000	6,722,362
Class C, 1 month U.S. LIBOR + 1.100% 1.201% 3/15/38 (d)(f)(h)		4,224,000	4,229,291
Class D, 1 month U.S. LIBOR + 1.400% 1.501% 3/15/38 (d)(f)(h)		5,875,000	5,893,394
Class E, 1 month U.S. LIBOR + 1.750% 1.851% 3/15/38 (d)(f)(h)		5,133,000	5,145,856
Class G, 1 month U.S. LIBOR + 2.950% 3.051% 3/15/38 (d)(f)(h)		6,678,000	6,694,721
Market Mortgage Trust Series 2020-525M Class F, 2.9406% 2/12/40 (d)(f)		819,000	741,914
Merit floater Series 2020-HILL Class F, 1 month U.S. LIBOR + 4.100% 4.201% 8/15/37 (d)(f)(h)		1,258,000	1,267,460
MFT Trust Series 2020-B6 Class C, 3.2828% 8/10/40 (d)(f)		707,000	701,241
MHC Commercial Mortgage Trust floater Series 2021-MHC Class G, 1 month U.S. LIBOR + 3.200% 3.3018% 4/15/38 (d)(f)(h)		4,491,000	4,498,201
MHC Trust floater Series 2021-MHC2 Class F, 1 month U.S. LIBOR + 2.400% 2.051% 5/15/23 (d)(f)(h)		781,000	781,489
MOFT Trust Series 2020-ABC:
Class D, 3.4767% 2/10/42 (d)(f)		475,000	449,433
Class E, 3.4767% 2/10/42 (d)(f)		349,000	314,947
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31		698,000	668,681
Series 2012-C5 Class E, 4.6629% 8/15/45 (d)(f)		288,000	292,312
Series 2012-C6 Class D, 4.6051% 11/15/45 (d)(f)		1,469,000	1,460,088
Series 2012-C6, Class F, 4.6051% 11/15/45 (c)(d)(f)		693,000	498,322
Series 2013-C12 Class D, 4.7626% 10/15/46 (d)(f)		1,299,000	1,064,950
Series 2013-C13:
Class D, 4.8977% 11/15/46 (d)(f)		1,747,000	1,641,296
Class E, 4.8977% 11/15/46 (d)(f)		785,081	637,195
Series 2013-C7 Class C, 4.1193% 2/15/46 (f)		308,000	307,799
Series 2013-C8 Class D, 4.0556% 12/15/48 (d)(f)		504,000	505,391
Series 2013-C9:
Class C, 4.023% 5/15/46 (f)		920,000	941,387
Class D, 4.111% 5/15/46 (d)(f)		1,700,000	1,538,250
Class E, 4.111% 5/15/46 (d)(f)		722,000	609,943
Series 2014-C17 Class XA, 1.0717% 8/15/47 (f)(p)		71,013,316	1,598,006
Series 2015-C25 Class XA, 1.0522% 10/15/48 (f)(p)		27,115,484	994,086
Series 2016-C30:
Class C, 4.1152% 9/15/49 (f)		266,000	263,210
Class D, 3% 9/15/49 (d)		252,000	184,613
Series 2016-C31 Class C, 4.2896% 11/15/49 (f)		603,000	624,079
Series 2016-C32 Class C, 4.3183% 12/15/49 (f)		415,000	405,881
Series 2017-C33 Class D, 3.356% 5/15/50 (d)		947,000	894,664
Morgan Stanley Capital Barclays Bank Trust sequential payer Series 2016-MART Class A, 2.2004% 9/13/31 (d)		6,596,000	6,598,595
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (d)		30,766,000	32,387,319
Series 1998-CF1 Class G, 7.35% 7/15/32 (d)(f)		10,508	10,635
Series 2011-C2:
Class D, 5.3125% 6/15/44 (d)(f)		1,788,000	1,616,108
Class F, 5.3125% 6/15/44 (c)(d)(f)		748,000	442,143
Class XB, 0.2689% 6/15/44 (d)(f)(p)		5,015,079	30,840
Series 2011-C3:
Class AJ, 5.2155% 7/15/49 (d)(f)		4,618,259	4,631,944
Class C, 5.2155% 7/15/49 (d)(f)		867,000	859,540
Class D, 5.2155% 7/15/49 (d)(f)		2,163,000	2,094,272
Class E, 5.2155% 7/15/49 (c)(d)(f)		1,210,000	985,238
Class F, 5.2155% 7/15/49 (c)(d)(f)		332,000	210,798
Class G, 5.2155% 7/15/49 (c)(d)(f)		1,123,200	411,711
Series 2012-C4 Class D, 5.4182% 3/15/45 (d)(f)		425,000	376,356
Series 2014-150E:
Class C, 4.295% 9/9/32 (d)(f)		418,000	437,164
Class F, 4.295% 9/9/32 (d)(f)		734,000	705,971
Series 2015-MS1:
Class C, 4.0312% 5/15/48 (f)		468,000	454,970
Class D, 4.0312% 5/15/48 (d)(f)		1,371,000	1,233,836
Series 2015-UBS8 Class D, 3.18% 12/15/48 (d)		543,000	313,513
Series 2016-BNK2:
Class C, 3% 11/15/49 (d)		1,456,000	1,218,696
Class D, 3.9004% 11/15/49 (f)		603,000	616,787
Series 2017-CLS Class F, 1 month U.S. LIBOR + 2.600% 2.701% 11/15/34 (d)(f)(h)		822,000	821,347
Series 2018-H4 Class A4, 4.31% 12/15/51		7,706,000	8,827,201
Series 2018-MP Class E, 4.276% 7/11/40 (d)(f)		1,318,000	1,202,003
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (d)(f)		4,445,000	4,574,851
Class C, 3.1771% 11/10/36 (d)(f)		4,265,000	4,305,286
Series 2020-CNP Class D, 2.4276% 4/5/42 (d)(f)		462,000	398,740
Series 2020-HR8 Class D, 2.5% 7/15/53 (d)		756,000	697,416
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.920% 7.0275% 8/15/24 (d)(f)(h)		233,321	225,365
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 4.351% 8/15/34 (d)(f)(h)		3,569,288	3,587,723
MRCD Series 2019-PARK:
Class G, 2.7175% 12/15/36 (d)		4,861,000	4,670,040
Class J, 4.25% 12/15/36 (d)		3,318,000	3,218,117
MSCCG Trust:
floater Series 2018-SELF Class E, 1 month U.S. LIBOR + 2.150% 2.251% 10/15/37 (d)(f)(h)		679,000	679,419
floater sequential payer Series 2018-SELF Class F, 1 month U.S. LIBOR + 3.050% 3.151% 10/15/37 (d)(f)(h)		671,000	671,414
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (d)(f)		311,000	241,248
MTRO Commercial Mortgage Trust floater Series 2019-TECH Class E, 1 month U.S. LIBOR + 2.050% 2.1509% 12/15/33 (d)(f)(h)		742,000	724,960
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1:
Class WAN1, 1 month U.S. LIBOR + 2.750% 2.8509% 6/15/35 (d)(f)(h)		132,000	125,720
Class WAN2, 1 month U.S. LIBOR + 3.750% 3.8509% 6/15/35 (d)(f)(h)		128,000	121,483
Series 2018-285M Class F, 3.7904% 11/15/32 (d)(f)		307,000	302,142
Series 2018-TECH Class F, 1 month U.S. LIBOR + 3.000% 3.1009% 11/15/34 (d)(f)(h)		245,000	242,573
Series 2019-10K:
Class E, 4.1346% 5/15/39 (d)(f)		399,000	383,452
Class F, 4.1346% 5/15/39 (d)(f)		1,374,000	1,218,914
Series 2019-1776:
Class E, 3.9017% 10/15/36 (d)		1,050,000	1,035,715
Class F, 4.2988% 10/15/36 (d)		473,000	453,166
Series 2020-2PAC:
Class AMZ2, 3.5% 1/15/37 (d)(f)		735,000	754,697
Class AMZ3, 3.5% 1/15/37 (d)(f)		336,000	339,243
NYT Mortgage Trust floater Series 2019-NYT Class F, 1 month U.S. LIBOR + 3.000% 3.101% 12/15/35 (d)(f)(h)		1,385,000	1,358,429
Prima Capital Ltd. floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 1.5493% 12/15/37 (d)(f)(h)		15,072,090	15,072,084
Progress Residential Trust Series 2019-SFR3 Class F, 3.867% 9/17/36 (d)		546,000	560,310
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)		1,012,306	1,163,231
RETL floater Series 2019-RVP Class C, 1 month U.S. LIBOR + 2.100% 2.201% 3/15/36 (d)(f)(h)		15,827,162	15,787,152
SG Commercial Mortgage Securities Trust:
Series 2019-PREZ Class F, 3.4771% 9/15/39 (d)(f)		1,360,000	1,257,038
Series 2020-COVE:
Class F, 3.7276% 3/15/37 (d)(f)		1,289,000	1,231,117
Class G, 3.7276% 3/15/37 (d)(f)		356,000	320,183
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class F, 5.5148% 8/15/39 (f)		1,110,000	1,073,782
TPGI Trust floater Series 2021-DGWD Class G, 1 month U.S. LIBOR + 3.850% 3.9% 6/15/26 (d)(f)(h)		459,000	459,000
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class D, 5.5686% 5/10/45 (d)(f)		989,000	901,909
Class E, 5% 5/10/45 (c)(d)(f)		595,000	372,030
Class F, 5% 5/10/45 (c)(d)(f)		762,700	111,646
Series 2017-C7 Class XA, 1.0259% 12/15/50 (f)(p)		52,344,193	2,631,384
Series 2018-C8 Class C, 4.7013% 2/15/51 (f)		336,000	375,026
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (d)(f)		746,000	453,224
Series 2012-WRM:
Class C, 4.238% 6/10/30 (d)(f)		110,000	95,301
Class E, 4.238% 6/10/30 (c)(d)(f)		849,000	361,184
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class C, 6.0544% 1/10/45 (d)(f)		315,000	312,814
VASA Trust:
floater Series 2021-VASA Class G, 1 month U.S. LIBOR + 5.000% 5.101% 7/15/39 (d)(f)(h)		315,000	315,874
floater sequential payer Series 2021-VASA Class F, 1 month U.S. LIBOR + 3.900% 4.001% 7/15/39 (d)(f)(h)		1,176,000	1,179,330
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (d)		25,554,000	25,261,724
Series 2020-LAB:
Class B, 2.453% 10/10/42 (d)		1,600,000	1,599,763
Class X, 0.4294% 10/10/42 (d)(f)(p)		35,000,000	1,242,574
VNO Mortgage Trust Series 2012-6AVE Class D, 3.3372% 11/15/30 (d)(f)		828,000	851,236
Wells Fargo Commercial Mortgage Trust:
floater:
Series 2020-SOP Class E, 1 month U.S. LIBOR + 2.710% 2.8109% 1/15/35 (d)(f)(h)		441,000	435,476
Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 1.3% 5/15/31 (d)(f)(h)		17,572,000	17,605,401
Series 2021-SAVE:
Class D, 1 month U.S. LIBOR + 2.500% 2.601% 2/15/40 (d)(f)(h)		352,700	355,796
Class E, 1 month U.S. LIBOR + 3.650% 3.751% 2/15/40 (d)(f)(h)		250,890	253,092
sequential payer Series 2020-C57 Class D, 2.5% 8/15/53 (d)		1,034,000	938,645
Series 2012-LC5:
Class C, 4.693% 10/15/45 (f)		362,000	375,932
Class D, 4.7577% 10/15/45 (d)(f)		2,329,000	2,378,817
Class E, 4.7577% 10/15/45 (d)(f)		869,082	852,254
Class F, 4.7577% 10/15/45 (d)(f)		252,000	204,258
Series 2015-C31 Class XA, 0.9716% 11/15/48 (f)(p)		21,645,734	779,143
Series 2015-NXS4 Class D, 3.6987% 12/15/48 (f)		861,000	859,108
Series 2016-BNK1:
Class C, 3.071% 8/15/49		446,000	431,751
Class D, 3% 8/15/49 (d)		487,000	330,071
Series 2016-C34 Class XA, 2.1174% 6/15/49 (f)(p)		20,215,077	1,368,755
Series 2016-C35 Class D, 3.142% 7/15/48 (d)		1,240,000	1,032,750
Series 2016-LC25 Class C, 4.4156% 12/15/59 (f)		575,000	616,744
Series 2016-NXS6 Class D, 3.059% 11/15/49 (d)		1,337,000	1,119,048
Series 2017-RB1 Class D, 3.401% 3/15/50 (d)		595,000	566,082
Series 2018-C43 Class C, 4.514% 3/15/51		401,000	416,873
Series 2018-C46 Class XA, 0.9374% 8/15/51 (f)(p)		56,656,273	2,592,750
Series 2018-C48 Class A5, 4.302% 1/15/52		6,748,000	7,812,529
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (c)		372,000	30,634
Series 2011-C3:
Class D, 5.5978% 3/15/44 (d)(f)		1,682,555	822,938
Class E, 5% 3/15/44 (d)		733,000	68,481
Class F, 5% 3/15/44 (c)(d)		761,000	15,220
Series 2011-C4:
Class D, 5.1338% 6/15/44 (d)(f)		474,000	424,747
Class E, 5.1338% 6/15/44 (c)(d)(f)		335,432	204,995
Series 2011-C5:
Class C, 5.7086% 11/15/44 (d)(f)		160,000	160,892
Class D, 5.7086% 11/15/44 (d)(f)		1,489,000	1,482,402
Class E, 5.7086% 11/15/44 (d)(f)		1,880,000	1,849,169
Class F, 5.25% 11/15/44 (d)(f)		1,146,000	1,016,237
Class G, 5.25% 11/15/44 (d)(f)		376,000	320,702
Class XA, 1.6334% 11/15/44 (d)(f)(p)		1,655,101	242
Series 2012-C6 Class D, 5.614% 4/15/45 (d)(f)		702,000	714,449
Series 2012-C7:
Class C, 4.8034% 6/15/45 (f)		1,226,000	911,085
Class E, 4.8034% 6/15/45 (c)(d)(f)		861,000	129,193
Class F, 4.5% 6/15/45 (c)(d)		421,434	21,073
Class G, 4.5% 6/15/45 (c)(d)		1,242,487	124
Series 2012-C8:
Class D, 4.8839% 8/15/45 (d)(f)		524,000	515,038
Class E, 4.8839% 8/15/45 (d)(f)		367,000	295,955
Series 2013-C11:
Class D, 4.2416% 3/15/45 (d)(f)		801,251	787,241
Class E, 4.2416% 3/15/45 (d)(f)		1,774,872	1,507,571
Series 2013-C13 Class D, 4.1387% 5/15/45 (d)(f)		580,000	572,649
Series 2013-C16 Class D, 5.0048% 9/15/46 (d)(f)		211,000	194,663
Series 2013-UBS1 Class D, 5.0396% 3/15/46 (d)(f)		830,625	808,179
Series 2014-C21 Class XA, 1.029% 8/15/47 (f)(p)		52,187,619	1,354,034
Series 2014-C24 Class XA, 0.8528% 11/15/47 (f)(p)		18,371,523	464,281
Series 2014-LC14 Class XA, 1.258% 3/15/47 (f)(p)		29,323,402	819,903
Worldwide Plaza Trust Series 2017-WWP:
Class E, 3.5955% 11/10/36 (d)(f)		348,000	333,844
Class F, 3.5955% 11/10/36 (d)(f)		1,960,000	1,743,700
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (d)(f)		528,000	458,943
Class PR2, 3.516% 6/5/35 (d)(f)		1,378,000	1,087,201
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,262,592,703)			1,254,972,415

Municipal Securities - 0.6%
California Gen. Oblig.:
Series 2009:		$	$
7.3% 10/1/39		17,580,000	27,335,836
7.35% 11/1/39		1,690,000	2,643,636
7.55% 4/1/39		11,940,000	19,768,077
Series 2010, 7.625% 3/1/40		6,440,000	10,569,864
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35		8,885,000	11,954,610
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23		10,951,909	11,331,483
5.1% 6/1/33		40,165,000	46,139,054
Series 2010-1, 6.63% 2/1/35		7,610,000	9,274,929
Series 2010-3:
6.725% 4/1/35		11,345,000	13,920,849
7.35% 7/1/35		5,200,000	6,580,515
Series 2010-5, 6.2% 7/1/21		1,040,000	1,043,872
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)		27,425,000	35,179,210
TOTAL MUNICIPAL SECURITIES
(Cost $173,944,263)			195,741,935

Foreign Government and Government Agency Obligations - 2.0%
Angola Republic:
8.25% 5/9/28 (d)		$730,000	$756,371
9.375% 5/8/48 (d)		225,000	232,847
9.5% 11/12/25 (d)		2,850,000	3,131,081
Arab Republic of Egypt:
3.875% 2/16/26 (d)		1,655,000	1,640,002
6.125% 1/31/22 (d)		2,672,000	2,743,476
7.0529% 1/15/32 (d)		385,000	401,074
7.5% 1/31/27 (d)		6,327,000	7,196,172
7.6003% 3/1/29 (d)		1,440,000	1,602,720
7.903% 2/21/48 (d)		941,000	951,763
8.5% 1/31/47 (d)		1,586,000	1,681,953
8.7002% 3/1/49 (d)		835,000	897,782
Argentine Republic:
0.125% 7/9/30 (g)		18,255,686	6,718,092
0.125% 7/9/35 (g)		7,123,323	2,343,128
0.125% 1/9/38 (g)		2,257,281	889,933
1% 7/9/29		1,948,999	756,212
Barbados Government 6.5% 10/1/29 (d)		2,325,000	2,343,600
Belarus Republic 6.875% 2/28/23 (d)		1,070,000	1,067,526
Bermuda Government:
2.375% 8/20/30 (d)		185,000	182,607
3.375% 8/20/50 (d)		430,000	421,266
3.717% 1/25/27 (d)		1,720,000	1,879,423
4.75% 2/15/29 (d)		965,000	1,117,772
Brazilian Federative Republic:
2.875% 6/6/25		3,145,000	3,236,205
3.875% 6/12/30		2,140,000	2,161,133
7.125% 1/20/37		985,000	1,249,903
8.25% 1/20/34		3,309,000	4,564,972
Cameroon Republic 9.5% 11/19/25 (d)		3,626,000	4,142,252
Chilean Republic 3.86% 6/21/47		535,000	571,714
Colombian Republic:
3% 1/30/30		1,335,000	1,288,108
3.125% 4/15/31		1,455,000	1,398,437
3.25% 4/22/32		1,605,000	1,544,813
4.125% 5/15/51		600,000	548,550
5% 6/15/45		2,520,000	2,596,860
6.125% 1/18/41		105,000	121,885
7.375% 9/18/37		380,000	491,103
Costa Rican Republic:
5.625% 4/30/43 (d)		460,000	432,918
6.125% 2/19/31 (d)		600,000	639,300
7% 4/4/44 (d)		140,000	146,151
Democratic Socialist Republic of Sri Lanka:
7.55% 3/28/30 (d)		405,000	271,173
7.85% 3/14/29 (d)		1,115,000	746,562
Dominican Republic:
4.875% 9/23/32 (d)		2,060,000	2,113,431
5.875% 1/30/60 (d)		1,035,000	1,018,181
5.95% 1/25/27 (d)		1,181,000	1,332,685
6% 7/19/28 (d)		1,011,000	1,149,697
6.4% 6/5/49 (d)		425,000	455,228
6.5% 2/15/48 (Reg. S)		635,000	692,071
6.85% 1/27/45 (d)		1,143,000	1,292,876
6.875% 1/29/26 (d)		1,892,000	2,199,805
7.45% 4/30/44 (d)		794,000	954,934
Ecuador Republic:
0.5% 7/31/30 (d)(g)		1,960,000	1,695,400
0.5% 7/31/35 (d)(g)		1,555,000	1,086,556
El Salvador Republic:
6.375% 1/18/27 (d)		195,000	190,856
7.1246% 1/20/50 (d)		570,000	536,513
7.625% 2/1/41 (d)		230,000	225,975
7.75% 1/24/23 (d)		1,840,000	1,874,500
Emirate of Abu Dhabi:
1.7% 3/2/31 (d)		1,560,000	1,497,113
2.5% 4/16/25 (d)		1,340,000	1,419,981
3.125% 4/16/30 (d)		21,350,000	23,164,750
3.125% 9/30/49 (d)		2,460,000	2,432,018
3.875% 4/16/50 (d)		18,260,000	20,505,980
Emirate of Dubai 3.9% 9/9/50 (Reg. S)		200,000	184,250
Gabonese Republic 6.375% 12/12/24 (d)		1,415,000	1,493,975
Georgia Republic 2.75% 4/22/26 (d)		1,280,000	1,289,200
German Federal Republic:
0% 10/10/25 (Reg. S)	EUR	254,000	318,142
0% 11/15/27 (Reg. S)	EUR	1,210,000	1,518,827
0% 5/15/35 (Reg. S)	EUR	45,550,000	55,053,699
Ghana Republic:
7.75% 4/7/29 (d)		1,495,000	1,545,456
8.125% 1/18/26 (d)		590,000	634,545
10.75% 10/14/30 (d)		965,000	1,223,620
Guatemalan Republic:
4.9% 6/1/30 (d)		100,000	111,831
5.375% 4/24/32 (d)		910,000	1,040,414
6.125% 6/1/50 (d)		615,000	738,500
Indonesian Republic:
2.625% 6/14/23	EUR	5,863,000	7,507,117
3.85% 10/15/30		45,455,000	50,435,163
4.1% 4/24/28		1,775,000	1,992,216
4.2% 10/15/50		44,910,000	49,788,349
4.35% 1/11/48		1,225,000	1,351,175
5.125% 1/15/45 (d)		2,740,000	3,295,364
5.25% 1/17/42 (d)		660,000	803,468
5.95% 1/8/46 (d)		985,000	1,320,700
6.75% 1/15/44 (d)		690,000	993,514
7.75% 1/17/38 (d)		1,728,000	2,567,484
8.5% 10/12/35 (d)		2,680,000	4,233,228
Islamic Republic of Pakistan:
6% 4/8/26 (d)		1,480,000	1,515,150
6.875% 12/5/27 (d)		620,000	648,016
8.25% 4/15/24 (d)		611,000	666,486
Israeli State 3.375% 1/15/50		1,600,000	1,660,822
Ivory Coast:
6.125% 6/15/33 (d)		1,905,000	2,026,801
6.375% 3/3/28 (d)		2,335,000	2,596,666
Jamaican Government:
6.75% 4/28/28		495,000	585,894
7.875% 7/28/45		430,000	595,416
Japan Government 2% 6/21/21	JPY	3,201,050,000	29,177,395
Jordanian Kingdom:
4.95% 7/7/25 (d)		1,535,000	1,590,164
7.375% 10/10/47 (d)		290,000	306,186
Kingdom of Saudi Arabia:
2.25% 2/2/33 (d)		1,835,000	1,756,439
2.9% 10/22/25 (d)		14,600,000	15,551,738
3.25% 10/22/30 (d)		10,790,000	11,541,928
3.625% 3/4/28 (d)		785,000	866,591
3.75% 1/21/55 (d)		685,000	698,828
4% 4/17/25 (d)		940,000	1,039,170
4.5% 10/26/46 (d)		325,000	371,719
4.5% 4/22/60 (d)		7,875,000	9,168,469
4.625% 10/4/47 (d)		680,000	791,350
Korean Republic 1% 9/16/30		1,585,000	1,479,249
Lebanese Republic:
5.8% 12/31/49 (e)		1,814,000	236,160
6.375% 12/31/49 (e)		1,956,000	254,036
Ministry of Finance of the Russian Federation:
4.25% 6/23/27(Reg. S)		1,200,000	1,336,800
4.375% 3/21/29(Reg. S)		1,600,000	1,795,500
5.1% 3/28/35 (d)		2,800,000	3,313,275
5.1% 3/28/35(Reg. S)		2,800,000	3,313,275
5.25% 6/23/47 (d)		1,000,000	1,243,000
5.25% 6/23/47(Reg. S)		600,000	745,800
5.625% 4/4/42 (d)		1,000,000	1,266,125
5.875% 9/16/43 (d)		540,000	709,526
Mongolia Government 5.125% 4/7/26 (d)		1,010,000	1,078,175
Moroccan Kingdom:
2.375% 12/15/27 (d)		2,375,000	2,317,852
3% 12/15/32 (d)		315,000	302,302
4% 12/15/50 (d)		335,000	305,269
5.5% 12/11/42 (d)		200,000	224,413
Panamanian Republic:
2.252% 9/29/32		845,000	811,623
3.87% 7/23/60		630,000	628,937
Peoples Republic of China 1.2% 10/21/30 (d)		1,150,000	1,094,099
Peruvian Republic:
2.783% 1/23/31		5,060,000	5,065,693
3.3% 3/11/41		690,000	666,885
3.55% 3/10/51		475,000	464,788
7.35% 7/21/25		470,000	577,013
Province of Santa Fe 7% 3/23/23 (d)		2,289,000	1,884,848
Provincia de Cordoba:
3% 12/10/25 (d)(g)		3,721,474	2,618,522
3% 6/1/27 (d)(g)		1,110,721	654,839
Republic of Armenia 7.15% 3/26/25 (d)		45,000	50,549
Republic of Honduras 5.625% 6/24/30 (d)		485,000	509,038
Republic of Iraq 5.8% 1/15/28 (Reg. S)		1,055,250	1,014,887
Republic of Kenya:
6.875% 6/24/24 (d)		1,445,000	1,604,221
7% 5/22/27 (d)		1,255,000	1,381,128
Republic of Nigeria:
6.375% 7/12/23 (d)		440,000	471,983
6.5% 11/28/27 (d)		610,000	648,811
7.143% 2/23/30 (d)		1,285,000	1,367,963
7.625% 11/21/25 (d)		4,915,000	5,585,590
Republic of Paraguay:
2.739% 1/29/33 (d)		595,000	573,729
4.95% 4/28/31 (d)		1,525,000	1,729,255
5.4% 3/30/50 (d)		890,000	1,012,820
Republic of Serbia 2.125% 12/1/30 (d)		1,220,000	1,138,260
Republic of Uzbekistan:
3.7% 11/25/30 (d)		725,000	717,750
4.75% 2/20/24 (d)		580,000	618,389
Romanian Republic:
3% 2/14/31 (d)		1,721,000	1,767,037
4% 2/14/51 (d)		615,000	628,953
4.375% 8/22/23 (d)		550,000	594,275
Rwanda Republic 6.625% 5/2/23 (d)		2,643,000	2,797,946
State of Qatar:
3.4% 4/16/25 (d)		10,665,000	11,640,181
3.75% 4/16/30 (d)		34,875,000	39,556,969
4% 3/14/29 (d)		1,570,000	1,805,500
4.4% 4/16/50 (d)		30,490,000	36,206,875
4.817% 3/14/49 (d)		1,980,000	2,492,696
5.103% 4/23/48 (d)		1,040,000	1,349,920
9.75% 6/15/30 (d)		722,000	1,153,305
Sultanate of Oman:
3.875% 3/8/22 (d)		1,425,000	1,446,197
4.125% 1/17/23 (d)		825,000	849,131
4.875% 2/1/25 (d)		485,000	506,916
6% 8/1/29 (d)		1,185,000	1,250,397
6.25% 1/25/31 (d)		305,000	322,538
6.75% 1/17/48 (d)		2,004,000	1,952,397
The Third Pakistan International Sukuk Co. Ltd. 5.5% 10/13/21 (d)		925,000	932,400
Turkish Republic:
3.25% 3/23/23		6,540,000	6,484,001
4.25% 3/13/25		2,225,000	2,158,667
4.25% 4/14/26		1,210,000	1,150,483
4.75% 1/26/26		2,025,000	1,971,844
4.875% 10/9/26		1,840,000	1,784,570
4.875% 4/16/43		1,825,000	1,423,272
5.125% 3/25/22		5,010,000	5,117,402
5.125% 2/17/28		1,395,000	1,336,410
5.75% 3/22/24		705,000	726,503
5.75% 5/11/47		1,748,000	1,456,630
6% 1/14/41		445,000	393,352
6.25% 9/26/22		3,620,000	3,764,800
6.35% 8/10/24		755,000	786,521
6.375% 10/14/25		1,935,000	2,009,135
Ukraine Government:
6.876% 5/21/29 (d)		455,000	474,565
7.253% 3/15/33 (d)		1,570,000	1,648,794
7.375% 9/25/32 (d)		780,000	827,678
7.75% 9/1/21 (d)		8,585,000	8,681,045
7.75% 9/1/22 (d)		1,704,000	1,793,780
7.75% 9/1/23 (d)		2,770,000	2,993,504
7.75% 9/1/24 (d)		3,300,000	3,629,588
7.75% 9/1/26 (d)		575,000	640,694
7.75% 9/1/27 (d)		270,000	300,004
United Kingdom, Great Britain and Northern Ireland:
0.625% 10/22/50 (Reg. S)	GBP	3,200,000	3,794,239
1.25% 10/22/41 (Reg. S) (k)	GBP	2,256,000	3,184,540
1.75% 9/7/37 (Reg. S) (k)	GBP	1,470,991	2,260,615
1.75% 1/22/49(Reg. S) (k)(l)	GBP	1,600,000	2,508,703
3.25% 1/22/44	GBP	240,000	471,962
4.25% 3/7/36 (Reg. S)	GBP	21,672	43,939
4.25% 12/7/46	GBP	90,000	209,469
4.25% 12/7/49 (Reg. S) (k)	GBP	515,717	1,248,820
United Mexican States:
2.659% 5/24/31		1,235,000	1,202,041
3.25% 4/16/30		1,660,000	1,713,743
3.75% 1/11/28		1,515,000	1,656,368
3.9% 4/27/25		650,000	724,263
4.5% 4/22/29		905,000	1,021,971
5.75% 10/12/2110		2,265,000	2,649,767
6.05% 1/11/40		1,810,000	2,253,224
Uruguay Republic 5.1% 6/18/50		1,810,000	2,285,464
Venezuelan Republic:
9.25% 9/15/27 (e)		7,846,000	784,600
11.95% 8/5/31 (Reg. S) (e)		1,641,700	166,222
12.75% 8/23/22 (e)		350,400	35,040
Vietnamese Socialist Republic 5.5% 3/12/28		3,724,517	3,739,182
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $626,414,676)			647,114,278

Supranational Obligations - 0.1%
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $27,360,225)		27,400,000	28,273,604
		Shares	Value

Common Stocks - 0.1%
COMMUNICATION SERVICES - 0.0%
Entertainment - 0.0%
Cineworld Group PLC warrants 11/23/25 (t)		255,224	196,006
Media - 0.0%
iHeartMedia, Inc. (t)		5	116
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (c)(t)		1	34,600

TOTAL COMMUNICATION SERVICES			230,722

CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
CEC Entertainment, Inc. (c)		65,301	1,175,418
Specialty Retail - 0.0%
David's Bridal, Inc. rights (c)(t)		518	0

TOTAL CONSUMER DISCRETIONARY			1,175,418

ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Jonah Energy Parent LLC (c)		74,805	1,122,075
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp. (t)		437,970	12,705,510
California Resources Corp. warrants 10/27/24 (t)		6,440	38,833
Chesapeake Energy Corp.		125,559	6,629,515
Chesapeake Energy Corp. (b)		619	31,049
Denbury, Inc. (t)		27,140	1,818,923
EP Energy Corp. (c)		6,556	345,305
Mesquite Energy, Inc. (c)		113,725	1,813,916
			23,383,051

TOTAL ENERGY			24,505,126

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (c)		8,987	148,286
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Cenveo Corp. (c)(t)		2,500	72,900
Machinery - 0.0%
TNT Crane & Rigging LLC (c)		75,247	1,671,988
TNT Crane & Rigging LLC warrants 10/31/25 (c)(t)		3,648	12,038
			1,684,026

TOTAL INDUSTRIALS			1,756,926

UTILITIES - 0.0%
Electric Utilities - 0.0%
TexGen Power LLC (c)(t)		88,700	2,821,547
TOTAL COMMON STOCKS
(Cost $24,215,819)			30,638,025

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
RLJ Lodging Trust Series A, 1.95%		20,725	576,777
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (c)		5,145	499,065
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp. Series E, 6.50% (f)		66,700	1,692,179
Capstead Mortgage Corp. Series E, 7.50%		34,000	861,220
Dynex Capital, Inc. Series C 6.90% (f)		20,200	510,252
MFA Financial, Inc. Series B, 7.50%		24,975	637,612
			3,701,263
TOTAL FINANCIALS			4,200,328
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
American Homes 4 Rent Series D, 6.50%		26,975	681,658
Cedar Realty Trust, Inc.:
Series B, 7.25%		1,766	44,821
Series C, 6.50%		26,075	655,265
Colony Capital, Inc.:
Series H, 7.125%		29,400	732,354
Series I, 7.15%		30,500	760,975
DiamondRock Hospitality Co. 8.25%		12,600	366,030
iStar Financial, Inc. Series G, 7.65%		36,700	936,107
National Storage Affiliates Trust Series A, 6.00%		12,600	337,302
PS Business Parks, Inc. Series W, 5.20%		14,075	365,246
Public Storage Series F, 5.15%		39,800	1,058,680
Rexford Industrial Realty, Inc. Series B, 5.875%		30,100	794,640
Spirit Realty Capital, Inc. Series A, 6.00%		18,100	491,415
UMH Properties, Inc. Series C, 6.75%		14,184	366,940
			7,591,433

TOTAL NONCONVERTIBLE PREFERRED STOCKS			11,791,761

TOTAL PREFERRED STOCKS
(Cost $11,522,438)			12,368,538
		Principal Amount(a)	Value

Bank Loan Obligations - 6.0%
COMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.2%
Altice France SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 2.9355% 7/31/25 (f)(h)(u)		8,863,978	8,722,687
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 3.8713% 1/31/26 (f)(h)(u)		4,740,722	4,709,623
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 4.1548% 8/14/26 (f)(h)(u)		2,484,300	2,479,952
Cablevision Lightpath LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 11/30/27 (f)(h)(u)		2,218,850	2,221,069
Connect Finco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/12/26 (f)(h)(u)		4,227,300	4,229,414
Consolidated Communications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/2/27 (f)(h)(u)		1,592,230	1,592,517
Frontier Communications Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 5/1/28 (f)(h)(u)		7,665,000	7,651,586
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.750% 4/14/28 (h)(u)(v)		920,000	918,390
Iridium Satellite LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 11/4/26 (f)(h)(u)		2,222,550	2,227,417
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8425% 3/1/27 (f)(h)(u)		3,456,727	3,416,387
Lumen Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3425% 3/15/27 (f)(h)(u)		1,685,376	1,669,163
Securus Technologies Holdings Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.5% 11/1/24 (f)(h)(u)		5,459,351	4,977,126
3 month U.S. LIBOR + 8.250% 9.25% 11/1/25 (f)(h)(u)		3,586,000	3,039,135
Windstream Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 9/21/27 (f)(h)(u)		3,126,331	3,132,208
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.0925% 3/9/27 (f)(h)(u)		11,874,224	11,779,586
			62,766,260
Entertainment - 0.1%
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.7025% 2/10/27 (f)(h)(u)		9,364,168	9,340,757
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.500% 3.5% 2/28/25 (f)(h)(u)		5,259,865	4,558,988
3 month U.S. LIBOR + 2.750% 3.75% 9/30/26 (f)(h)(u)		740,606	633,914
15.25% 5/23/24 (u)		819,379	1,029,345
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8425% 3/11/28 (f)(h)(u)		4,480,000	4,460,646
SMG U.S. Midco 2, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6584% 1/23/25 (f)(h)(u)		1,479,195	1,430,204
			21,453,854
Interactive Media & Services - 0.0%
Adevinta ASA Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 10/23/27 (h)(u)(v)		2,175,000	2,176,370
Media - 0.4%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6% 10/28/27(f)(h)(u)		5,481,263	5,517,494
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9525% 1/31/26 (f)(h)(u)		2,447,591	2,408,846
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3425% 8/15/25 (f)(h)(u)		9,170,568	9,156,262
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/7/23 (f)(h)(u)		4,808,520	4,803,182
Charter Communication Operating LLC Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.85% 2/1/27 (f)(h)(u)		16,583,921	16,488,066
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.3425% 1/31/28 (f)(h)(u)		7,255,000	7,148,787
CSC Holdings LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 2.5982% 4/15/27 (f)(h)(u)		4,320,313	4,291,150
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3482% 1/15/26 (f)(h)(u)		3,456,952	3,416,333
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.35% 8/24/26 (f)(h)(u)		7,761,800	5,556,983
E.W. Scripps Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 1/7/28 (f)(h)(u)		2,599,300	2,600,028
Entercom Media Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 2.5925% 11/17/24 (f)(h)(u)		1,620,722	1,600,463
iHeartCommunications, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.000% 3.0925% 5/1/26 (f)(h)(u)		1,357,813	1,342,822
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 5/1/26 (f)(h)(u)		1,359,725	1,361,425
Lamar Media Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.500% 1.5951% 1/30/27 (f)(h)(u)		1,250,000	1,229,688
LCPR Loan Financing LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8509% 9/25/28 (f)(h)(u)		1,810,000	1,810,453
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.3482% 7/17/25 (f)(h)(u)		5,292,059	5,227,231
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.6101% 9/19/26 (f)(h)(u)		6,570,600	6,547,801
Nielsen Finance LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 2.0951% 10/4/23 (f)(h)(u)		1,227,403	1,226,384
Proquest LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3425% 10/17/26 (f)(h)(u)		2,123,122	2,122,676
Recorded Books, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1084% 8/31/25 (f)(h)(u)		1,922,846	1,921,135
Sinclair Television Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6% 9/30/26 (f)(h)(u)		2,171,925	2,148,859
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 8/14/26 (f)(h)(u)		2,997,257	2,997,887
Univision Communications, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 5/6/28 (h)(u)(v)		5,340,000	5,308,868
3 month U.S. LIBOR + 3.750% 4.75% 3/15/26 (f)(h)(u)		3,768,136	3,777,029
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 2.6009% 1/31/28 (f)(h)(u)		3,500,000	3,478,125
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (f)(h)(u)		15,665,932	15,617,055
			119,105,032
Wireless Telecommunication Services - 0.1%
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 4/20/27 (f)(h)(u)		1,625,342	1,628,057
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8% 11/27/23 (f)(h)(u)		19,395,000	19,680,494
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (f)(h)(u)		2,890,000	2,938,523
Tranche B-5, term loan 8.625% 1/2/24 (u)		3,017,000	3,065,483
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 7/13/22 (f)(h)(u)		11,141,892	11,197,601
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.85% 4/11/25 (f)(h)(u)		1,955,700	1,941,854
Telesat LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.85% 11/22/26 (f)(h)(u)		1,312,928	1,258,849
Xplornet Communications, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8425% 6/10/27 (f)(h)(u)		1,150,880	1,152,319
			42,863,180

TOTAL COMMUNICATION SERVICES			248,364,696

CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.1%
American Trailer World Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 2/17/28 (f)(h)(u)		1,920,000	1,916,410
Clarios Global LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3425% 4/30/26 (f)(h)(u)		3,676,085	3,656,565
Les Schwab Tire Centers Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 11/2/27 (f)(h)(u)		3,675,788	3,675,788
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 12/16/25 (f)(h)(u)		1,635,900	1,601,137
Truck Hero, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 1/29/28 (f)(h)(u)		2,980,000	2,980,000
			13,829,900
Automobiles - 0.0%
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0925% 5/23/27 (f)(h)(u)		1,311,679	1,296,018
CWGS Group LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.500% 5/25/28 (h)(u)(v)		5,735,000	5,688,432
3 month U.S. LIBOR + 2.750% 3.5% 11/8/23 (f)(h)(u)		1,305,310	1,295,924
Thor Industries, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.125% 2/1/26 (f)(h)(u)		757,056	757,624
			9,037,998
Distributors - 0.0%
BCPE Empire Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.0925% 6/11/26 (f)(h)(u)		2,573,637	2,565,607
Protective Industrial Products, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 1/20/28 (f)(h)(u)		1,260,000	1,256,850
			3,822,457
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 2/12/28 (h)(u)(v)		4,405,000	4,371,037
Creative Artists Agency LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8425% 11/26/26 (f)(h)(u)		1,357,813	1,353,142
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 7/30/26 (f)(h)(u)		5,893,612	5,921,607
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (f)(h)(u)		637,000	612,202
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/21/25 (f)(h)(u)		4,813,447	4,738,261
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 3/13/25 (f)(h)(u)		1,623,896	1,596,062
3 month U.S. LIBOR + 8.500% 9.5% 3/13/25 (f)(h)(u)		1,955,225	1,960,113
Signal Parent, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 4/1/28 (f)(h)(u)		1,000,000	992,500
Sotheby's Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 1/15/27 (f)(h)(u)		2,950,885	2,968,088
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/4/28 (f)(h)(u)		12,630,000	12,606,382
SSH Group Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4525% 7/30/25 (f)(h)(u)		1,090,392	1,052,228
TKC Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.5% 5/3/28 (f)(h)(u)		2,240,000	2,189,600
WW International, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 4/13/28 (f)(h)(u)		3,300,000	3,305,511
			43,666,733
Hotels, Restaurants & Leisure - 0.7%
Aimbridge Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 6.75% 10/1/27 (f)(h)(u)		1,024,850	1,023,999
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8425% 2/1/26 (f)(h)(u)		1,915,160	1,863,700
Alterra Mountain Co. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.750% 2.8633% 7/31/24 (f)(h)(u)		2,104,995	2,068,536
3 month U.S. LIBOR + 4.500% 5.5% 8/3/26 (f)(h)(u)		2,775,134	2,780,351
Aramark Services, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8425% 3/11/25 (f)(h)(u)		3,416,809	3,372,254
Tranche B-4 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8425% 1/15/27 (f)(h)(u)		2,430,450	2,395,014
Aristocrat International Pty Ltd.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/24 (f)(h)(u)		868,438	869,523
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.9382% 10/19/24 (f)(h)(u)		4,149,689	4,121,678
Bally's Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 9% 5/10/26 (f)(h)(u)		2,257,938	2,393,414
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3118% 9/15/23 (f)(h)(u)		2,449,033	2,444,551
Burger King Worldwide, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8425% 11/19/26 (f)(h)(u)		2,962,500	2,915,278
Caesars Resort Collection LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8425% 12/22/24 (f)(h)(u)		20,969,949	20,794,011
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.5925% 7/20/25 (f)(h)(u)		11,626,575	11,657,850
Carnival Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.5% 6/30/25 (f)(h)(u)		4,411,638	4,426,329
CCM Merger, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/4/25 (f)(h)(u)		1,738,655	1,739,959
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 4/18/24 (f)(h)(u)		3,385,598	3,358,614
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5% 2/1/24 (f)(h)(u)		10,275,709	10,203,470
Entain PLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 3% 3/16/24 (f)(h)(u)		1,862,912	1,855,348
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 9/8/24 (f)(h)(u)		794,000	709,923
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4% 3/8/24 (f)(h)(u)		3,582,094	3,413,055
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.0925% 11/30/23 (f)(h)(u)		6,198,674	6,184,045
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (f)(h)(u)		19,075,545	18,932,478
Golden Nugget LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (f)(h)(u)		27,731,876	27,499,760
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 8/18/25 (f)(h)(u)		1,323,350	1,336,584
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5/20/28 (h)(u)(v)		7,445,000	7,454,306
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8416% 6/21/26 (f)(h)(u)		2,928,862	2,902,443
J&J Ventures Gaming LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/26/28 (f)(h)(u)		1,815,000	1,819,538
KFC Holding Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8475% 3/15/28 (f)(h)(u)		1,433,522	1,434,124
Life Time, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 12/15/24 (f)(h)(u)		5,421,413	5,434,099
MajorDrive Holdings IV LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 5/12/28 (h)(u)(v)		3,660,000	3,663,440
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8425% 8/31/25 (f)(h)(u)		1,807,416	1,778,046
NASCAR Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8425% 10/18/26 (f)(h)(u)		1,929,309	1,924,003
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.5925% 5/29/26 (f)(h)(u)		2,428,171	2,415,739
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 10/15/25 (f)(h)(u)		1,521,373	1,518,148
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 6.3425% 3/1/26 (f)(h)(u)		2,975,754	2,908,799
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 4/27/24 (f)(h)(u)		299,972	287,052
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.699% 5/10/26 (f)(h)(u)		683,293	676,460
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.1% 5/11/24 (f)(h)(u)		569,019	562,191
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 2.8425% 8/14/24 (f)(h)(u)		4,449,133	4,402,773
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8425% 7/6/24 (f)(h)(u)		3,446,620	3,442,311
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.7025% 7/10/25 (f)(h)(u)		5,129,621	5,145,677
Station Casinos LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.5% 2/7/27 (f)(h)(u)		7,348,029	7,269,332
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 5.000% 5/29/26 (h)(u)(v)		930,416	824,581
3 month U.S. LIBOR + 5.000% 5.2025% 5/30/26 (f)(h)(u)		2,824,156	2,502,908
3 month U.S. LIBOR + 8.000% 9% 2/28/25 (f)(h)(u)		2,875,224	2,938,853
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2025% 12/30/26 (f)(h)(u)		2,638,553	2,560,715
2LN, term loan 3 month U.S. LIBOR + 8.500% 8.7025% 12/30/27 (c)(f)(h)(u)		500,000	450,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 12/30/26 (c)(f)(h)(u)		771,125	774,981
Whatabrands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8509% 8/2/26 (f)(h)(u)		5,475,265	5,448,491
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8425% 5/30/25 (f)(h)(u)		2,453,100	2,432,788
			211,331,522
Household Durables - 0.0%
Big Ass Fans LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 5/21/24 (f)(h)(u)		1,978,633	1,980,275
Hunter Fan Co. 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.75% 5/7/28 (f)(h)(u)		2,900,000	2,885,500
Mattress Firm, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 11/25/27 (f)(h)(u)		1,876,875	1,900,336
Weber-Stephen Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 10/30/27 (f)(h)(u)		2,698,238	2,701,610
			9,467,721
Internet & Direct Marketing Retail - 0.3%
Bass Pro Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 3/5/28 (f)(h)(u)		47,311,425	47,630,777
Buzz Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 1/29/27 (f)(h)(u)		828,616	827,580
Buzz Merger Sub Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8425% 1/29/27 (f)(h)(u)		628,650	625,507
CNT Holdings I Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/8/27 (f)(h)(u)		3,665,000	3,669,581
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/19/27 (f)(h)(u)		8,457,500	8,469,848
Red Ventures LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.500% 2.5925% 11/8/24 (f)(h)(u)		5,289,094	5,236,891
3 month U.S. LIBOR + 3.500% 4.25% 11/8/24 (f)(h)(u)		1,426,425	1,423,458
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.5942% 12/17/26 (f)(h)(u)		14,220,460	14,149,358
			82,033,000
Leisure Products - 0.0%
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5925% 1/4/26 (f)(h)(u)		1,266,150	1,272,164
Hayward Industries, Inc. Tranche B 1LN, term loan NULL 0% 5/14/28 (f)(u)		2,625,000	2,622,821
Rising Tide Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 6/1/28 (h)(u)(v)		2,500,000	2,481,250
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.5925% 12/21/25 (f)(h)(u)		2,512,805	2,455,211
SRAM LLC. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 5/12/28 (f)(h)(u)		4,000,000	4,003,320
			12,834,766
Multiline Retail - 0.0%
Franchise Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 3/10/26 (f)(h)(u)		5,095,000	5,095,000
Specialty Retail - 0.1%
Academy Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 11/6/27 (h)(u)(v)		3,030,000	3,035,102
Adient U.S. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.5925% 4/8/28 (f)(h)(u)		1,275,000	1,276,199
Empire Today LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.75% 4/1/28 (f)(h)(u)		1,500,000	1,496,715
Gannett Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 7.75% 1/29/26 (f)(h)(u)		1,378,725	1,386,198
LBM Acquisition LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.750% 12/18/27 (h)(u)(v)		1,697,273	1,693,742
3 month U.S. LIBOR + 3.750% 4.5% 12/18/27 (f)(h)(u)		7,637,727	7,621,841
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 4/15/28 (f)(h)(u)		5,445,000	5,455,781
Murphy U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.25% 1/29/28 (f)(h)(u)		2,895,000	2,896,824
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 3/4/28 (f)(h)(u)		2,140,000	2,138,481
Rent-A-Center, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 2/17/28 (f)(h)(u)		2,695,000	2,709,607
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (c)(e)(h)(u)		1,725,586	0
Staples, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1756% 4/16/26 (f)(h)(u)		1,007,275	982,375
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.500% 4.6756% 9/12/24 (f)(h)(u)		301,730	296,504
Tory Burch LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 4/14/28 (f)(h)(u)		2,785,000	2,778,038
Woof Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 12/21/27 (f)(h)(u)		2,150,000	2,150,903
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8% 12/21/28 (f)(h)(u)		560,000	563,500
			36,481,810
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/7/27 (f)(h)(u)		1,486,275	1,490,615
Samsonite IP Holdings SARL Tranche B2 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 4/25/25 (f)(h)(u)		2,327,413	2,339,050
			3,829,665

TOTAL CONSUMER DISCRETIONARY			431,430,572

CONSUMER STAPLES - 0.2%
Beverages - 0.0%
Arterra Wines Canada, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 11/25/27 (f)(h)(u)		1,092,263	1,093,355
Triton Water Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 3/31/28 (f)(h)(u)		5,545,000	5,538,069
			6,631,424
Food & Staples Retailing - 0.1%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 7.8425% 10/1/26 (f)(h)(u)		172,000	170,280
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.5925% 10/1/25 (f)(h)(u)		494,615	493,557
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0938% 2/3/24 (f)(h)(u)		3,128,030	3,128,342
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.2025% 2/6/25 (f)(h)(u)		4,074,910	4,032,123
Froneri U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3425% 1/29/27 (f)(h)(u)		3,425,331	3,376,966
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8425% 10/22/25 (f)(h)(u)		1,492,736	1,490,407
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/20/25 (f)(h)(u)		4,795,528	4,567,740
PetIQ, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.75% 4/7/28 (f)(h)(u)		2,000,000	1,980,000
Saffron Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 6.8425% 6/20/25 (f)(h)(u)		2,488,064	2,489,631
Shearer's Foods, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9/23/27 (h)(u)(v)		3,954,306	3,955,809
U.S. Foods, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1132% 9/13/26 (f)(h)(u)		2,955,000	2,906,154
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8425% 6/27/23 (f)(h)(u)		1,650,772	1,635,156
			30,226,165
Food Products - 0.1%
Atkins Nutritional Holdings II, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 7/7/24 (f)(h)(u)		1,472,210	1,477,113
BellRing Brands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/21/24 (f)(h)(u)		3,673,362	3,697,643
Chobani LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/23/27 (f)(h)(u)		4,387,950	4,400,017
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0925% 5/1/26 (f)(h)(u)		7,192,465	7,171,247
			16,746,020
Household Products - 0.0%
Energizer Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 12/16/27 (f)(h)(u)		2,359,088	2,355,407
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 12/22/26 (f)(h)(u)		4,252,350	4,215,142
Resideo Funding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 2/12/28 (f)(h)(u)		1,795,000	1,792,756
			8,363,305
Personal Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5/17/28 (h)(u)(v)		3,840,000	3,854,400
Knowlton Development Corp., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8425% 12/21/25 (f)(h)(u)		1,000,000	990,630
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1009% 6/15/25 (f)(h)(u)		1,461,790	1,162,123
			6,007,153

TOTAL CONSUMER STAPLES			67,974,067

ENERGY - 0.2%
Energy Equipment & Services - 0.0%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4.8632% 11/3/25 (f)(h)(u)		2,190,809	2,145,897
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.0965% 5/21/25 (f)(h)(u)		1,077,651	1,048,597
ChampionX Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 6/3/27 (f)(h)(u)		1,968,313	2,005,218
			5,199,712
Oil, Gas & Consumable Fuels - 0.2%
Apro LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 11/14/26 (f)(h)(u)		3,470,271	3,461,596
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (f)(h)(u)		3,210,431	3,171,103
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/31/24 (f)(h)(u)		2,114,950	2,069,479
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 3/17/28 (c)(f)(h)(u)		1,800,000	1,802,250
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (f)(h)(u)		1,398,700	1,384,014
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 3/28/24 (f)(h)(u)		6,571,759	6,599,689
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3425% 3/30/25 (f)(h)(u)		2,224,631	2,164,566
DT Midstream, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 5/25/28 (h)(u)(v)		2,455,000	2,467,275
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2025% 2/6/25 (f)(h)(u)		7,712,424	7,631,444
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.14% 3/1/26 (f)(h)(u)		2,977,500	2,152,733
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.3425% 7/18/25 (f)(h)(u)		5,105,675	4,887,764
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 8/25/23 (f)(h)(u)		2,870,565	2,434,612
Hamilton Projs. Acquiror LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 6/17/27 (f)(h)(u)		5,044,910	5,038,604
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 5% 2/15/24 (f)(h)(u)		4,924,364	4,396,768
Lower Cadence Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.0925% 5/22/26 (f)(h)(u)		2,134,062	2,107,386
Matador Bidco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8425% 10/15/26 (f)(h)(u)		1,539,450	1,543,299
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% 12/31/49 (c)(e)(h)(u)		2,102,309	0
term loan 3 month U.S. LIBOR + 0.000% 0% 12/31/49 (c)(e)(h)(u)		907,000	0
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 6/21/26 (f)(h)(u)		1,723,750	1,636,632
			54,949,214

TOTAL ENERGY			60,148,926

FINANCIALS - 0.6%
Capital Markets - 0.2%
AssuredPartners, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.5925% 2/13/27 (f)(h)(u)		1,989,813	1,975,446
3 month U.S. LIBOR + 4.500% 5.5% 2/13/27 (f)(h)(u)		1,895,850	1,897,272
Blackstone CQP Holdco LP:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5/27/28 (h)(u)(v)		17,875,000	17,785,625
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.6866% 9/30/24 (f)(h)(u)		7,817,334	7,806,312
Blucora, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 5/22/24 (f)(h)(u)		1,691,172	1,695,400
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.5925% 2/27/28 (f)(h)(u)		10,145,000	10,070,739
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/9/27 (f)(h)(u)		4,768,888	4,789,346
Franklin Square Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.375% 8/3/25 (f)(h)(u)		1,895,556	1,876,600
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4338% 3/1/25 (f)(h)(u)		3,495,188	3,480,613
Russell Investments U.S. Institutional Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.5% 5/30/25 (f)(h)(u)		2,235,757	2,216,887
Victory Capital Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4442% 7/1/26 (f)(h)(u)		1,231,368	1,227,526
			54,821,766
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. term loan 17% 9/21/27 (c)(f)(u)		1,577,999	1,574,054
Agellan Portfolio 9% 8/7/25 (c)(f)(u)		424,000	428,240
Alpine Finance Merger Sub LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/12/24 (f)(h)(u)		3,965,100	3,958,716
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.5% 1/15/25 (f)(h)(u)		2,231,939	2,223,792
Extell Boston 5.154% 8/31/21 (c)(f)(u)		132,818	132,818
Finco I LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.5925% 6/27/25 (f)(h)(u)		1,906,140	1,901,775
Focus Financial Partners LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0925% 7/3/24 (f)(h)(u)		4,400,984	4,356,050
GT Polaris, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 9/24/27 (f)(h)(u)		3,221,925	3,223,955
Hightower Holding LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/21/28 (f)(h)(u)		1,600,000	1,603,504
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.000% 4/21/28 (h)(u)(w)		400,000	400,876
IG Investments Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5/23/25 (h)(u)(v)		1,500,000	1,500,630
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 7/3/24 (f)(h)(u)		1,230,755	1,213,832
KREF Holdings X LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 9/1/27 (f)(h)(u)		2,214,450	2,225,522
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 6/7/23 (f)(h)(u)		7,311,182	7,299,557
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/29/24 (f)(h)(u)		764,650	758,342
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8425% 2/11/27 (f)(h)(u)		4,472,221	4,462,158
TransUnion LLC Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8425% 11/16/26 (f)(h)(u)		2,940,697	2,927,846
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 4/29/26 (f)(h)(u)		2,177,936	2,174,190
Veritas Multifamily Portfolio 1 month U.S. LIBOR + 8.500% 8.75% 11/15/22 (c)(f)(h)(u)		5,514,000	5,527,785
			47,893,642
Insurance - 0.3%
Acrisure LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7025% 2/13/27 (f)(h)(u)		10,521,845	10,414,416
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3425% 5/10/25 (f)(h)(u)		3,346,724	3,315,766
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3425% 5/9/25 (f)(h)(u)		982,500	973,461
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 11/5/27 (f)(h)(u)		8,838,750	8,845,379
AmeriLife Holdings LLC:
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 4.1101% 3/18/27 (f)(h)(u)		5,062,271	5,055,944
3 month U.S. LIBOR + 4.000% 4.7452% 3/18/27 (c)(f)(h)(u)		736,300	734,459
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 3/18/28 (c)(f)(h)(u)		545,000	545,000
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3% 2/19/28 (f)(h)(u)		3,196,988	3,180,683
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 3.0925% 11/3/23 (f)(h)(u)		2,834,323	2,826,642
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 3.0925% 11/3/24 (f)(h)(u)		4,696,534	4,675,258
Tranche B3 2LN, term loan 3 month U.S. LIBOR + 5.250% 5.3425% 1/31/28 (f)(h)(u)		7,335,000	7,411,431
Tranche B8 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3425% 12/23/26 (f)(h)(u)		14,443,573	14,366,878
Tranche B9 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3425% 7/31/27 (f)(h)(u)		3,935,000	3,915,325
Baldwin Risk Partners LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 10/14/27 (h)(u)(v)		730,000	730,913
HUB International Ltd.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 4/25/25 (f)(h)(u)		2,602,128	2,602,883
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9257% 4/25/25 (f)(h)(u)		23,802,561	23,562,155
Ryan Specialty Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 9/1/27 (f)(h)(u)		4,343,175	4,340,482
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4525% 12/2/26 (f)(h)(u)		123,438	122,384
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.2025% 5/16/24 (f)(h)(u)		8,317,456	8,247,257
			105,866,716

TOTAL FINANCIALS			208,582,124

HEALTH CARE - 0.5%
Biotechnology - 0.0%
Aldevron LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 10/11/26 (f)(h)(u)		6,633,202	6,647,729
Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.25% 11/6/27 (f)(h)(u)		3,002,475	3,009,981
CPI Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.0925% 11/4/26 (f)(h)(u)		628,650	629,436
Insulet Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 5/4/28 (f)(h)(u)		3,880,000	3,880,000
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 10/19/27 (f)(h)(u)		3,875,236	3,882,521
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3584% 6/30/25 (f)(h)(u)		3,712,441	3,712,441
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 11/30/27 (f)(h)(u)		2,270,000	2,273,541
Pathway Vet Alliance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8425% 3/31/27 (f)(h)(u)		3,632,475	3,614,313
			21,002,233
Health Care Providers & Services - 0.2%
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 12/13/26 (f)(h)(u)		6,418,876	6,446,990
DaVita HealthCare Partners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8425% 8/12/26 (f)(h)(u)		844,218	839,997
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (f)(h)(u)		25,059,675	25,072,205
Global Medical Response, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 10/2/25 (f)(h)(u)		1,496,250	1,502,235
HAH Group Holding Co. LLC:
1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 10/29/27 (f)(h)(u)		1,296,379	1,297,196
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.000% 10/29/27 (h)(u)(w)		163,621	163,724
HCA Holdings, Inc.:
Tranche B12 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8425% 3/13/25 (f)(h)(u)		1,854,641	1,852,898
Tranche B13, term loan 3 month U.S. LIBOR + 1.750% 1.8425% 3/18/26 (f)(h)(u)		4,065,673	4,064,535
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.5% 3/15/28 (f)(h)(u)		2,720,000	2,714,179
MED ParentCo LP:
1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3425% 8/31/26 (f)(h)(u)		2,756,890	2,750,935
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.3425% 8/30/27 (f)(h)(u)		810,000	803,423
Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 8/31/26 (f)(h)(u)		995,000	995,000
Pluto Acquisition I, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.5% 6/20/26 (f)(h)(u)		2,743,125	2,746,554
Radiology Partners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3468% 7/9/25 (f)(h)(u)		1,310,000	1,308,834
RadNet Management, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 4/23/28 (f)(h)(u)		1,475,000	1,473,156
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8425% 11/16/25 (f)(h)(u)		3,988,823	3,986,909
Select Medical Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.37% 3/6/25 (f)(h)(u)		740,000	733,754
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 8/31/26 (f)(h)(u)		2,313,163	2,316,054
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 6/23/24 (f)(h)(u)		4,596,260	4,550,297
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.25% 12/15/27 (f)(h)(u)		1,850,363	1,856,839
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.125% 6/13/26 (f)(h)(u)		7,456,422	7,411,385
Upstream Newco, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.5925% 11/20/26 (f)(h)(u)		1,608,750	1,608,074
			76,495,173
Health Care Technology - 0.1%
athenahealth, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4097% 2/11/26 (f)(h)(u)		12,899,704	12,935,178
Emerald TopCo, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6853% 7/22/26 (f)(h)(u)		2,401,247	2,386,239
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 7/25/26 (f)(h)(u)		1,566,075	1,565,417
Imprivata, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 12/1/27 (f)(h)(u)		3,040,000	3,040,851
PointClickCare Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 12/29/27 (f)(h)(u)		1,515,000	1,512,167
Virgin Pulse, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/6/28 (f)(h)(u)		1,785,000	1,771,613
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6101% 9/30/26 (f)(h)(u)		2,810,019	2,802,994
			26,014,459
Life Sciences Tools & Services - 0.0%
PPD, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 1/13/28 (f)(h)(u)		5,750,000	5,737,695
Pharmaceuticals - 0.1%
Catalent Pharma Solutions Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.5% 2/22/28 (f)(h)(u)		1,473,750	1,476,978
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8601% 8/1/27 (f)(h)(u)		9,359,467	9,293,202
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 5/5/28 (f)(h)(u)		9,960,000	10,000,936
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4/8/28 (h)(u)(v)		8,575,000	8,562,738
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 2.8425% 11/27/25 (f)(h)(u)		2,467,059	2,453,021
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.0925% 6/1/25 (f)(h)(u)		3,213,957	3,200,297
			34,987,172

TOTAL HEALTH CARE			170,884,461

INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
AI Convoy Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 1/20/27 (f)(h)(u)		5,184,217	5,182,040
Gemini HDPE LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 12/31/27 (f)(h)(u)		2,047,984	2,044,564
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.34% 6/19/26 (f)(h)(u)		615,625	591,899
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3425% 5/30/25 (f)(h)(u)		4,745,006	4,679,288
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3425% 12/9/25 (f)(h)(u)		13,054,440	12,872,592
Tranche G 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3425% 8/22/24 (f)(h)(u)		2,453,405	2,422,737
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/30/25 (f)(h)(u)		3,220,111	3,128,338
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.75% 4/30/26 (f)(h)(u)		319,000	299,461
			31,220,919
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7025% 4/8/26 (f)(h)(u)		2,203,645	2,133,018
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7025% 4/4/26 (f)(h)(u)		1,184,755	1,146,784
Hanjin International Corp. 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.5% 12/23/22 (c)(f)(h)(u)		3,755,000	3,750,306
PAE Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.25% 10/19/27 (f)(h)(u)		1,806,725	1,806,725
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/5/24 (f)(h)(u)		1,314,912	1,313,820
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 1.8584% 2/23/25 (f)(h)(u)		2,000,000	1,989,780
			12,140,433
Airlines - 0.1%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 3/24/28 (f)(h)(u)		6,120,000	6,303,600
JetBlue Airways Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 6/17/24 (f)(h)(u)		3,482,666	3,558,136
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/2/27 (f)(h)(u)		5,495,000	5,860,418
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (f)(h)(u)		4,930,000	5,163,633
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 4/14/28 (f)(h)(u)		9,475,000	9,557,906
WestJet Airlines Ltd. 1LN, term loan 3 month U.S. LIBOR + 2.750% 4% 12/11/26 (f)(h)(u)		3,619,188	3,511,734
			33,955,427
Building Products - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6/30/28 (h)(u)(v)		3,645,000	3,630,019
APi Group DE, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.500% 2.5925% 10/1/26 (f)(h)(u)		3,209,375	3,185,305
3 month U.S. LIBOR + 2.750% 2.8425% 10/1/26 (f)(h)(u)		1,980,038	1,972,612
Gypsum Management & Supply, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.5925% 6/1/25 (f)(h)(u)		2,093,491	2,088,635
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8425% 2/28/27 (f)(h)(u)		2,900,700	2,873,694
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.0925% 5/31/25 (f)(h)(u)		6,863,078	6,842,488
			20,592,753
Commercial Services & Supplies - 0.2%
ABG Intermediate Holdings 2 LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 9/29/24 (f)(h)(u)		781,075	783,028
ADS Tactical, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 3/19/26 (h)(u)(v)		4,090,000	4,100,225
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/14/28 (f)(h)(u)		3,575,000	3,582,615
American Residential Services LLC/ARS Finance, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/15/27 (f)(h)(u)		2,314,200	2,314,200
APX Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.0941% 12/31/25 (f)(h)(u)		1,580,287	1,587,699
AVSC Holding Corp. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 10/15/26 (f)(h)(u)		2,675,396	2,443,520
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/21/24 (f)(h)(u)		11,398,746	11,138,171
Cimpress U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 4/29/28 (f)(h)(u)		2,435,000	2,430,447
Conservice Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4525% 5/13/27 (f)(h)(u)		2,029,800	2,029,800
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (f)(h)(u)		2,318,813	2,231,857
Division Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.5% 5/21/28 (c)(f)(h)(u)		1,950,000	1,935,375
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9355% 8/1/26 (f)(h)(u)		3,544,130	3,547,674
Erm Emerald U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.5925% 7/10/26 (f)(h)(u)		2,302,943	2,300,064
Filtration Group Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/29/25 (f)(h)(u)		621,875	622,267
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.0925% 3/29/25 (f)(h)(u)		3,256,798	3,221,788
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 11/3/23 (f)(h)(u)		2,523,911	2,232,955
KNS Acquisitions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7% 4/21/27 (f)(h)(u)		1,745,000	1,736,275
Maverick Purchaser Sub LLC:
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.5925% 1/23/27 (f)(h)(u)		3,786,388	3,773,135
3 month U.S. LIBOR + 4.750% 5.5% 2/3/27 (f)(h)(u)		2,500,000	2,512,500
Tranche B 2LN, term loan 1 month U.S. LIBOR + 8.750% 1/31/28 (h)(u)(v)		2,880,000	2,887,200
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.0925% 9/20/26 (f)(h)(u)		3,058,725	3,066,372
Pitney Bowes, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1% 3/19/28 (f)(h)(u)		1,260,000	1,260,529
Prime Security Services Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 9/23/26 (f)(h)(u)		893,537	892,983
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (f)(h)(u)		3,379,797	3,377,702
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9525% 8/29/25 (f)(h)(u)		1,494,598	1,415,384
The Brickman Group, Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.625% 8/15/25 (f)(h)(u)		2,216,532	2,201,748
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.625% 4/1/28 (f)(h)(u)		1,145,000	1,137,844
			70,763,357
Construction & Engineering - 0.1%
JMC Steel Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0965% 1/24/27 (f)(h)(u)		1,941,549	1,922,134
Landry's Finance Acquisition Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 12.000% 13% 10/4/23 (f)(h)(u)		865,000	960,150
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1% 1/21/28 (f)(h)(u)		2,500,000	2,494,150
Rockwood Service Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.0925% 1/23/27 (f)(h)(u)		4,116,630	4,120,046
RS Ivy Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 12/23/27 (f)(h)(u)		1,501,238	1,501,238
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5/20/28 (h)(u)(v)		8,415,000	8,393,963
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 9/27/24 (f)(h)(u)		1,601,667	1,596,990
USIC Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5/7/28 (h)(u)(v)		2,560,000	2,553,600
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 5/21/26 (f)(h)(u)		3,374,583	3,383,020
			26,925,291
Electrical Equipment - 0.1%
Alliance Laundry Systems LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/8/27 (f)(h)(u)		2,851,811	2,857,400
Array Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 10/14/27 (f)(h)(u)		5,590,358	5,510,025
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8601% 3/2/27 (f)(h)(u)		7,093,484	7,062,486
			15,429,911
Machinery - 0.0%
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0925% 10/1/25 (f)(h)(u)		1,275,179	1,268,803
Columbus McKinnon Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 5/13/28 (c)(f)(h)(u)		1,235,000	1,236,544
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.3601% 11/15/26 (f)(h)(u)		223,434	220,456
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6101% 11/15/25 (f)(h)(u)		1,154,062	1,142,232
Doosan Bobcat Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 5/18/24 (h)(u)(v)		2,020,000	2,018,485
TNT Crane & Rigging LLC:
1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/16/24 (f)(h)(u)		2,405,066	2,495,256
Tranche B 1LN, term loan 3 month U.S. LIBOR + 11.000% 12% 4/16/25 (f)(h)(u)		630,360	602,781
Vertical U.S. Newco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4776% 7/31/27 (f)(h)(u)		1,805,936	1,811,697
			10,796,254
Professional Services - 0.1%
AlixPartners LLP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 2/4/28 (f)(h)(u)		3,825,000	3,809,050
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8425% 2/7/26 (f)(h)(u)		5,652,229	5,613,399
CoreLogic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4/14/28 (h)(u)(v)		6,410,000	6,377,950
Nielsen Holdings PLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1084% 3/5/28 (f)(h)(u)		2,190,000	2,196,023
			17,996,422
Road & Rail - 0.0%
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.2025% 12/30/26 (f)(h)(u)		3,712,500	3,695,200
Uber Technologies, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.5925% 4/4/25 (f)(h)(u)		5,086,923	5,084,176
3 month U.S. LIBOR + 3.500% 3.5925% 2/25/27 (f)(h)(u)		6,593,437	6,589,349
			15,368,725
Trading Companies & Distributors - 0.0%
Beacon Roofing Supply, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 2.5925% 4/23/28 (f)(h)(u)		1,935,000	1,926,293
Fly Funding II SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.92% 8/9/25 (f)(h)(u)		1,863,287	1,844,654
			3,770,947
Transportation Infrastructure - 0.0%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 4/1/28 (f)(h)(u)		1,875,000	1,867,969
ASP LS Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.25% 4/30/28 (f)(h)(u)		1,470,000	1,467,251
			3,335,220

TOTAL INDUSTRIALS			262,295,659

INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.1%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.9525% 8/10/25 (f)(h)(u)		2,523,060	1,807,596
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3425% 4/4/26 (f)(h)(u)		7,936,925	7,898,907
Radiate Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 9/10/26 (f)(h)(u)		10,369,013	10,379,589
Sabre Industries, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3425% 4/15/26 (f)(h)(u)		1,588,129	1,582,173
			21,668,265
Electronic Equipment & Components - 0.0%
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 3/31/29 (f)(h)(u)		600,000	598,002
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/31/28 (f)(h)(u)		2,174,589	2,171,327
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.42% 3/31/28 (f)(h)(u)(w)		455,411	454,728
EPV Merger Sub, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3425% 3/8/25 (f)(h)(u)		2,821,036	2,771,668
EXC Holdings III Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/2/24 (f)(h)(u)		3,458,487	3,449,840
Go Daddy Operating Co. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0925% 8/10/27 (f)(h)(u)		3,225,625	3,210,013
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8425% 2/15/24 (f)(h)(u)		3,138,151	3,118,537
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6066% 9/28/24 (f)(h)(u)		2,099,221	2,099,221
			17,873,336
IT Services - 0.3%
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (f)(h)(u)		4,050,260	4,065,449
Arches Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 12/4/27 (f)(h)(u)		4,812,938	4,798,306
Camelot Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 10/31/26 (f)(h)(u)		8,478,750	8,485,787
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.0925% 10/31/26 (f)(h)(u)		3,895,207	3,881,574
CCC Information Services, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 4/27/24 (f)(h)(u)		2,484,420	2,484,196
CMI Marketing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 3/23/28 (h)(u)(v)		1,750,000	1,740,165
Cologix Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 4/30/28 (f)(h)(u)		2,235,000	2,235,000
Constant Contact, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 2/10/28 (f)(h)(u)		1,529,176	1,527,265
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.000% 2/10/28 (h)(u)(w)		410,824	410,310
GTT Communications, Inc.:
1LN, term loan 3 month U.S. LIBOR + 5.000% 8.5% 5/31/25 (f)(h)(u)		273,130	275,861
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.95% 5/31/25 (f)(h)(u)		13,129,894	10,676,311
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.000% 8.5% 12/31/21 (f)(h)(u)		336,296	339,659
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.9516% 3/26/28 (f)(h)(u)		7,925,000	7,943,386
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8605% 4/30/27 (f)(h)(u)		8,564,096	8,560,499
Park Place Technologies LLC 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 11/10/27 (f)(h)(u)		1,820,000	1,822,730
Peraton Corp. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.750% 2/1/28 (h)(u)(v)		10,566,174	10,576,423
3 month U.S. LIBOR + 3.750% 4.5% 2/1/28 (f)(h)(u)		6,003,826	6,009,650
Tempo Acquisition LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 10/31/26 (f)(h)(u)		8,895,188	8,908,175
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8425% 5/1/24 (f)(h)(u)		3,660,982	3,654,136
Verscend Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.0925% 8/27/25 (f)(h)(u)		5,422,443	5,423,419
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.0975% 3/1/26 (f)(h)(u)		5,033,816	5,030,695
WEX, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3425% 4/1/28 (f)(h)(u)		1,705,000	1,696,901
			100,545,897
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 9/30/27 (f)(h)(u)		85,769	85,555
CMC Materials, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.125% 11/15/25 (f)(h)(u)		1,216,136	1,214,616
ON Semiconductor Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0925% 9/19/26 (f)(h)(u)		1,723,750	1,721,113
			3,021,284
Software - 0.5%
A&V Holdings Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.370% 6.375% 3/10/27 (f)(h)(u)		2,308,481	2,288,282
Applied Systems, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.774% 9/19/24 (f)(h)(u)		1,000,000	998,500
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3425% 4/23/26 (f)(h)(u)		2,507,306	2,495,296
Ascend Learning LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 7/12/24 (f)(h)(u)		2,527,300	2,530,459
Boxer Parent Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8425% 10/2/25 (f)(h)(u)		8,507,256	8,459,786
Bracket Intermediate Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4443% 9/5/25 (f)(h)(u)		1,941,262	1,936,409
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.5618% 4/30/25 (f)(h)(u)		4,558,268	4,501,290
Cloudera, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 12/22/27 (f)(h)(u)		1,466,325	1,464,038
CommerceHub, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 12/29/27 (f)(h)(u)		2,049,863	2,057,549
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.75% 12/29/28 (f)(h)(u)		560,000	564,200
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8425% 11/29/24 (f)(h)(u)		1,544,688	1,499,213
DCert Buyer, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.000% 4.0925% 10/16/26 (f)(h)(u)		8,303,893	8,303,893
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.0925% 2/19/29 (f)(h)(u)		1,590,000	1,597,950
Dynatrace LLC 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3425% 8/23/25 (f)(h)(u)		1,850,013	1,841,059
Epicor Software Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4% 7/31/27 (f)(h)(u)		3,631,750	3,627,573
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.35% 12/22/23 (f)(h)(u)		6,542,213	6,524,222
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (f)(h)(u)		2,938,000	2,971,053
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (f)(h)(u)		12,140,387	11,978,920
Flexera Software LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/3/28 (f)(h)(u)		1,627,574	1,628,844
Grab Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 1/29/26 (f)(h)(u)		1,845,000	1,872,675
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 12/1/27(f)(h)(u)		4,239,375	4,245,437
Helios Software Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9297% 3/11/28 (f)(h)(u)		1,000,000	1,000,500
Hyland Software, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.250% 7% 7/10/25 (f)(h)(u)		194,480	195,291
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 7/1/24 (f)(h)(u)		5,511,332	5,522,244
Liftoff Mobile, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 3/17/28 (f)(h)(u)		1,386,525	1,383,059
MA FinanceCo. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/5/25 (f)(h)(u)		1,349,219	1,359,338
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 2.8425% 6/21/24 (f)(h)(u)		2,287,540	2,258,237
McAfee LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8425% 9/29/24 (f)(h)(u)		6,591,034	6,592,682
MH Sub I LLC:
1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/15/24 (f)(h)(u)		2,322,450	2,328,744
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.250% 6.3425% 2/23/29 (f)(h)(u)		535,000	541,243
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.5925% 9/15/24 (f)(h)(u)		1,229,157	1,223,183
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 7.1% 9/4/26 (f)(h)(u)		175,000	169,423
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.35% 9/4/25 (f)(h)(u)		1,255,051	1,241,973
Project Boost Purchaser LLC:
1LN, term loan 3 month U.S. LIBOR + 3.500% 3.5925% 5/30/26 (f)(h)(u)		3,058,750	3,035,167
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 5/30/26 (f)(h)(u)		1,114,400	1,113,475
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 2/15/28 (f)(h)(u)		6,660,000	6,627,366
RealPage, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 4/24/28 (f)(h)(u)		4,540,000	4,533,190
Renaissance Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3425% 5/31/25 (f)(h)(u)		2,708,077	2,679,534
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8425% 3/3/23 (f)(h)(u)		3,013,216	3,008,575
Sophia LP 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 10/7/27 (f)(h)(u)		5,710,688	5,723,765
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8425% 4/16/25 (f)(h)(u)		3,079,958	3,044,939
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 1.8425% 4/16/25 (f)(h)(u)		2,324,863	2,298,429
Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 1.8425% 4/16/25 (f)(h)(u)		7,196,090	7,125,280
STG-Fairway Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3425% 1/31/27 (f)(h)(u)		1,647,525	1,641,347
SUSE Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/19/27 (f)(h)(u)		309,280	308,507
UKG, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 5/4/26 (f)(h)(u)		13,101,439	13,117,816
Ultimate Software Group, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8425% 5/4/26 (f)(h)(u)		4,997,802	5,001,451
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (f)(h)(u)		3,350,000	3,431,673
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.0925% 2/28/27 (f)(h)(u)		4,653,622	4,627,469
Xperi Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2194% 6/1/25 (f)(h)(u)		4,483,446	4,483,446
			169,003,994
Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2% 9/19/25 (f)(h)(u)		3,469,091	3,468,467
Seattle Spinco, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 2.8425% 6/21/24 (f)(h)(u)		14,954,738	14,763,167
			18,231,634

TOTAL INFORMATION TECHNOLOGY			330,344,410

MATERIALS - 0.4%
Chemicals - 0.2%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 3/21/25 (f)(h)(u)		2,759,996	2,759,140
Aruba Investment Holdings LLC:
2LN, term loan 3 month U.S. LIBOR + 7.750% 8.5% 11/24/28 (f)(h)(u)		555,000	556,388
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 11/24/27 (f)(h)(u)		2,060,000	2,063,873
ASP Chromaflo Dutch I BV Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (f)(h)(u)		627,551	625,198
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (f)(h)(u)		482,613	480,803
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.591% 5/7/25 (f)(h)(u)		3,097,863	3,008,800
Element Solutions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0925% 1/31/26 (f)(h)(u)		1,251,344	1,247,277
GrafTech Finance, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 2/12/25 (f)(h)(u)		479,957	479,957
Herens U.S. Holdco Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4/30/28 (h)(u)(v)		2,140,000	2,137,325
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.71% 7/1/26 (f)(h)(u)		1,159,350	1,156,452
INEOS U.S. Petrochem LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 1/20/26 (f)(h)(u)		6,920,000	6,888,306
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.7025% 3/1/26 (f)(h)(u)		3,049,727	3,023,804
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 3.625% 10/11/24 (f)(h)(u)		2,343,733	2,331,030
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/16/27 (f)(h)(u)		3,806,238	3,779,594
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8475% 10/1/25(f)(h)(u)		9,448,664	9,362,020
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.85% 4/3/25 (f)(h)(u)		2,067,700	2,036,685
Tronox Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6418% 3/11/28 (f)(h)(u)		2,606,450	2,586,902
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9525% 4/3/25 (f)(h)(u)		462,355	457,269
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 1.9525% 4/3/25 (f)(h)(u)		792,470	783,753
			45,764,576
Construction Materials - 0.0%
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.21% 1/4/27 (f)(h)(u)		2,094,945	2,075,734
VM Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4451% 3/19/28 (f)(h)(u)		4,455,781	4,437,200
White Capital Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 10/19/27 (f)(h)(u)		3,731,250	3,735,392
			10,248,326
Containers & Packaging - 0.2%
AOT Packaging Products AcquisitionCo LLC:
1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 3/3/28 (f)(h)(u)		3,143,037	3,117,893
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.250% 0.125% 3/3/28 (f)(h)(u)(w)		706,963	701,307
Ball Metalpack Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.635% 7/31/25 (f)(h)(u)		1,900,000	1,893,673
Berlin Packaging, LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.000% 3.1203% 11/7/25 (f)(h)(u)		5,162,591	5,110,965
3 month U.S. LIBOR + 3.250% 3.75% 3/11/28 (f)(h)(u)		572,802	569,938
Berry Global, Inc. Tranche Z 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8451% 7/1/26 (f)(h)(u)		4,421,419	4,382,731
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.385% 4/3/24 (f)(h)(u)		613,563	597,844
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8425% 12/21/26 (f)(h)(u)		3,445,200	3,443,064
Charter NEX U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 12/1/27 (f)(h)(u)		4,002,400	4,016,168
Flex Acquisition Co., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.000% 3.4516% 6/29/25 (f)(h)(u)		7,989,462	7,896,225
3 month U.S. LIBOR + 3.500% 4% 3/2/28 (f)(h)(u)		4,558,932	4,532,079
Graham Packaging Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 2/26/28 (f)(h)(u)		4,614,203	4,611,066
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.25% 2/4/26 (f)(h)(u)		2,055,000	2,048,999
Pixelle Specialty Solutions LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/31/24 (f)(h)(u)		2,246,355	2,237,459
Pregis TopCo Corp.:
1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8425% 7/31/26 (f)(h)(u)		1,532,114	1,528,283
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 8/1/26 (f)(h)(u)		1,750,000	1,750,000
Printpack Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/26/23 (f)(h)(u)		999,534	994,536
Proampac PG Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 11/18/25 (f)(h)(u)		1,190,000	1,189,357
Reynolds Consumer Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8425% 1/30/27 (f)(h)(u)		4,018,144	3,998,053
Reynolds Group Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3425% 2/5/26 (f)(h)(u)		3,132,150	3,104,180
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8425% 2/5/23 (f)(h)(u)		3,989,798	3,979,265
			61,703,085
Metals & Mining - 0.0%
Atkore International, Inc. Tranche B1LN, term loan 1 month U.S. LIBOR + 2.000% 5/18/28 (c)(h)(u)(v)		2,095,000	2,092,381
Tiger Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5/21/28 (h)(u)(v)		2,635,000	2,627,306
			4,719,687
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo OYJ 1LN, term loan 3 month U.S. LIBOR + 4.000% 3/18/28 (h)(u)(v)		2,330,000	2,332,913
Clearwater Paper Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.0625% 7/26/26 (f)(h)(u)		323,125	323,125
LEB Holdings U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.0925% 11/2/27 (f)(h)(u)		1,571,063	1,574,330
Neenah, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 4/6/28 (c)(f)(h)(u)		1,582,763	1,582,763
			5,813,131

TOTAL MATERIALS			128,248,805

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
ESH Hospitality, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0925% 9/18/26 (f)(h)(u)		283,968	282,708
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8547% 6/28/23 (f)(h)(u)		835,000	832,913
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.75% 3/23/24 (f)(h)(u)		1,342,822	1,134,376
			2,249,997
Real Estate Management & Development - 0.1%
Aragon Junior Mezzanine 1 month U.S. LIBOR + 6.000% 7.25% 1/15/25 (c)(f)(h)(u)		895,367	897,605
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8425% 8/21/25 (f)(h)(u)		8,597,158	8,491,241
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (f)(h)(u)		3,293,565	2,617,429
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (f)(h)(u)		185,762	147,627
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 2/8/25 (f)(h)(u)		31,593	31,441
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8425% 12/22/24 (f)(h)(u)		9,592,909	9,496,980
			21,682,323

TOTAL REAL ESTATE			23,932,320

UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 8/1/25 (f)(h)(u)		12,173,992	12,090,357
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 12/15/27 (f)(h)(u)		1,925,325	1,926,538
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/1/26 (f)(h)(u)		1,868,857	1,868,464
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/13/21 (f)(h)(u)		1,870,131	1,750,443
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 12/3/25 (f)(h)(u)		1,034,513	1,029,340
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/23/25 (f)(h)(u)		7,100,000	7,037,875
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8441% 12/31/25 (f)(h)(u)		5,400,365	5,368,881
			31,071,898
Gas Utilities - 0.0%
UGI Energy Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8425% 8/13/26 (f)(h)(u)		1,298,348	1,298,348
Independent Power and Renewable Electricity Producers - 0.0%
Granite Acquisition, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 3/25/28 (f)(h)(u)		2,000,000	1,995,720
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.625% 11/14/25 (f)(h)(u)		1,764,388	1,733,511
Oregon Clean Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 3/1/26 (f)(h)(u)		368,437	353,471
Talen Energy Supply LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8425% 6/28/26 (f)(h)(u)		320,625	314,213
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 12/9/21 (f)(h)(u)		1,448,062	1,432,684
			5,829,599

TOTAL UTILITIES			38,199,845

TOTAL BANK LOAN OBLIGATIONS
(Cost $1,957,670,613)			1,970,405,885

Bank Notes - 0.2%
Discover Bank:
3.2% 8/9/21		$16,424,000	$16,474,989
4.682% 8/9/28 (f)		8,844,000	9,409,132
KeyBank NA 6.95% 2/1/28		1,259,000	1,585,471
Regions Bank 6.45% 6/26/37		15,683,000	21,653,225
TOTAL BANK NOTES
(Cost $42,199,745)			49,122,817

Preferred Securities - 0.9%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Europe BV 2.625% (Reg. S) (f)(j)	EUR	$8,800,000	$10,919,428
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV:
2.5%(Reg. S) (f)(j)	EUR	7,014,000	8,669,769
2.7%(Reg. S) (f)(j)	EUR	8,400,000	10,521,955
3.875% (Reg. S) (f)(j)	EUR	19,900,000	26,740,839
			45,932,563
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (j)		4,843,000	4,952,876
Danone SA 1.75% (Reg. S) (f)(j)	EUR	8,000,000	9,975,101
			14,927,977
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Odebrecht Holdco Finance Ltd. 0% 9/10/58 (d)		5,507,881	192,776
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC Via Gaz Finance PLC 4.5985% (d)(f)(j)		1,520,000	1,557,335

TOTAL ENERGY			1,750,111

FINANCIALS - 0.3%
Banks - 0.2%
AIB Group PLC 6.25% (Reg. S) (f)(j)	EUR	3,600,000	4,955,235
Alfa Bond Issuance PLC:
6.95% (Reg. S) (f)(j)		300,000	310,931
8% (Reg. S) (f)(j)		2,056,000	2,099,433
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (f)(j)	EUR	3,400,000	4,462,272
Banco Do Brasil SA 6.25% (d)(f)(j)		1,545,000	1,578,604
Banco Mercantil del Norte SA:
6.75% (d)(f)(j)		245,000	262,426
6.875% (d)(f)(j)		1,960,000	2,027,130
7.625% (d)(f)(j)		608,000	681,074
Bank of Nova Scotia:
4.65% (f)(j)		4,078,000	4,113,683
4.9% (f)(j)		1,650,000	1,775,813
Barclays Bank PLC 7.625% 11/21/22		5,362,000	5,866,088
Barclays PLC 7.125% (f)(j)	GBP	645,000	1,044,645
BNP Paribas SA 6.625% (Reg. S) (f)(j)		4,470,000	4,894,650
Emirates NBD Bank PJSC 6.125% (Reg. S) (f)(j)		1,451,000	1,552,117
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (f)(j)		300,000	323,963
HSBC Holdings PLC 6.375% (f)(j)		5,550,000	6,141,630
Itau Unibanco Holding SA 6.125% (d)(f)(j)		2,015,000	2,058,826
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 3.5216% (f)(h)(j)		595,000	592,828
3 month U.S. LIBOR + 3.470% 3.6555% (f)(h)(j)		595,000	592,769
NBK Tier 1 Financing 2 Ltd. 4.5% (d)(f)(j)		1,210,000	1,262,030
NBK Tier 1 Financing Ltd. 3.625% (d)(f)(j)		635,000	636,786
Societe Generale 7.875% (Reg. S) (f)(j)		1,800,000	2,009,340
Stichting AK Rabobank Certificaten 2.1878% (Reg. S) (f)(h)(j)	EUR	3,410,725	5,422,568
Tinkoff Credit Systems 9.25% (Reg. S) (f)(j)		2,392,000	2,509,806
			57,174,647
Capital Markets - 0.0%
Credit Suisse Group AG 7.5% (Reg. S) (f)(j)		15,540,000	17,191,125
UBS Group AG 7% (Reg. S) (f)(j)		940,000	1,082,175
			18,273,300
Diversified Financial Services - 0.0%
OEC Finance Ltd. 7.5% pay-in-kind (d)(j)		2,374,387	239,813
Insurance - 0.1%
Aviva PLC 6.125% (f)(j)	GBP	4,780,000	7,222,839
QBE Insurance Group Ltd.:
5.25% (Reg. S) (f)(j)		7,527,000	7,903,732
5.875% (d)(f)(j)		3,175,000	3,448,844
			18,575,415

TOTAL FINANCIALS			94,263,175

HEALTH CARE - 0.1%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SA 2.875% (Reg. S) (f)(j)	EUR	2,680,000	3,341,659
Pharmaceuticals - 0.1%
Bayer AG 2.375% 11/12/79 (Reg. S) (f)	EUR	21,300,000	26,298,964

TOTAL HEALTH CARE			29,640,623

INDUSTRIALS - 0.0%
Marine - 0.0%
DP World Salaam 6% (Reg. S) (f)(j)		505,000	555,500
Trading Companies & Distributors - 0.0%
AerCap Holdings NV 5.875% 10/10/79 (f)		5,250,000	5,433,750

TOTAL INDUSTRIALS			5,989,250

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Network i2i Ltd. 5.65% (d)(f)(j)		695,000	737,265
REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
Aroundtown SA 3.375% (Reg. S) (f)(j)	EUR	6,200,000	7,900,817
AT Securities BV 5.25% (Reg. S) (f)(j)		13,000,000	13,660,530
CPI Property Group SA 3.75% (Reg. S) (f)(j)	EUR	6,840,000	8,122,086
Deutsche Annington Finance BV 4% (Reg. S) (f)(j)	EUR	4,000,000	4,974,195
Grand City Properties SA 1.5% (Reg. S) (f)(j)	EUR	10,500,000	12,548,217
Heimstaden Bostad AB 3.248% (Reg. S) (f)(j)	EUR	11,640,000	14,688,363
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (f)(j)	EUR	5,240,000	6,393,369
			68,287,577
UTILITIES - 0.1%
Electric Utilities - 0.1%
EDF SA 5.25% (Reg. S) (f)(j)		18,550,000	19,361,563
Enel SpA 2.5% (Reg. S) (f)(j)	EUR	7,585,000	9,658,154
SSE PLC 3.74% (Reg. S) (f)(j)	GBP	3,300,000	4,917,355
			33,937,072
TOTAL PREFERRED SECURITIES
(Cost $295,983,561)			306,385,041
		Shares	Value

Money Market Funds - 8.4%
Fidelity Cash Central Fund 0.06% (x)		2,277,613,581	2,278,069,104
Fidelity Securities Lending Cash Central Fund 0.06% (x)(y)		485,957,298	486,005,894
TOTAL MONEY MARKET FUNDS
(Cost $2,764,019,043)			2,764,074,998

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount(a)	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.865% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2031	10/14/21	9,200,000	$684,809
Option with an exercise rate of 2.75% on a credit default swap with BNP Paribas S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 35 Index expiring September 2021, paying 5% quarterly.	9/15/21	EUR 96,700,000	1,217,662
TOTAL PUT OPTIONS			1,902,471
Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.865% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2031	10/14/21	9,200,000	8,329
TOTAL PURCHASED SWAPTIONS
(Cost $1,985,939)			1,910,800
TOTAL INVESTMENT IN SECURITIES - 107.2%
(Cost $34,145,834,898)			35,194,636,591
NET OTHER ASSETS (LIABILITIES) - (7.2)%			(2,365,242,251)
NET ASSETS - 100%			$32,829,394,340

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2% 6/1/51	$(14,750,000)	$(15,004,379)
2% 6/1/51	(9,850,000)	(10,019,873)
2% 6/1/51	(24,750,000)	(25,176,839)
2% 6/1/51	(59,350,000)	(60,373,550)
2% 6/1/51	(34,600,000)	(35,196,712)
3% 6/1/51	(24,300,000)	(25,352,229)
3.5% 6/1/51	(3,950,000)	(4,154,785)
3.5% 6/1/51	(3,200,000)	(3,365,902)

TOTAL GINNIE MAE		(178,644,269)

Uniform Mortgage Backed Securities
1.5% 6/1/36	(11,500,000)	(11,641,954)
1.5% 6/1/36	(20,975,000)	(21,233,911)
2% 6/1/51	(66,000,000)	(66,684,671)
2% 6/1/51	(63,900,000)	(64,562,886)
2% 6/1/51	(19,900,000)	(20,106,439)
2% 6/1/51	(21,900,000)	(22,127,186)
2% 6/1/51	(63,900,000)	(64,562,886)
2% 6/1/51	(41,500,000)	(41,930,513)
2.5% 6/1/51	(6,300,000)	(6,523,206)
2.5% 6/1/51	(6,400,000)	(6,626,749)
2.5% 6/1/51	(56,500,000)	(58,501,772)
3% 6/1/51	(28,100,000)	(29,346,940)
3% 6/1/51	(28,500,000)	(29,764,690)
3.5% 6/1/51	(14,150,000)	(14,936,613)
3.5% 6/1/51	(18,650,000)	(19,686,772)
3.5% 6/1/51	(12,350,000)	(13,036,549)
3.5% 6/1/51	(13,650,000)	(14,408,817)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(505,682,554)

TOTAL TBA SALE COMMITMENTS
(Proceeds $683,931,403)		$(684,326,823)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.71% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2032	3/30/22	26,400,000	$(2,629,860)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 2.37% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2026	5/11/26	30,000,000	(933,418)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.27% and receive quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	5,600,000	(320,601)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.905% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2026	2/5/26	37,000,000	(1,478,060)
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay semi-annually a fixed rate of 1.57% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2022	2/16/22	65,300,000	(2,002,462)
Option on an interest rate swap with Morgan Stanley Capital Services to pay semi-annually a fixed rate of 2.3725% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2026	5/18/26	37,000,000	(1,152,705)

TOTAL PUT SWAPTIONS			(8,517,106)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.71% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2032	3/30/22	26,400,000	(55,092)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.37% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2026	5/11/26	30,000,000	(1,052,605)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.27% and pay quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	5,600,000	(72,607)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.905% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2026	2/5/26	37,000,000	(884,207)
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive semi-annually a fixed rate of 1.57% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2022	2/16/22	65,300,000	(1,083,451)
Option on an interest rate swap with Morgan Stanley Capital Services to receive semi-annually a fixed rate of 2.3725% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2026	5/18/26	37,000,000	(1,300,343)

TOTAL CALL SWAPTIONS			(4,448,305)

TOTAL WRITTEN SWAPTIONS			$(12,965,411)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	58	June 2021	$6,267,478	$80,695	$80,695
Eurex Euro-Bund Contracts (Germany)	8	June 2021	1,657,867	(983)	(983)
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	49	June 2021	12,009,168	(465,117)	(465,117)
TME 10 Year Canadian Note Contracts (Canada)	265	Sept. 2021	31,642,937	89,272	89,272
TOTAL BOND INDEX CONTRACTS					(296,133)
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	16	Sept. 2021	3,531,750	1,594	1,594
CBOT 5-Year U.S. Treasury Note Contracts (United States)	702	Sept. 2021	86,943,797	154,306	154,306
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1,078	Sept. 2021	168,740,688	779,478	779,478
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	416	Sept. 2021	60,300,500	246,072	246,072
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	292	Sept. 2021	54,093,000	567,838	567,838
TOTAL TREASURY CONTRACTS					1,749,288

TOTAL PURCHASED					1,453,155

Sold
Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	48	June 2021	7,886,817	(13,924)	(13,924)
ICE Long Gilt Contracts (United Kingdom)	218	Sept. 2021	39,367,930	(77,651)	(77,651)
TOTAL BOND INDEX CONTRACTS					(91,575)
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	804	Sept. 2021	106,077,750	(179,566)	(179,566)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	2,093	Sept. 2021	461,997,047	(216,678)	(216,678)
TOTAL TREASURY CONTRACTS					(396,244)

TOTAL SOLD					(487,819)

TOTAL FUTURES CONTRACTS					$965,336

The notional amount of futures purchased as a percentage of Net Assets is 1.3%

The notional amount of futures sold as a percentage of Net Assets is 1.9%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
AUD	320,000	USD	248,359	BNP Paribas	6/25/21	$(1,645)
CAD	229,000	USD	189,118	BNP Paribas	6/25/21	437
EUR	5,811,000	USD	6,997,459	BNP Paribas	6/25/21	91,906
EUR	2,338,000	USD	2,802,518	Citibank NA	6/25/21	49,820
EUR	263,000	USD	313,246	JPMorgan Chase Bank	6/25/21	7,611
EUR	2,277,000	USD	2,731,038	JPMorgan Chase Bank	6/25/21	46,880
EUR	1,640,000	USD	1,997,036	State Street Bank And Tr Co	6/25/21	3,748
GBP	1,045,000	USD	1,436,184	State Street Bank And Tr Co	6/25/21	46,872
GBP	239,000	USD	336,215	State Street Bank And Tr Co	6/25/21	2,972
USD	210,403	AUD	276,000	JPMorgan Chase Bank	6/25/21	(2,388)
USD	677,212	AUD	871,000	State Street Bank And Tr Co	6/25/21	5,688
USD	2,393	CAD	3,000	JPMorgan Chase Bank	6/25/21	(91)
USD	112,852	CAD	139,000	JPMorgan Chase Bank	6/25/21	(2,205)
USD	98,271	CAD	119,000	Royal Bank Of Canada	6/25/21	(232)
USD	244,233	CAD	308,000	State Street Bank And Tr Co	6/25/21	(10,715)
USD	1,992,518	EUR	1,648,000	BNP Paribas	6/25/21	(18,027)
USD	1,987,180	EUR	1,642,000	BNP Paribas	6/25/21	(16,044)
USD	2,524,147	EUR	2,087,000	BNP Paribas	6/25/21	(21,973)
USD	79,415	EUR	65,000	Bank Of America NA	6/25/21	116
USD	4,798,880	EUR	3,939,000	Brown Brothers Harriman & Co.	6/25/21	(6,663)
USD	444,267,857	EUR	373,186,000	Citibank NA	6/25/21	(11,015,520)
USD	1,101,737	EUR	914,000	JPMorgan Chase Bank	6/25/21	(13,334)
USD	7,642,043	EUR	6,257,000	JPMorgan Chase Bank	6/25/21	8,563
USD	281,396	EUR	233,000	Royal Bank Of Canada	6/25/21	(2,862)
USD	3,769,954	EUR	3,153,000	State Street Bank And Tr Co	6/25/21	(76,676)
USD	258,963	EUR	215,000	State Street Bank And Tr Co	6/25/21	(3,335)
USD	3,257,933	EUR	2,709,000	State Street Bank And Tr Co	6/25/21	(47,021)
USD	8,166,878	EUR	6,711,000	State Street Bank And Tr Co	6/25/21	(20,479)
USD	6,618,658	GBP	4,744,000	BNP Paribas	6/25/21	(113,990)
USD	612,345	GBP	440,000	BNP Paribas	6/25/21	(12,100)
USD	309,783	GBP	219,000	BNP Paribas	6/25/21	(1,021)
USD	3,599,344	GBP	2,537,000	BNP Paribas	6/25/21	(1,147)
USD	351,673	GBP	256,000	Citibank NA	6/25/21	(11,641)
USD	2,721,810	GBP	1,938,000	Citibank NA	6/25/21	(28,585)
USD	178,519	GBP	126,000	JPMorgan Chase Bank	6/25/21	(299)
USD	89,330	GBP	63,000	JPMorgan Chase Bank	6/25/21	(79)
USD	414,404	GBP	300,000	Royal Bank Of Canada	6/25/21	(11,354)
USD	157,566,016	GBP	114,651,000	State Street Bank And Tr Co	6/25/21	(5,145,785)
USD	3,497,925	GBP	2,477,000	State Street Bank And Tr Co	6/25/21	(17,414)
USD	7,522,714	GBP	5,306,000	State Street Bank And Tr Co	6/25/21	(7,519)
USD	7,992,426	GBP	5,659,000	State Street Bank And Tr Co	6/25/21	(38,782)
USD	29,481,472	JPY	3,231,700,000	Royal Bank Of Canada	6/25/21	52,936
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(16,331,377)
					Unrealized Appreciation	317,549
					Unrealized Depreciation	(16,648,926)

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(3)	Value(1)	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
5-Year iTraxx Europe Series 25 Index		Jun. 2021	ICE	(1%)	Quarterly	EUR 8,300,000	$89,535	$0	$89,535
Akzo Nobel NV		Jun. 2024	Citibank, N.A.	(1%)	Quarterly	EUR 9,400,000	(312,210)	187,360	(124,850)
Assicurazioni Generali SpA		Jun. 2026	BNP Paribas SA	(1%)	Quarterly	EUR 3,600,000	(103,442)	91,561	(11,881)
Assicurazioni Generali SpA		Jun. 2026	BNP Paribas SA	(1%)	Quarterly	EUR 4,400,000	(126,429)	111,469	(14,960)
BMW Finance NV		Jun. 2026	Citibank, N.A.	(1%)	Quarterly	EUR 8,000,000	(298,786)	248,057	(50,729)
Barclays PLC		Jun. 2026	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR 8,000,000	(231,008)	207,171	(23,837)
CMBX N.A. AAA Index Series 12		Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	103,060,000	(986,583)	(1,392)	(987,975)
CMBX N.A. AAA Index Series 13		Dec. 2072	JPMorgan Securities LLC	(0.5%)	Monthly	11,480,000	(95,547)	(14,519)	(110,066)
Daimler AG		Jun. 2026	Citibank, N.A.	(1%)	Quarterly	EUR 8,000,000	(252,651)	193,608	(59,043)
Deutsche Bank AG		Jun. 2026	Citibank, N.A.	(1%)	Quarterly	EUR 8,150,000	(141,460)	16,982	(124,478)
Gas Natural Capital Markets SA		Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 4,200,000	(57,944)	27,102	(30,842)
Sanpaolo SpA		Jun. 2026	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR 8,000,000	(197,216)	153,121	(44,095)
Shell International Finance BV		Jun. 2026	Citibank, N.A.	(1%)	Quarterly	EUR 7,950,000	(291,743)	278,727	(13,016)
Standard Chartered PLC		Jun. 2021	Goldman Sachs Bank USA	(1%)	Quarterly	EUR 1,550,000	(4,669)	1,621	(3,048)
Volvo Treas AB		Jun. 2024	Citibank, N.A.	(1%)	Quarterly	EUR 1,550,000	(46,352)	23,429	(22,923)
TOTAL BUY PROTECTION							(3,056,505)	1,524,297	(1,532,208)
Sell Protection
5-Year iTraxx Europe Senior Financial Series 25 Index	NR	Jun. 2021	ICE	1%	Quarterly	EUR 8,300,000	57,540	0	57,540

TOTAL CREDIT DEFAULT SWAPS							$(2,998,965)	$1,524,297	$(1,474,668)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

 (4) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2023	$141,649,000	$180,180	$0	$180,180
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2026	35,191,000	161,708	0	161,708
3-month LIBOR(3)	Quarterly	1%	Semi - annual	LCH	Sep. 2031	24,742,000	(29,329)	0	(29,329)

TOTAL INTEREST RATE SWAPS							$312,559	$0	$312,559

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

USD – U.S. dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,634,526 or 0.0% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,650,313,989 or 20.3% of net assets.

 (e) Non-income producing - Security is in default.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (h) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (j) Security is perpetual in nature with no stated maturity date.

 (k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,879,034.

 (l) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $2,206,853.

 (m) Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts, options and bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $22,171,197.

 (n) Security or a portion of the security is on loan at period end.

 (o) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $178,316.

 (p) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (q) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (r) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (s) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (t) Non-income producing

 (u) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (v) The coupon rate will be determined upon settlement of the loan after period end.

 (w) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,767,141 and $1,761,974, respectively.

 (x) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (y) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Chesapeake Energy Corp.	2/10/21	$5,862
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 4/15/21	$799,989

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,318,033
Fidelity Securities Lending Cash Central Fund	788,219
Total	$2,106,252

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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